UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell III, President Sterling Capital Funds 434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

STERLING CAPITAL FUNDS

SEMI-ANNUAL REPORT

MARCH 31, 2012

May lose value • Not FDIC insured • Not insured by any government agency • Not guaranteed by the bank • Not a deposit

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

Sterling Capital Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2011 and March 31, 2012. Market perceptions of the recovering economy led to significant gains in equities for the period, as strong corporate-sector fundamentals and efforts to all eviate the eurozone debt crisis bolstered investor confidence. Fixed-income securities meanwhile experienced modest returns.

The economy continued to modestly expand during the six month sunder review, and some U.S. economic data, including key measures of manufacturing and consumer spending, beat expectations. Corporate balance sheets remained strong and the job market continued to expand, though relatively high unemployment remained a drag on the economy.

Real income declined and the consumer savings rate remained low during the period. Meanwhile, rising gasoline prices threatened to damage consumer confidence, though a warmer than usual winter reduced heating costs and left consumers with more cash. This was one factor that contributed to strong retail sales in early 2012. Consumer confidence climbed moderately, but remained low by historical standards. Business confidence continued to improve throughout the period, and manufacturing activity appeared robust. Housing starts and sales of existing homes increased, but pending foreclosures and a large invisible inventory of homes indicated continuing weakness in the housing market.

Despite these improving economic conditions, however, the severity of the recession and slow pace of job creation has left the trajectory of the economic recovery shallower than past recoveries. As a result, we believe the recovery remains susceptible to another shock. Moreover, much of the recentbetter-than-expected economic data are not considered leading indicators. While they reflect recent improving economic conditions, they don’t necessarily offer insight into future trends or preclude the possibility of an impending recession.

The U.S. gross domestic product increased at an annualized rate of 3% during the first half of this semiannual period. According to preliminary figures, GDP grew at an annualized 2.2% rate during the second half of the period. The Federal Reserve maintained its aggressive stance toward monetary policy, keeping its target short-term interest rate at a range between zero and 0.25%, a historic low, throughout the period.

The Fed’s announcement that it would maintain its accommodative monetary policy until at least 2014 helped fuel a rally in equities during the period. Measures taken by the European Central Bank to increase liquidity within the most troubled European economies provided Some respite from the eurozone crisis, further contributing to the equity rally. Even so, Europe remained a central cause of concern for investors, and fiscal austerity and structural issues continue to indicate a strong likelihood of a European recession. Due in part to these pressures, U.S. stocks outperformed international equities during the period.

The S&P 500® Index1 climbed steadily throughout the period, gaining 25.9% during the six months under review. Small-cap stocks slightly outperformed larger shares, with the Russell 2000 index of small-cap stocks gaining 29.8%. Likewise, the U.S. fixed-income market was supported by a more promising economic outlook, improving corporate balance sheets, pressure to reduce government debt and spending, and consumer and corporate deleveraging.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

E.G. Purcell, III

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief

Market Strategist

Sterling Capital Management LLC

1 “S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Funds invested, as a percentage of net assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2012.

Sterling Capital Select Equity Fund	Percentage of net assets
Consumer Discretionary	7.5%
Consumer Staples	8.9%
Energy	12.8%
Financials	11.3%
Health Care	15.0%
Industrials	8.9%
Information Technology	22.9%
Materials	3.5%
Telecommunication Services	2.0%
Exchange Traded Funds	2.5%
Cash Equivalents	4.9%

100.2%

Sterling Capital Mid Value Fund	Percentage of net assets
Consumer Discretionary	19.9%
Energy	2.3%
Financial Services	37.4%
Health Care	16.2%
Producer Durables	9.4%
Technology	11.2%
Cash Equivalents	3.3%

99.7%

Sterling Capital Small Value Fund	Percentage of net assets
Consumer Discretionary	15.3%
Energy	3.1%
Financial Services	37.5%
Health Care	4.9%
Materials & Processing	2.2%
Producer Durables	19.8%
Technology	12.3%
Utilities	1.6%
Cash Equivalents	3.4%

100.1%

Sterling Capital Special Opportunities Fund	Percentage of net assets
Consumer Discretionary	12.1%
Consumer Staples	4.3%
Energy	12.9%
Financials	6.5%
Health Care	20.1%
Industrials	2.2%
Information Technology	31.4%
Materials	4.1%
Cash Equivalents	6.6%

100.2%

Sterling Capital Equity Income Fund	Percentage of net assets
Consumer Discretionary	11.2%
Consumer Staples	14.5%
Energy	15.9%
Financials	5.7%
Health Care	13.1%
Industrials	7.4%
Information Technology	11.2%
Telecommunication Services	3.3%
Cash Equivalents	17.5%

99.8%

Sterling Capital Short-Term Bond Fund	Percentage of net assets
Collateralized Mortgage Obligations	10.3%
Commercial Mortgage-Backed Securities	19.1%
Corporate Bonds	57.5%
Mortgage-Backed Securities	0.4%
Municipal Bonds	8.9%
Preferred Stocks	1.9%
Cash Equivalents	1.6%

99.7%

Sterling Capital Intermediate U.S. Government Fund	Percentage of net assets
Collateralized Mortgage Obligations	5.2%
Corporate Bonds	6.6%
Mortgage-Backed Securities	17.9%
Municipal Bonds	2.4%
U.S. Government Agencies	31.1%
U.S. Treasury Bills	8.3%
U.S. Treasury Notes	27.6%
Cash Equivalents	0.4%

99.5%

Sterling Capital Total Return Bond Fund	Percentage of net assets
Asset Backed Securities	2.4%
Collateralized Mortgage Obligations	8.9%
Commercial Mortgage-Backed Securities	11.2%
Corporate Bonds	29.8%
Mortgage-Backed Securities	35.9%
Municipal Bonds	3.7%
Preferred Stocks	1.3%
U.S. Treasury Notes	5.3%
Cash Equivalents	5.2%

103.7%

Sterling Capital Kentucky Intermediate Tax-Free Fund	Percentage of net assets
Kentucky Municipal Bonds	98.8%
Cash Equivalents	7.2%

106.0%

Sterling Capital Maryland Intermediate Tax-Free Fund	Percentage of net assets
Maryland Municipal Bonds	90.3%
Cash Equivalents	9.6%

99.9%

Sterling Capital North Carolina Intermediate Tax-Free Fund	Percentage of net assets
North Carolina Municipal Bonds	99.3%
Cash Equivalents	4.5%

103.8%

Sterling Capital South Carolina Intermediate Tax-Free Fund	Percentage of net assets
South Carolina Municipal Bonds	97.8%
Cash Equivalents	8.4%

106.2%

Sterling Capital Funds
Summary of Portfolio Holdings (Unaudited)

Sterling Capital Virginia Intermediate Tax-Free Fund	Percentage of net assets
District of Columbia Municipal Bonds	1.3%
Virginia Municipal Bonds	94.6%
Cash Equivalents	3.2%

99.1%

Sterling Capital West Virginia Intermediate Tax-Free Fund	Percentage of net assets
West Virginia Municipal Bonds	94.9%
Cash Equivalents	3.8%

98.7%

Sterling Capital National Tax-Free Money Market Fund	Percentage of net assets
Alabama	0.6%
Alaska	2.8%
Arizona	6.4%
California	4.4%
Colorado	5.7%
Georgia	5.0%
Illinois	3.1%
Indiana	5.3%
Louisiana	6.0%
Massachusetts	2.1%
Mississippi	4.7%
Missouri	2.1%
Nevada	3.9%
New Jersey	5.3%
New York	18.9%
North Carolina	4.9%
Ohio	10.9%
Oklahoma	1.6%
Texas	1.9%
Utah	2.0%
Virginia	0.6%
Wisconsin	0.9%
Cash Equivalents	0.8%

99.9%

Sterling Capital Prime Money Market Fund	Percentage of net assets
Certificates of Deposit	23.3%
Commercial Paper	42.0%
Corporate Bonds	1.5%
Investment Company	0.0%
Repurchase Agreements	17.8%
U.S. Government Agencies	3.8%
U.S. Treasury Bills	1.7%
U.S. Treasury Notes	9.7%
Variable Rate Notes	0.1%

99.9%

Sterling Capital U.S. Treasury Money Market Fund	Percentage of net assets
Repurchase Agreements	43.7%
U.S. Treasury Bills	42.2%
U.S. Treasury Notes	14.1%

100.0%

Sterling Capital Strategic Allocation Conservative Fund	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	2.8%
Sterling Capital Mid Value Fund, Institutional Class	4.0%
Sterling Capital Select Equity Fund, Institutional Class	7.9%
Sterling Capital Small Value Fund, Institutional Class	1.0%
Sterling Capital Special Opportunities Fund, Institutional Class	1.9%
Sterling Capital Total Return Bond Fund, Institutional Class	53.8%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2.7%
Non-Affiliated Investment Companies	7.1%
Exchange Traded Funds	18.9%

100.1%

Sterling Capital Strategic Allocation Balanced Fund	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	4.2%
Sterling Capital Mid Value Fund, Institutional Class	5.8%
Sterling Capital Select Equity Fund, Institutional Class	11.4%
Sterling Capital Small Value Fund, Institutional Class	1.4%
Sterling Capital Special Opportunities Fund, Institutional Class	2.7%
Sterling Capital Total Return Bond Fund, Institutional Class	34.0%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2.2%
Non-Affiliated Investment Companies	8.8%
Exchange Traded Funds	29.5%

100.0%

Sterling Capital Strategic Allocation Growth Fund	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	5.1%
Sterling Capital Mid Value Fund, Institutional Class	7.2%
Sterling Capital Select Equity Fund, Institutional Class	14.2%
Sterling Capital Small Value Fund, Institutional Class	1.8%
Sterling Capital Special Opportunities Fund, Institutional Class	3.3%
Sterling Capital Total Return Bond Fund, Institutional Class	18.4%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2.8%
Non-Affiliated Investment Companies	9.2%
Exchange Traded Funds	38.1%

100.1%

Sterling Capital Strategic Allocation Equity Fund	Percentage of net assets
Sterling Capital Equity Income Fund, Institutional Class	5.5%
Sterling Capital Mid Value Fund, Institutional Class	7.7%
Sterling Capital Select Equity Fund, Institutional Class	22.2%
Sterling Capital Small Value Fund, Institutional Class	1.9%
Sterling Capital Special Opportunities Fund, Institutional Class	12.0%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	1.3%
Non-Affiliated Investment Companies	9.3%
Exchange Traded Funds	40.2%

100.1%

Sterling Capital Funds
Expense Example (Unaudited)

As a shareholder of the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 - 3/31/12	Annualized Expense Ratio During Period 10/1/11 - 3/31/12
Sterling Capital Select Equity Fund
Class A Shares	$1,000.00	$1,261.80	$6.16	1.09%
Class B Shares	1,000.00	1,256.40	10.38	1.84%
Class C Shares	1,000.00	1,256.40	10.38	1.84%
Institutional Shares	1,000.00	1,263.00	4.75	0.84%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,280.20	6.78	1.19%
Class B Shares	1,000.00	1,275.50	11.04	1.94%
Class C Shares	1,000.00	1,275.40	11.04	1.94%
Institutional Shares	1,000.00	1,282.00	5.36	0.94%
Class R Shares	1,000.00	1,277.30	8.43	1.48%
Sterling Capital Small Value Fund
Class A Shares	1,000.00	1,279.80	7.58	1.33%
Class B Shares	1,000.00	1,274.70	11.83	2.08%
Class C Shares	1,000.00	1,274.70	11.83	2.08%
Institutional Shares	1,000.00	1,281.90	6.16	1.08%
Class R Shares	1,000.00	1,281.50	8.90	1.56%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,247.30	7.19	1.28%
Class B Shares	1,000.00	1,242.70	11.38	2.03%
Class C Shares	1,000.00	1,242.50	11.38	2.03%
Institutional Shares	1,000.00	1,248.90	5.79	1.03%
Class R Shares	1,000.00	1,245.90	8.65	1.54%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,192.40	6.41	1.17%
Class B Shares	1,000.00	1,187.90	10.50	1.92%
Class C Shares	1,000.00	1,188.20	10.50	1.92%
Institutional Shares	1,000.00	1,194.20	5.05	0.92%
Class R Shares	1,000.00	1,190.50	7.83	1.43%
Sterling Capital Short-Term Bond Fund
Class A Shares	1,000.00	1,029.10	4.11	0.81%
Class C Shares	1,000.00	1,028.00	8.21	1.62%
Institutional Shares	1,000.00	1,030.30	2.84	0.56%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,011.50	4.83	0.96%
Class B Shares	1,000.00	1,007.70	8.58	1.71%
Class C Shares	1,000.00	1,007.80	8.63	1.72%
Institutional Shares	1,000.00	1,012.80	3.57	0.71%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,028.70	4.62	0.91%
Class B Shares	1,000.00	1,025.80	8.41	1.66%
Class C Shares	1,000.00	1,024.80	8.40	1.66%
Institutional Shares	1,000.00	1,030.00	3.35	0.66%
Class R Shares	1,000.00	1,027.60	5.88	1.16%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,026.40	4.81	0.95%
Class C Shares	1,000.00	1,025.30	8.81	1.74%
Institutional Shares	1,000.00	1,026.80	3.55	0.70%
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,024.40	4.76	0.94%
Class C Shares	1,000.00	1,023.00	9.20	1.82%
Institutional Shares	1,000.00	1,024.70	3.49	0.69%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 - 3/31/12	Annualized Expense Ratio During Period 10/1/11 - 3/31/12
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,024.40	$4.66	0.92%
Class C Shares	1,000.00	1,022.10	8.64	1.71%
Institutional Shares	1,000.00	1,025.70	3.39	0.67%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,028.00	4.82	0.95%
Class C Shares	1,000.00	1,025.90	8.91	1.76%
Institutional Shares	1,000.00	1,029.40	3.55	0.70%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,023.80	4.71	0.93%
Class C Shares	1,000.00	1,021.40	8.74	1.73%
Institutional Shares	1,000.00	1,024.20	3.44	0.68%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,028.10	4.72	0.93%
Class C Shares	1,000.00	1,025.80	8.86	1.75%
Institutional Shares	1,000.00	1,029.40	3.45	0.68%
Sterling Capital National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,000.10	0.70	0.14%
Class C Shares	1,000.00	1,000.00	0.25	0.05%
Institutional Shares	1,000.00	1,000.10	0.70	0.14%
Sterling Capital Prime Money Market Fund
Class A Shares	1,000.00	1,000.10	1.05	0.21%
Class B Shares	1,000.00	1,000.10	1.05	0.21%
Class C Shares	1,000.00	1,000.10	1.05	0.21%
Institutional Shares	1,000.00	1,000.10	1.05	0.21%
Sterling Capital U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,000.10	0.20	0.04%
Class B Shares	1,000.00	1,000.10	0.20	0.04%
Class C Shares	1,000.00	1,000.10	0.20	0.04%
Institutional Shares	1,000.00	1,000.10	0.20	0.04%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,102.20	3.68	0.70%
Class B Shares	1,000.00	1,097.50	7.60	1.45%
Class C Shares	1,000.00	1,098.90	7.61	1.45%
Institutional Shares	1,000.00	1,103.60	2.37	0.45%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,145.80	3.59	0.67%
Class B Shares	1,000.00	1,140.50	7.60	1.42%
Class C Shares	1,000.00	1,141.40	7.60	1.42%
Institutional Shares	1,000.00	1,146.20	2.25	0.42%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,175.50	3.75	0.69%
Class B Shares	1,000.00	1,170.30	7.81	1.44%
Class C Shares	1,000.00	1,172.50	7.82	1.44%
Institutional Shares	1,000.00	1,178.00	2.40	0.44%
Sterling Capital Strategic Allocation Equity Fund
Class A Shares	1,000.00	1,207.40	4.58	0.83%
Class B Shares	1,000.00	1,203.40	8.70	1.58%
Class C Shares	1,000.00	1,204.10	8.71	1.58%
Institutional Shares	1,000.00	1,207.90	3.15	0.57%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period) for all Classes except for Class C Shares of Sterling Capital Short-Term Bond Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, and Sterling Capital National Tax-Free Money Market Fund, which are multiplied by 60 days divided by 366 (to reflect the period from commencement of operations).

Sterling Capital Funds
Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 - 3/31/12	Annualized Expense Ratio During Period 10/1/11 - 3/31/12
Sterling Capital Select Equity Fund
Class A Shares	$1,000.00	$1,019.55	$5.50	1.09%
Class B Shares	1,000.00	1,015.80	9.27	1.84%
Class C Shares	1,000.00	1,015.80	9.27	1.84%
Institutional Shares	1,000.00	1,020.80	4.24	0.84%
Sterling Capital Mid Value Fund
Class A Shares	1,000.00	1,019.05	6.01	1.19%
Class B Shares	1,000.00	1,015.30	9.77	1.94%
Class C Shares	1,000.00	1,015.30	9.77	1.94%
Institutional Shares	1,000.00	1,020.30	4.75	0.94%
Class R Shares	1,000.00	1,017.60	7.47	1.48%
Sterling Capital Small Value Fund
Class A Shares	1,000.00	1,018.35	6.71	1.33%
Class B Shares	1,000.00	1,014.60	10.48	2.08%
Class C Shares	1,000.00	1,014.60	10.48	2.08%
Institutional Shares	1,000.00	1,019.60	5.45	1.08%
Class R Shares	1,000.00	1,017.20	7.87	1.56%
Sterling Capital Special Opportunities Fund
Class A Shares	1,000.00	1,018.60	6.46	1.28%
Class B Shares	1,000.00	1,014.85	10.23	2.03%
Class C Shares	1,000.00	1,014.85	10.23	2.03%
Institutional Shares	1,000.00	1,019.85	5.20	1.03%
Class R Shares	1,000.00	1,017.30	7.77	1.54%
Sterling Capital Equity Income Fund
Class A Shares	1,000.00	1,019.15	5.91	1.17%
Class B Shares	1,000.00	1,015.40	9.67	1.92%
Class C Shares	1,000.00	1,015.40	9.67	1.92%
Institutional Shares	1,000.00	1,020.40	4.65	0.92%
Class R Shares	1,000.00	1,017.85	7.21	1.43%
Sterling Capital Short-Term Bond Fund
Class A Shares	1,000.00	1,020.95	4.09	0.81%
Class C Shares	1,000.00	1,016.90	8.17	1.62%
Institutional Shares	1,000.00	1,022.20	2.83	0.56%
Sterling Capital Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.20	4.85	0.96%
Class B Shares	1,000.00	1,016.45	8.62	1.71%
Class C Shares	1,000.00	1,016.40	8.67	1.72%
Institutional Shares	1,000.00	1,021.45	3.59	0.71%
Sterling Capital Total Return Bond Fund
Class A Shares	1,000.00	1,020.45	4.60	0.91%
Class B Shares	1,000.00	1,016.70	8.37	1.66%
Class C Shares	1,000.00	1,016.70	8.37	1.66%
Institutional Shares	1,000.00	1,021.70	3.34	0.66%
Class R Shares	1,000.00	1,019.20	5.86	1.16%
Sterling Capital Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.25	4.80	0.95%
Class C Shares	1,000.00	1,016.30	8.77	1.74%
Institutional Shares	1,000.00	1,021.50	3.54	0.70%

Sterling Capital Funds
Expense Example (Unaudited)

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11 - 3/31/12	Annualized Expense Ratio During Period 10/1/11 - 3/31/12
Sterling Capital Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.30	$4.75	0.94%
Class C Shares	1,000.00	1,015.90	9.17	1.82%
Institutional Shares	1,000.00	1,021.55	3.49	0.69%
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.40	4.65	0.92%
Class C Shares	1,000.00	1,016.45	8.62	1.71%
Institutional Shares	1,000.00	1,021.65	3.39	0.67%
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.25	4.80	0.95%
Class C Shares	1,000.00	1,016.20	8.87	1.76%
Institutional Shares	1,000.00	1,021.50	3.54	0.70%
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.35	4.70	0.93%
Class C Shares	1,000.00	1,016.35	8.72	1.73%
Institutional Shares	1,000.00	1,021.60	3.44	0.68%
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.35	4.70	0.93%
Class C Shares	1,000.00	1,016.25	8.82	1.75%
Institutional Shares	1,000.00	1,021.60	3.44	0.68%
Sterling Capital National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,024.30	0.71	0.14%
Class C Shares	1,000.00	1,024.75	0.25	0.05%
Institutional Shares	1,000.00	1,024.30	0.71	0.14%
Sterling Capital Prime Money Market Fund
Class A Shares	1,000.00	1,023.95	1.06	0.21%
Class B Shares	1,000.00	1,023.95	1.06	0.21%
Class C Shares	1,000.00	1,023.95	1.06	0.21%
Institutional Shares	1,000.00	1,023.95	1.06	0.21%
Sterling Capital U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,024.80	0.20	0.04%
Class B Shares	1,000.00	1,024.80	0.20	0.04%
Class C Shares	1,000.00	1,024.80	0.20	0.04%
Institutional Shares	1,000.00	1,024.80	0.20	0.04%
Sterling Capital Strategic Allocation Conservative Fund
Class A Shares	1,000.00	1,021.50	3.54	0.70%
Class B Shares	1,000.00	1,017.75	7.31	1.45%
Class C Shares	1,000.00	1,017.75	7.31	1.45%
Institutional Shares	1,000.00	1,022.75	2.28	0.45%
Sterling Capital Strategic Allocation Balanced Fund
Class A Shares	1,000.00	1,021.65	3.39	0.67%
Class B Shares	1,000.00	1,017.90	7.16	1.42%
Class C Shares	1,000.00	1,017.90	7.16	1.42%
Institutional Shares	1,000.00	1,022.90	2.12	0.42%
Sterling Capital Strategic Allocation Growth Fund
Class A Shares	1,000.00	1,021.55	3.49	0.69%
Class B Shares	1,000.00	1,017.80	7.26	1.44%
Class C Shares	1,000.00	1,017.80	7.26	1.44%
Institutional Shares	1,000.00	1,022.80	2.23	0.44%
Sterling Capital Strategic Allocation Equity Fund
Class A Shares	1,000.00	1,020.85	4.19	0.83%
Class B Shares	1,000.00	1,017.10	7.97	1.58%
Class C Shares	1,000.00	1,017.10	7.97	1.58%
Institutional Shares	1,000.00	1,022.15	2.88	0.57%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period) for all Classes except for Class C Shares of Sterling Capital Short-Term Bond Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, and Sterling Capital National Tax-Free Money Market Fund, which are multiplied by 60 days divided by 366 (to reflect the period from commencement of operations).

Sterling Capital Select Equity Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.8%)
	Consumer Discretionary (7.5%)
145,140	Comcast Corp., Class A	$ 4,355,651
41,550	DIRECTV, Class A(a)	2,050,077
21,680	Lowe’s Cos., Inc.	680,318
63,800	Target Corp.	3,717,626
16,530	Time Warner Cable, Inc.	1,347,195
102,840	Walt Disney Co. (The)	4,502,335

		16,653,202

	Consumer Staples (8.9%)
40,940	Coca-Cola Co. (The)	3,029,969
21,950	CVS Caremark Corp.	983,360
70,560	Kellogg Co.	3,784,133
32,400	Kraft Foods, Inc., Class A	1,231,524
77,100	PepsiCo, Inc.	5,115,585
47,400	Procter & Gamble Co. (The)	3,185,754
26,025	Sysco Corp.	777,107
27,000	Wal-Mart Stores, Inc.	1,652,400

		19,759,832

	Energy (12.8%)
58,770	Anadarko Petroleum Corp.	4,604,042
21,930	Baker Hughes, Inc.	919,744
85,500	Cenovus Energy, Inc.	3,072,870
32,820	Chevron Corp.	3,519,617
84,300	Exxon Mobil Corp.	7,311,339
76,200	Schlumberger, Ltd.	5,328,666
110,000	Suncor Energy, Inc.	3,597,000

		28,353,278

	Financials (11.3%)
18,249	American Express Co.	1,055,887
49,550	Berkshire Hathaway, Inc., Class B(a)	4,020,983
126,800	JPMorgan Chase & Co.	5,830,264
75,300	MetLife, Inc.	2,812,455
5,075	T. Rowe Price Group, Inc.	331,397
51,500	Travelers Cos., Inc. (The)	3,048,800
135,600	Wells Fargo & Co.	4,629,384
150,900	Weyerhaeuser Co., REIT	3,307,728

		25,036,898

	Health Care (15.0%)
76,500	Express Scripts, Inc.(a)	4,144,770
47,700	Johnson & Johnson	3,146,292
19,350	Medtronic, Inc.	758,327
119,400	Merck & Co., Inc.	4,584,960
136,050	Pfizer, Inc.	3,082,893
120,050	St. Jude Medical, Inc.	5,319,415
58,400	Stryker Corp.	3,240,032
87,000	UnitedHealth Group, Inc.	5,127,780
49,500	WellPoint, Inc.	3,653,100

		33,057,569

	Industrials (8.9%)
34,435	FedEx Corp.	3,166,643
328,310	General Electric Co.	6,589,182

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
64,160	Honeywell International, Inc.	$ 3,916,968
12,050	Union Pacific Corp.	1,295,134
166,500	Xylem, Inc.	4,620,375

		19,588,302

	Information Technology (22.9%)
16,145	Apple, Inc.(a)	9,678,443
216,630	Cisco Systems, Inc.	4,581,725
143,000	EMC Corp.(a)	4,272,840
7,010	Google, Inc., Class A(a)	4,495,092
90,060	Intel Corp.	2,531,586
16,800	International Business Machines Corp.	3,505,320
220,830	Microsoft Corp.	7,121,767
92,400	Oracle Corp.	2,694,384
53,300	QUALCOMM, Inc.	3,625,466
107,700	TE Connectivity, Ltd.	3,957,975
120,165	Texas Instruments, Inc.	4,038,746

		50,503,344

	Materials (3.5%)
99,360	Barrick Gold Corp.	4,320,173
65,220	E.I. du Pont de Nemours & Co .	3,450,138

		7,770,311

	Telecommunication Services (2.0%)
138,950	AT&T, Inc.	4,339,409

	Total Common Stocks (Cost $161,282,182)	205,062,145

EXCHANGE TRADED FUNDS (2.5%)
90,600	Financial Select Sector SPDR Fund	1,429,668
120,840	Utilities Select Sector SPDR Fund	4,235,442

	Total Exchange Traded Funds (Cost $5,247,705)	5,665,110

INVESTMENT COMPANY (4.9%)
10,805,235	Federated Treasury Obligations Fund, Institutional Shares	10,805,235

	Total Investment Company (Cost $10,805,235)	10,805,235

Total Investments — 100.2% (Cost $177,335,122)		221,532,490
Net Other Assets (Liabilities) — (0.2)%		(533,175)

NET ASSETS — 100.0%		$ 220,999,315

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

SPDR — Standard and Poors Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.4%)
	Consumer Discretionary (19.9%)
801,612	Chico’s FAS, Inc.	$ 12,104,341
281,325	eBay, Inc.(a)	10,378,079
167,189	International Speedway Corp., Class A	4,639,495
1,315,042	Interpublic Group of Cos., Inc. (The)	15,004,629
25,200	Interval Leisure Group, Inc.	438,480
278,570	Omnicom Group, Inc.	14,109,572
216,526	Universal Technical Institute, Inc.	2,855,978
327,583	Viacom, Inc., Class B	15,547,089

		75,077,663

	Energy (2.3%)
516,318	EXCO Resources, Inc.	3,423,188
248,026	Forest Oil Corp.(a)	3,006,075
222,275	Rex Energy Corp.(a)	2,373,897

		8,803,160

	Financial Services (37.4%)
275,197	Annaly Capital Management, Inc., REIT	4,353,617
467,092	Aspen Insurance Holdings, Ltd.	13,050,550
143,028	Assurant, Inc.	5,792,634
345,503	Assured Guaranty, Ltd.	5,707,710
1,017,400	E*Trade Financial Corp.(a)	11,140,530
342,985	Endurance Specialty Holdings, Ltd.	13,945,770
41,500	Enstar Group, Ltd.(a)	4,108,085
238,147	Fair Isaac Corp.	10,454,653
277,600	Fidelity National Information Services, Inc.	9,194,112
303,400	Lender Processing Services, Inc.	7,888,400
592,050	Leucadia National Corp.	15,452,505
331,100	Lincoln National Corp.	8,727,796
383,220	MI Developments, Inc.	13,255,580
156,586	StanCorp Financial Group, Inc.	6,410,631
323,084	Willis Group Holdings PLC	11,301,478

		140,784,051

	Health Care (16.2%)
117,100	Becton Dickinson & Co.	9,092,815
172,013	Covidien PLC	9,405,671
206,400	Life Technologies Corp.(a)	10,076,448
344,000	Omnicare, Inc.	12,236,080

Shares		Fair Value
COMMON STOCKS — (continued)
	Health Care — (continued)
181,442	WellPoint, Inc.	$ 13,390,420
108,622	Zimmer Holdings, Inc.	6,982,222

		61,183,656

	Producer Durables (9.4%)
161,495	General Dynamics Corp.	11,850,503
319,019	Lexmark International, Inc., Class A	10,604,192
1,605,567	Xerox Corp.	12,972,981

		35,427,676

	Technology (11.2%)
570,149	CA, Inc.	15,713,306
117,148	Computer Sciences Corp.	3,507,411
242,175	DST Systems, Inc.	13,133,150
785,596	EarthLink, Inc.	6,276,912
269,000	SAIC, Inc.	3,550,800

		42,181,579

	Total Common Stocks (Cost $289,237,485)	363,457,785

INVESTMENT COMPANY (3.3%)
12,540,703	Federated Treasury Obligations Fund, Institutional Shares	12,540,703

	Total Investment Company (Cost $12,540,703)	12,540,703

Total Investments — 99.7% (Cost $301,778,188)		375,998,488
Net Other Assets (Liabilities) — 0.3%		972,400

NET ASSETS — 100.0%		$ 376,970,888

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.7%)
	Consumer Discretionary (15.3%)
126,058	Cambium Learning Group, Inc.(a)	$334,054
80,900	Chico’s FAS, Inc.	1,221,590
165,399	Entercom Communications Corp., Class A(a)	1,073,440
43,065	Harman International Industries, Inc.	2,015,873
5,475	Interval Leisure Group, Inc.	95,265
62,196	Kirkland’s, Inc.(a)	1,006,331
80,800	Maidenform Brands, Inc.(a)	1,818,808
77,200	Meredith Corp.	2,505,912
96,998	Regis Corp.	1,787,673
37,917	Signet Jewelers, Ltd.	1,792,716

		13,651,662

	Energy (3.1%)
120,300	Forest Oil Corp.(a)	1,458,036
114,285	Resolute Energy Corp.(a)	1,300,563

		2,758,599

	Financial Services (37.5%)
46,100	AMERISAFE, Inc.(a)	1,140,514
63,652	Aspen Insurance Holdings, Ltd.	1,778,437
115,242	Assured Guaranty, Ltd.	1,903,798
246,670	Bank Mutual Corp.	996,547
70,170	Brookline Bancorp, Inc.	657,493
74,196	Campus Crest Communities, Inc., REIT	865,125
192,200	E*Trade Financial Corp.(a)	2,104,590
73,181	Endurance Specialty Holdings, Ltd.	2,975,540
62,200	Fair Isaac Corp.	2,730,580
187,500	First American Financial Corp.	3,118,125
9,838	First Citizens BancShares, Inc., Class A	1,797,304
46,563	Horace Mann Educators Corp.	820,440
159,400	Investment Technology Group, Inc.(a)	1,906,424
77,400	Lender Processing Services, Inc.	2,012,400
35,600	MI Developments, Inc.	1,231,404
70,135	Parkway Properties, Inc., REIT	735,015
846,100	Popular, Inc.(a)	1,734,505
27,100	Ramco-Gershenson Properties Trust, REIT	331,162
44,523	StanCorp Financial Group, Inc.	1,822,772
108,770	Washington Federal, Inc.	1,829,511
115,000	Westfield Financial, Inc.	909,650

		33,401,336

	Health Care (4.9%)
35,819	Coventry Health Care, Inc.	1,274,082
20,400	Teleflex, Inc.	1,247,460
80,200	VCA Antech, Inc.(a)	1,861,442

		4,382,984

	Materials & Processing (2.2%)
327,900	Ferro Corp.(a)	1,947,726

	Producer Durables (19.8%)
343,369	EnergySolutions, Inc.(a)	1,682,508
41,100	FTI Consulting, Inc.(a)	1,542,072

Shares		Fair Value
COMMON STOCKS — (continued)
	Producer Durables — (continued)
56,400	Granite Construction, Inc.	$1,620,936
81,700	Harsco Corp.	1,916,682
49,200	Itron, Inc.(a)	2,234,172
62,700	Lexmark International, Inc., Class A	2,084,148
125,800	PHH Corp.(a)	1,946,126
91,060	SYKES Enterprises, Inc.(a)	1,438,748
63,500	TeleTech Holdings, Inc.(a)	1,022,350
126,718	UTi Worldwide, Inc.	2,183,351

		17,671,093

	Technology (12.3%)
49,314	Black Box Corp.	1,258,000
127,398	Compuware Corp.(a)	1,170,788
49,862	DST Systems, Inc.	2,704,016
379,471	EarthLink, Inc.	3,031,973
262,689	Lionbridge Technologies, Inc.(a)	756,544
174,463	Orbotech, Ltd.(a)	2,022,026

		10,943,347

	Utilities (1.6%)
45,883	Lumos Networks Corp.	493,701
45,883	NTELOS Holdings Corp.	949,778

		1,443,479

	Total Common Stocks (Cost $78,994,322)	86,200,226

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(b)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (3.4%)
2,997,730	Federated Treasury Obligations Fund, Institutional Shares	2,997,730

	Total Investment Company (Cost $2,997,730)	2,997,730

Total Investments — 100.1% (Cost $81,992,052)		89,197,956
Net Other Assets (Liabilities) — (0.1)%		(77,133)

NET ASSETS — 100.0%		$89,120,823

(a)	Represents non-income producing security.
(b)	Security was fair valued under methods approved by the Board.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.6%)
	Consumer Discretionary (12.1%)
1,295,000	Comcast Corp., Class A	$38,862,950
2,539,000	Ford Motor Co.	31,712,110
262,000	Yum! Brands, Inc.(a)	18,649,160

		89,224,220

	Consumer Staples (4.3%)
1,514,583	Dole Food Co., Inc.(b).	15,115,538
230,000	Energizer Holdings, Inc.(b)	17,061,400

		32,176,938

	Energy (12.9%)
296,000	Apache Corp	29,730,240
221,000	Devon Energy Corp.	15,717,520
188,000	EOG Resources, Inc.(a)	20,886,800
697,000	Halliburton Co.	23,133,430
185,000	Southwestern Energy Co.(b)	5,661,000

		95,128,990

	Financials (6.5%)
1,335,000	Charles Schwab Corp. (The)	19,183,950
99,500	CME Group, Inc.	28,788,335

		47,972,285

	Health Care (20.1%)
1,011,000	Allscripts Healthcare Solutions, Inc.(b)	16,782,600
686,000	Gilead Sciences, Inc.(a)(b).	33,511,100
843,000	Merck & Co., Inc.	32,371,200
709,000	Teva Pharmaceutical Industries, Ltd., ADR	31,947,540
580,000	UnitedHealth Group, Inc	34,185,200

		148,797,640

	Industrials (2.2%)
175,800	FedEx Corp.(a)	16,166,568

	Information Technology (31.4%)
2,380,250	Activision Blizzard, Inc.	30,514,805
984,000	Adobe Systems, Inc.(b)	33,761,040

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
100,000	Akamai Technologies, Inc.(a)(b)	$ 3,670,000
757,000	Broadcom Corp., Class A(b)	29,750,100
1,439,000	Cisco Systems, Inc	30,434,850
1,467,000	Dell, Inc.(b)	24,352,200
849,000	eBay, Inc.(b)	31,319,610
537,000	Harris Corp	24,207,960
406,000	Intuit, Inc	24,412,780

		232,423,345

	Materials (4.1%)
150,000	Potash Corp. of Saskatchewan, Inc .	6,853,500
1,527,000	Yamana Gold, Inc.(a)	23,851,740

		30,705,240

	Total Common Stocks (Cost $550,129,881)	692,595,226

INVESTMENT COMPANY (6.6%)
48,700,740	Federated Treasury Obligations Fund, Institutional Shares	48,700,740

	Total Investment Company (Cost $48,700,740)	48,700,740

Total Investments — 100.2% (Cost $598,830,621)		741,295,966
Net Other Assets (Liabilities) — (0.2)%		(1,286,541)

NET ASSETS — 100.0%		$ 740,009,425

(a)	Security held as collateral for written call option.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Equity Income Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (82.3%)
	Consumer Discretionary (11.2%)
272,000	McDonald’s Corp.(a)	$ 26,683,200
491,000	Omnicom Group, Inc.	24,869,150
941,000	Pearson PLC, ADR	17,634,340
618,000	Target Corp..	36,010,860
307,800	Thomson Reuters Corp.	8,895,420

		114,092,970

	Consumer Staples (14.5%)
778,000	Archer-Daniels-Midland Co.	24,631,480
175,000	Diageo PLC, ADR	16,887,500
693,000	General Mills, Inc.	27,338,850
549,000	PepsiCo, Inc.	36,426,150
185,000	Philip Morris International, Inc.	16,392,850
780,700	Unilever PLC, ADR	25,802,135

		147,478,965

	Energy (15.9%)
294,000	Chevron Corp..	31,528,560
462,000	ConocoPhillips.	35,116,620
538,400	Kinder Morgan Management LLC(b)	40,180,792
1,087,900	Natural Resource Partners LP	26,098,721
256,000	Royal Dutch Shell PLC, ADR	18,081,280
275,000	Teekay LNG Partners LP	10,769,000

		161,774,973

	Financials (5.7%)
110,100	BlackRock, Inc.	22,559,490
609,000	Travelers Cos., Inc. (The)	36,052,800

		58,612,290

	Health Care (13.1%)
590,000	Abbott Laboratories.	36,161,100
656,000	Baxter International, Inc.	39,215,680
553,000	Novartis AG, ADR	30,641,730
1,216,000	Pfizer, Inc.	27,554,560

		133,573,070

	Industrials (7.4%)
668,000	Emerson Electric Co.	34,856,240

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
344,800	Illinois Tool Works, Inc.	$ 19,694,976
590,000	Waste Management, Inc.	20,626,400

		75,177,616

	Information Technology (11.2%)
1,031,000	Intel Corp.(a)	28,981,410
1,050,000	Microsoft Corp.	33,862,500
546,000	Paychex, Inc.	16,920,540
1,699,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	25,960,720
254,000	Texas Instruments, Inc.	8,536,940

		114,262,110

	Telecommunication Services (3.3%)
861,000	Rogers Communications, Inc., Class B	34,181,700

	Total Common Stocks (Cost $673,700,459)	839,153,694

INVESTMENT COMPANY (17.5%)
179,006,366	Federated Treasury Obligations Fund, Institutional Shares	179,006,366

	Total Investment Company (Cost $179,006,366)	179,006,366

Total Investments — 99.8% (Cost $852,706,825)		1,018,160,060
Net Other Assets (Liabilities) — 0.2%		2,005,115

NET ASSETS — 100.0%		$ 1,020,165,175

(a)	Security held as collateral for written call option.
(b)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (10.3%)
$278,982	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	$275,366
471,954	Countrywide Home Loans Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	485,463
563,992	Freddie Mac, Series 3640, Class JA, 1.500%, 3/15/15(a)	566,843
353,472	Freddie Mac, Series 2636, Class B, 5.500%, 7/15/17(a)	362,769
460,000	Freddie Mac, Series 2770, Class UE, 4.500%, 3/15/19	499,120
738,071	Freddie Mac, Series 3414, Class A, 4.500%, 7/15/22(a)	772,408
391,408	Freddie Mac, Series 3591, Class A, 4.000%, 1/15/23(a)	404,817
232,041	Ginnie Mae, Series 2004-5, Class VB, 6.000%, 5/20/23	235,023
1,234,620	Ginnie Mae, Series 2010-34, Class AD, 2.500%, 10/20/32	1,262,994
78,055	Ginnie Mae, Series 2005-58, Class NJ, 4.500%, 8/20/35	78,332
430,393	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	450,887
327,089	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	333,830

	Total Collateralized Mortgage Obligations (Cost $5,712,678)	5,727,852

COMMERCIAL MORTGAGE-BACKED SECURITIES (19.1%)
605,220	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-3, Class A5, 5.544%, 6/10/39(b)	650,622
600,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42(b)	641,029
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.171%, 11/10/42(b)	329,934
500,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.194%, 11/10/42(b)	524,124
420,000	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4, 4.680%, 8/13/39(b)	436,192
500,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(b)	558,501
540,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	587,121
155,000	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6, 4.750%, 2/13/46(b)	166,674
120,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	121,032

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$650,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	$699,428
115,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.014%, 2/15/38(b)	125,176
603,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(b)	620,567
600,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	633,110
230,100	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(b)	247,136
600,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(b)	659,935
600,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	630,968
414,000	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4, 4.367%, 3/15/36	435,804
500,000	Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class AJ, 5.263%, 9/12/42(b) .	510,795
616,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	676,383
650,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, 5.215%, 1/15/41(b)	696,794
600,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(b)	644,969

	Total Commercial Mortgage-Backed Securities (Cost $10,445,153)	10,596,294

CORPORATE BONDS (57.5%)
	Consumer Discretionary (4.0%)
250,000	DIRECTV Holdings LLC, 3.550%, 3/15/15	264,008
240,000	Home Depot, Inc. (The), 5.250%, 12/16/13	259,152
330,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14.	361,726
420,000	NBCUniversal Media LLC, 3.650%, 4/30/15	448,238
230,000	Nordstrom, Inc., 6.750%, 6/1/14	259,074
250,000	Royal Caribbean Cruises, Ltd., 6.875%, 12/1/13	263,750
330,000	Viacom, Inc., 4.375%, 9/15/14	355,790

		2,211,738

	Consumer Staples (3.9%)
375,000	Altria Group, Inc., 8.500%, 11/10/13	419,026
405,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	438,848
300,000	Brown-Forman Corp., 5.000%, 2/1/14	322,620
280,000	Coca-Cola Co. (The), 0.750%, 3/13/15	279,220
280,000	Lorillard Tobacco Co., 3.500%, 8/4/16	291,519
245,000	PepsiCo, Inc., 0.800%, 8/25/14	246,290
200,000	SABMiller Holdings, Inc., 1.850%, 1/15/15(c)	202,686

		2,200,209

	Energy (6.3%)
160,000	Apache Corp., 5.250%, 4/15/13	167,723
410,000	BP Capital Markets PLC, 5.250%, 11/7/13	438,132

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$290,000	Canadian Natural Resources, Ltd., 1.450%, 11/14/14	$ 293,896
345,000	Energy Transfer Partners LP, 8.500%, 4/15/14	389,860
320,000	Enterprise Products Operating, LLC, Series G, 5.600%, 10/15/14	353,400
250,000	Occidental Petroleum Corp., 4.125%, 6/1/16	278,796
429,000	Petrobras International Finance Co., 2.875%, 2/6/15	440,189
300,000	Petrohawk Energy Corp., 7.875%, 6/1/15	315,000
90,000	Phillips 66, 1.950%, 3/5/15(c)	90,622
250,000	Schlumberger Norge AS, 1.950%, 9/14/16(c)	252,964
330,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	350,422
115,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	114,766

		3,485,770

	Financials (30.1%)
275,000	Abbey National Treasury Services PLC, 2.875%, 4/25/14	273,783
500,000	ABN AMRO Bank NV, 3.000%, 1/31/14(c)	502,745
255,000	Aflac, Inc., 3.450%, 8/15/15	268,192
325,000	American Express Bank FSB, BKNT, 5.500%, 4/16/13(d)	340,216
440,000	American Honda Finance Corp., 1.850%, 9/19/14(c)	447,358
350,000	Australia & New Zealand Banking Group, Ltd., 2.400%, 1/11/13(c)	353,487
775,000	Bank of America Corp., 5.125%, 11/15/14	810,551
280,000	Bank of New York Mellon Corp. (The), MTN, 1.200%, 2/20/15	280,338
355,000	Barclays Bank PLC, 2.500%, 1/23/13	358,124
440,000	Brandywine Operating Partnership LP, REIT, 5.750%, 4/1/12	440,000
300,000	Caterpillar Financial Services Corp., Series MTN, 1.375%, 5/20/14	304,473
790,000	Citigroup, Inc., 5.000%, 9/15/14(d)	818,147
400,000	Colonial Realty LP, 6.150%, 4/15/13	411,844
365,000	Commonwealth Bank of Australia, 1.950%, 3/16/15	367,445
425,000	Credit Suisse AG, Series MTN, 5.000%, 5/15/13	441,277
250,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	243,748
340,000	ERP Operating LP, REIT, 5.500%, 10/1/12	347,585
415,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	442,504
1,000,000	General Electric Capital Corp., 2.150%, 1/9/15(d)	1,021,459
530,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13(d)	554,784
450,000	HCP, Inc., REIT, 2.700%, 2/1/14	456,275
200,000	HSBC USA, Inc., 2.375%, 2/13/15	201,371
425,000	Jackson National Life Global Funding, 5.375%, 5/8/13(c)	443,621
500,000	Jefferies Group, Inc., 5.875%, 6/8/14	520,831
285,000	John Deere Capital Corp., Series MTN, 1.250%, 12/2/14	288,686
790,000	JPMorgan Chase & Co., 5.125%, 9/15/14	846,549
280,000	KeyCorp, MTN, 3.750%, 8/13/15	295,964
335,000	MetLife Institutional Funding II, 1.625%, 4/2/15(c)(e)	334,698
600,000	Morgan Stanley, 2.875%, 1/24/14	598,697
425,000	National Australia Bank, MTN, 2.000%, 3/9/15	425,527
260,000	PNC Funding Corp., 3.000%, 5/19/14	270,189

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$485,000	Prudential Financial, Inc., MTN, 2.750%, 1/14/13	$ 491,928
250,000	Royal Bank of Canada, 1.450%, 10/30/14	253,309
495,000	Simon Property Group LP, REIT, 5.300%, 5/30/13	517,521
280,000	Union Bank NA, BKNT, 3.000%, 6/6/16	289,762
335,000	US Bancorp, Series MTN, 3.150%, 3/4/15	353,904
280,000	USAA Capital Corp., 1.050%, 9/30/14(c)	277,373
550,000	Wells Fargo & Co., MTN, 1.250%, 2/13/15	547,755
285,000	Westfield Capital, 5.125%, 11/15/14(c)	303,600

		16,745,620

	Health Care (3.2%)
290,000	Gilead Sciences, Inc., 2.400%, 12/1/14	300,019
420,000	Stryker Corp., 3.000%, 1/15/15	442,310
240,000	Teva Pharmaceutical Finance IV LLC, 1.700%, 11/10/14	243,756
455,000	UnitedHealth Group, Inc., 5.500%, 11/15/12	468,896
310,000	Zimmer Holdings, Inc., 1.400%, 11/30/14	311,444

		1,766,425

	Industrials (2.8%)
250,000	Corrections Corp. of America, 7.750%, 6/1/17	272,500
245,000	Roper Industries, Inc., 6.625%, 8/15/13(d)	260,753
352,000	Sealed Air Corp., 7.875%, 6/15/17	379,575
280,000	Tyco Electronics Group SA, 1.600%, 2/3/15	280,492
310,000	Waste Management, Inc., 6.375%, 3/11/15	353,958

		1,547,278

	Materials (2.2%)
245,000	Alcoa, Inc., 6.000%, 7/15/13	259,901
310,000	Dow Chemical Co. (The), 7.600%, 5/15/14	351,018
290,000	Freeport-McMoRan Copper & Gold, Inc., 1.400%, 2/13/15	288,900
300,000	Rio Tinto Finance USA, Ltd., 8.950%, 5/1/14	347,785

		1,247,604

	Telecommunication Services (2.9%)
325,000	America Movil SAB de CV, 5.500%, 3/1/14	350,783
325,000	AT&T, Inc., 0.875%, 2/13/15	323,074
185,000	Crown Castle International Corp., 9.000%, 1/15/15	203,500
375,000	Telecom Italia Capital SA, 5.250%, 11/15/13	385,313
330,000	Verizon Global Funding Corp., 4.375%, 6/1/13	344,246

		1,606,916

	Utilities (2.1%)
250,000	Duke Energy Corp., 2.150%, 11/15/16	254,836
295,000	Pacific Gas & Electric Co., 4.800%, 3/1/14	317,137
270,000	PSEG Power LLC, 5.500%, 12/1/15	303,108
250,000	Southern Power Co., Series D, 4.875%, 7/15/15	275,587

		1,150,668

	Total Corporate Bonds (Cost $31,739,823)	31,962,228

MORTGAGE-BACKED SECURITIES (0.4%)
	Fannie Mae(a) (0.4%)
33,438	6.500%, 8/1/13, Pool #251901	34,739

Continued

Sterling Capital Short-Term Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(a) — (continued)
$144,546	6.500%, 4/1/16, Pool #253706	$ 159,303

		194,042

	Freddie Mac(a) (0.0%)
14,379	6.500%, 5/1/13, Pool #E00548	14,822

	Total Mortgage-Backed Securities (Cost $192,858)	208,864

MUNICIPAL BONDS (8.9%)
	California (2.0%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project, Refunding Revenue, Series B, 5.370%, 5/1/15	1,091,960

	Illinois (1.9%)
1,000,000	Illinois State, Build America Bonds, G.O., 4.200%, 7/1/14	1,041,450

	Nebraska (1.3%)
690,000	Nebraska Public Power District General Revenue, Taxable, Series B, 4.850%, 1/1/14	733,912

	New York (1.9%)
1,000,000	New York State Urban Development Corporate, Revenue, Taxable, State Personal Income Tax, Series B, 2.626%, 12/15/14	1,050,580

	Virginia (1.8%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.000%, 3/1/13	319,539
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.200%, 3/1/14	227,894
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty, State Aid Withholding), 4.550%, 3/1/15	468,352

		1,015,785

	Total Municipal Bonds (Cost $4,747,743)	4,933,687

Shares
PREFERRED STOCKS (1.9%)
	Consumer Staples (0.4%)
2	HJ Heinz Finance Co., Series B, 8.000%(c)	216,500

	Financials (1.5%)
9,993	Duke Realty Corp., REIT, 8.375%	259,918
11,415	Fifth Third Capital Trust VI, 7.250%	288,343
11,166	Vornado Realty LP, REIT, 7.875%	307,288

	Total Preferred Stocks (Cost $1,079,146)	1,072,049

Shares		Fair Value
INVESTMENT COMPANY (1.6%)
911,595	Federated Treasury Obligations Fund, Institutional Shares	$ 911,595

	Total Investment Company (Cost $911,595)	911,595

Total Investments — 99.7% (Cost $54,828,996)		55,412,569
Net Other Assets (Liabilities) — 0.3%		190,305

NET ASSETS — 100.0%		$ 55,602,874

(a)

On September 7, 2008, the Federal Housing FinanceAgency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Represents security purchased on a when-issued basis. At March 31, 2012, total cost of investments purchased on a when-issued basis was $334,786.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (5.2%)
$2,480,947	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25(a)	$2,590,848
2,000,000	Freddie Mac, Series K701, Class A2, 3.882%, 11/25/17(a)(b)	2,191,656
3,053,978	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29(a)	3,239,942
777,349	Ginnie Mae, Series 1999-17, Class F, 0.542%, 5/16/29(b)	780,101

	Total Collateralized Mortgage Obligations (Cost $8,536,626)	8,802,547

CORPORATE BONDS (6.6%)
	Energy (0.5%)
815,000	TransCanada PipeLines, Ltd., 0.875%, 3/2/15	813,342

	Financials (6.1%)
1,570,000	Aflac, Inc., 8.500%, 5/15/19	2,049,166
1,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,064,333
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,071,138
2,000,000	Metropolitan Life Global Funding I, 2.000%, 1/10/14(c)	2,030,406
3,000,000	Morgan Stanley, GMTN, 5.750%, 8/31/12	3,059,073

		10,274,116

	Total Corporate Bonds (Cost $10,755,379)	11,087,458

MORTGAGE-BACKED SECURITIES (17.9%)
	Fannie Mae(a) (11.0%)
1,501,982	5.000%, 1/1/18, Pool #650205	1,630,326
1,395,134	4.500%, 3/1/18, Pool #555292	1,500,178
1,970,107	3.584%, 9/1/20, Pool #FN0000	2,105,480
655,609	5.500%, 1/1/33, Pool #678321	720,479
1,356,233	5.000%, 7/1/33, Pool #724965	1,471,971
416,803	5.000%, 8/1/33, Pool #724365	453,482
249,797	5.000%, 10/1/33, Pool #753298	270,961
1,990,699	6.500%, 11/1/34, Pool #783476	2,230,680
3,378,741	5.500%, 9/1/35, Pool #835787	3,698,274
1,046,398	6.000%, 7/1/37, Pool #938378	1,153,192
3,036,616	5.500%, 8/1/37, Pool #946238	3,310,503

		18,545,526

	Freddie Mac(a) (4.5%)
1,843,285	4.500%, 2/1/18, Pool #E94445	1,978,616
4,453,901	3.500%, 12/1/25, Pool #G14007	4,717,550
824,347	6.000%, 8/1/37, Pool #P51312	904,411

		7,600,577

	Ginnie Mae (2.4%)
552,598	6.500%, 12/20/38, Pool #4311	617,166
567,306	6.500%, 1/20/39, Pool #4338	633,593
1,027,815	5.000%, 11/20/38, Pool #4283	1,106,849
1,601,033	5.500%, 8/20/39, Pool #4514	1,742,156

		4,099,764

	Total Mortgage-Backed Securities (Cost $27,962,023)	30,245,867

Principal Amount		Fair Value
MUNICIPAL BONDS (2.4%)
	New York (1.2%)
$1,950,000	New York, Build America Bonds, G.O., 4.090%, 3/1/18	$2,116,335

	North Carolina (1.2%)
1,855,000	Brunswick County, NC, Enterprise System Water Utility Improvements Revenue, Build America Bonds, Recovery Zone Economic Development Project, Callable 4/1/20 @ 100, 5.050%, 4/1/22	1,992,530

	Total Municipal Bonds (Cost $3,893,138)	4,108,865

U.S. GOVERNMENT AGENCIES (31.1%)
	Fannie Mae(a) (13.3%)
2,000,000	0.400%, 2/1/13, Series 1(b)	2,003,286
3,000,000	4.050%, 2/22/13	3,101,751
3,000,000	5.000%, 2/13/17	3,530,733
5,000,000	1.000%, 7/27/21, STEP	5,009,375
4,519,000	1.000%, 1/30/24, STEP	4,512,940
3,000,000	1.000%, 12/28/26, STEP	2,981,760
1,390,000	1.000%, 1/25/27, STEP	1,378,727

		22,518,572

	Federal Farm Credit Bank (7.0%)
10,000,000	4.670%, 2/27/18	11,862,410

	Federal Home Loan Bank (0.6%)
1,045,000	2.000%, 1/26/24, STEP	1,031,029

	Freddie Mac(a) (4.1%)
2,000,000	4.875%, 6/13/18	2,385,574
4,000,000	3.750%, 3/27/19	4,488,320

		6,873,894

	Private Export Funding Corp. (6.1%)
4,350,000	4.974%, 8/15/13	4,616,155
5,000,000	4.550%, 5/15/15	5,618,590

		10,234,745

	Total U.S. Government Agencies (Cost $49,665,449)	52,520,650

U.S. TREASURY NOTES (27.6%)
10,000,000	3.125%, 9/30/13	10,421,480
1,500,000	4.625%, 2/15/17	1,756,407
10,000,000	3.000%, 2/28/17	10,943,750
3,000,000	2.500%, 6/30/17	3,209,298
4,000,000	3.500%, 2/15/18	4,495,000
5,000,000	3.625%, 8/15/19	5,674,610
3,000,000	3.125%, 5/15/21	3,265,314
5,000,000	6.250%, 8/15/23	6,925,000

	Total U.S. Treasury Notes (Cost $45,102,769)	46,690,859

U.S. TREASURY BILLS(d) (8.3%)
7,000,000	0.081%, 7/19/12	6,998,320
7,000,000	0.100%, 7/19/12	6,998,320

	Total U.S. Treasury Bills (Cost $13,996,175)	13,996,640

Continued

Sterling Capital Intermediate U.S. Government Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (0.4%)
705,319	Federated Treasury Obligations Fund, Institutional Shares	$ 705,319

	Total Investment Company (Cost $705,319)	705,319

Total Investments — 99.5% (Cost $160,616,878)		168,158,205
Net Other Assets (Liabilities) — 0.5%		831,222

NET ASSETS — 100.0%		$ 168,989,427

(a)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

G.O. — General Obligation

GMTN — Global Medium Term Note

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.4%)
$2,300,000	Capital One Multi-Asset Execution Trust, Series 2004-A1, Class A1, 0.452%, 12/15/16(a)	$ 2,304,833
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.282%, 7/15/14(a)(b)	2,154,259
1,144,886	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	1,111,414
650,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.302%, 6/15/15(a)	650,000
4,100,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.302%, 10/15/15(a)	4,100,001
2,026,803	RAAC, Series 2004-SP1, Class AI3, STEP, 5.618%, 3/25/34	2,079,874

	Total Asset Backed Securities (Cost $12,370,795)	12,400,381

COLLATERALIZED MORTGAGE OBLIGATIONS (8.9%)
1,750,200	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.180%, 4/25/35(a)	1,706,772
1,357,950	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	1,324,199
2,196,283	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	2,065,270
733,045	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A5, 5.500%, 3/25/34	763,540
1,590,200	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	1,569,586
1,298,609	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	1,334,270
405,623	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	408,660
527,540	Countrywide Home Loans Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	542,640
1,254,591	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	1,301,458
961,943	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	1,010,794
614,811	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	629,797
3,688,095	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(c)	3,821,973
1,382,501	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(c)	1,473,814
1,318,496	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(c)	1,388,576
1,970,975	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(c)	2,088,871
862,331	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	895,719
926,337	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(c)	963,102
983,782	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(c)	1,025,667
1,517,788	Freddie Mac, Series 3632, Class PK, 5.000%, 2/15/40(c)	1,689,552

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$2,721,978	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	$ 2,972,524
1,087,939	MASTER Seasoned Securities Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	1,060,195
1,287,355	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	1,301,303
376,928	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	399,707
1,216,545	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	1,225,328
1,771,572	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	1,791,388
920,019	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.680%, 12/25/34(a)	868,821
2,424,619	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.519%, 6/25/34(a)	2,238,168
1,845,669	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	1,933,555
1,155,734	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,146,904
2,007,547	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.619%, 1/25/35(a)	1,766,597
2,196,388	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.717%, 10/25/35(a)	2,071,183
1,053,882	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	1,075,602

	Total Collateralized Mortgage Obligations (Cost $45,149,207)	45,855,535

COMMERCIAL MORTGAGE-BACKED SECURITIES (11.2%)
2,458,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.194%, 11/10/42(a)	2,576,594
4,200,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)	4,714,366
591,633	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	604,860
1,000,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.468%, 6/11/41(a)	1,073,034
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.225%, 7/15/44(a)	2,147,692
2,970,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	3,349,928
2,760,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C6, Class A4, 5.230%, 12/15/40(a)	3,044,435
1,620,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	1,633,935

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	$753,230
2,828,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	2,910,385
4,300,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	4,742,500
2,214,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(d)	2,401,847
2,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	2,110,368
3,080,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	3,308,034
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	2,103,228
2,500,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,802,638
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	2,691,198
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	4,062,689
2,390,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.467%, 3/12/44(a)	2,544,353
700,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class D, 5.072%, 2/15/35(a)	709,711
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class B, 5.109%, 12/15/35(a)	311,999
1,050,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class B, 5.306%, 1/15/41(a)	1,066,767
3,125,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	3,359,213
1,046,133	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	1,063,528
716,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, 5.271%, 12/15/44(a)	798,013
1,100,000	WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A3, 3.143%, 4/15/45	1,115,821

	Total Commercial Mortgage-Backed Securities (Cost $55,327,557)	58,000,366

CORPORATE BONDS (29.8%)
	Consumer Discretionary (2.1%)
888,000	CBS Corp., 8.875%, 5/15/19	1,166,683
3,100,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(b)	4,494,002
1,442,000	Home Depot, Inc. (The), 5.875%, 12/16/36	1,727,699
1,207,000	NBCUniversal Media LLC, 5.950%, 4/1/41	1,389,086
757,000	Walt Disney Co. (The), 1.350%, 8/16/16	759,497
862,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	928,032
651,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	638,192

		11,103,191

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Consumer Discretionary — (continued)
	Consumer Staples (2.5%)
1,328,000	Altria Group, Inc., 9.950%, 11/10/38	$2,019,950
779,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	1,032,928
1,000,000	Coca-Cola Co. (The), 3.150%, 11/15/20	1,044,702
1,052,000	CVS Caremark Corp., 6.125%, 9/15/39	1,228,862
770,000	Flowers Foods, Inc., 4.375%, 4/1/22	766,734
914,000	J.M. Smucker Co. (The), 3.500%, 10/15/21	925,995
2,851,000	Lorillard Tobacco Co., 6.875%, 5/1/20	3,349,808
1,000,000	SABMiller Holdings, Inc., 4.950%, 1/15/42(d)	1,036,026
1,237,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,497,226

		12,902,231

	Energy (4.6%)
1,270,000	Apache Corp., 3.625%, 2/1/21	1,339,378
1,655,000	BP Capital Markets PLC, 3.200%, 3/11/16	1,753,532
1,450,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(d)	1,460,673
1,668,000	Energy Transfer Partners LP, 9.000%, 4/15/19	2,068,545
1,435,000	Enterprise Products Operating LLC, 5.950%, 2/1/41	1,598,649
870,000	Halliburton Co., 4.500%, 11/15/41	880,870
1,160,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	1,148,472
876,000	Noble Energy, Inc., 4.150%, 12/15/21	895,372
856,000	NuStar Logistics LP, 7.650%, 4/15/18(b)	1,013,277
1,427,000	Occidental Petroleum Corp., 1.750%, 2/15/17	1,442,860
1,751,000	Petrobras International Finance Co., 3.500%, 2/6/17	1,794,721
822,000	Phillips 66, 4.300%, 4/1/22(d)	836,138
2,000,000	Plains All American Pipeline LP, 5.000%, 2/1/21	2,196,032
1,127,000	Schlumberger Investment SA, 3.300%, 9/14/21(d)	1,141,809
650,000	Shell International Finance BV, 6.375%, 12/15/38	859,987
1,210,000	Statoil ASA, 3.150%, 1/23/22	1,220,356
1,807,000	Williams Partners LP, 7.250%, 2/1/17	2,174,524

		23,825,195

	Financials (12.2%)
586,000	Aflac, Inc., 8.500%, 5/15/19	764,848
892,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	873,173
1,585,000	American International Group, Inc., 3.800%, 3/22/17	1,604,901
2,506,000	Bank of America Corp., 5.700%, 1/24/22	2,652,812
1,318,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16	1,365,199
603,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	778,909
453,000	CIT Group, Inc., 4.750%, 2/15/15(d)	456,998
960,000	Citigroup, Inc., 5.875%, 1/30/42	994,692
2,347,000	Colonial Realty LP, 6.250%, 6/15/14(b)	2,496,142
1,532,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	1,481,554
1,137,000	Credit Suisse, 5.400%, 1/14/20	1,170,494
1,000,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	974,991
1,000,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13(b)	1,066,275
1,950,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(b)	2,130,100
3,402,000	General Electric Capital Corp., 2.950%, 5/9/16	3,548,694

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 1,835,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	$2,266,115
1,710,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/22	1,759,145
1,549,000	Health Care REIT, Inc., 4.125%, 4/1/19(e)	1,536,656
1,258,000	ING Bank NV, 4.000%, 3/15/16(b)(d)	1,273,475
1,408,000	Jefferies Group, Inc., 8.500%, 7/15/19(b)	1,562,880
1,014,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	1,026,059
4,146,000	JPMorgan Chase & Co., 4.350%, 8/15/21	4,236,109
959,000	KeyCorp, MTN, 5.100%, 3/24/21(b)	1,057,009
1,038,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(b)(d)	1,041,966
2,821,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	3,136,103
657,000	MetLife, Inc., 6.750%, 6/1/16	780,557
1,086,000	Morgan Stanley, 5.300%, 3/1/13	1,116,997
1,992,000	Morgan Stanley, 4.750%, 4/1/14	2,024,597
1,212,000	Morgan Stanley, MTN, 6.625%, 4/1/18(b)	1,276,253
1,570,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	1,571,163
1,039,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	1,506,891
665,000	PNC Funding Corp., 2.700%, 9/19/16	685,199
987,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)(b)	1,164,660
2,230,000	Scottrade Financial Services, Inc., 6.125%, 7/11/21(b)(d)	2,184,611
1,252,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	1,724,602
1,383,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18	1,407,646
748,000	SunTrust Banks, Inc., 3.500%, 1/20/17	762,960
1,137,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16	1,166,286
1,396,000	Ventas Realty LP, REIT, 4.750%, 6/1/21(b)	1,408,515
1,989,000	Wachovia Bank N.A., Series MTN, 5.600%, 3/15/16	2,213,656
846,000	WR Berkley Corp., 4.625%, 3/15/22	843,113

		63,093,005

	Health Care (1.9%)
867,000	Cigna Corp., 5.375%, 2/15/42	889,259
1,190,000	DENTSPLY International, Inc., 2.750%, 8/15/16	1,196,221
390,000	Gilead Sciences, Inc., 5.650%, 12/1/41	416,599
1,726,000	Stryker Corp., 2.000%, 9/30/16	1,769,233
1,976,000	Teva Pharmaceutical Finance IV, LLC, 3.650%, 11/10/21	2,000,263
1,390,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	1,438,521
1,133,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	1,133,304
832,000	WellPoint, Inc., 4.350%, 8/15/20	900,554

		9,743,954

	Industrials (1.9%)
1,101,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	1,122,664
2,227,000	Corrections Corp. of America, 7.750%, 6/1/17	2,427,430
1,835,000	George Washington University (The), 3.485%, 9/15/22	1,879,462
1,210,000	Textron, Inc., 4.625%, 9/21/16	1,277,467
761,000	URS Corp., 5.000%, 4/1/22(d)	752,242
1,657,000	Verisk Analytics, Inc., 5.800%, 5/1/21(b)	1,769,131

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Industrials — (continued)
$ 462,000	Waste Management, Inc., 2.600%, 9/1/16	$473,400

		9,701,796

	Information Technology (0.6%)
643,000	Hewlett-Packard Co., 2.600%, 9/15/17	642,604
1,462,000	Intel Corp., 4.800%, 10/1/41	1,557,327
855,000	Oracle Corp., 5.375%, 7/15/40	988,610

		3,188,541

	Materials (1.6%)
399,000	Bemis Co., Inc., 4.500%, 10/15/21	416,932
1,558,000	Dow Chemical Co. (The), 4.250%, 11/15/20	1,630,265
573,000	Ecolab, Inc., 5.500%, 12/8/41	621,423
783,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	752,007
1,025,000	Newmont Mining Corp., 4.875%, 3/15/42	953,675
738,000	Rock-Tenn Co., 4.900%, 3/1/22(d)	736,917
1,584,000	Sealed Air Corp., 6.875%, 7/15/33(d)	1,512,720
1,260,000	Vale Overseas, Ltd., 6.875%, 11/21/36	1,461,397

		8,085,336

	Telecommunication Services (1.3%)
508,000	AT&T, Inc., 5.550%, 8/15/41	563,079
1,394,000	Crown Castle International Corp., 9.000%, 1/15/15	1,533,400
1,274,000	Telecom Italia Capital SA, 7.721%, 6/4/38	1,242,150
1,306,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(b)	1,249,095
1,539,000	Verizon Communications, Inc., 6.350%, 4/1/19	1,874,133

		6,461,857

	Utilities (1.1%)
1,619,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	1,997,339
550,000	PSEG Power LLC, 5.500%, 12/1/15	617,443
471,000	PSEG Power LLC, 2.750%, 9/15/16	475,487
1,389,000	Southern Co., (The), 1.950%, 9/1/16	1,411,270
1,422,000	Virginia Electric and Power Co., 2.950%, 1/15/22	1,407,872

		5,909,411

	Total Corporate Bonds (Cost $149,233,056)	154,014,517

MORTGAGE-BACKED SECURITIES (35.9%)
	Fannie Mae(c) (18.1%)
10,468	6.000%, 10/1/13, Pool #252061	11,304
72,246	5.000%, 8/1/20, Pool #832058	78,487
218,506	5.000%, 8/1/20, Pool #838787	237,382
35,927	5.000%, 5/1/22, Pool #256716	38,907
298,078	6.000%, 7/1/22, Pool #944967	321,948
628,724	5.000%, 5/1/23, Pool #976197	680,091
1,379,839	4.000%, 5/1/24, Pool #AA4622	1,462,819
175,708	5.000%, 10/1/24, Pool #AD0339	190,063
459,702	5.000%, 9/1/25, Pool #255892	502,838
2,107,996	4.000%, 12/1/25, Pool #AH0973	2,234,765
3,619,874	4.000%, 4/1/26, Pool #AI1247	3,845,481
5,246,888	3.500%, 6/1/26, Pool #AB3171	5,508,288
4,749,668	3.500%, 8/1/26, Pool #310096	4,986,296
1,650,438	4.000%, 8/1/26, Pool #AI9798	1,753,302
4,720,422	3.500%, 2/1/27, Pool #AK0706	4,955,594
977,655	5.500%, 2/1/27, Pool #256600	1,070,725
295,314	6.500%, 1/1/35, Pool #809198	334,785
1,574,033	5.500%, 3/1/35, Pool #787561	1,722,892

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(c) — (continued)
$ 147,119	6.000%, 4/1/35, Pool #735503	$ 164,356
127,050	7.000%, 6/1/35, Pool #255820	147,439
249,694	7.000%, 6/1/35, Pool #830686	289,766
1,048,578	5.500%, 10/1/35, Pool #817568	1,147,744
2,253,613	5.000%, 1/1/36, Pool# 745148	2,436,912
497,075	6.500%, 3/1/36, Pool #866062	558,387
304,027	6.500%, 7/1/36, Pool #885493	341,528
2,106,464	6.000%, 7/1/37, Pool #940807	2,322,982
5,455,653	5.500%, 8/1/37, Pool #995082	5,986,094
399,721	6.000%, 9/1/37, Pool #955005	440,807
4,420,394	6.000%, 12/1/37, Pool #960393	4,874,755
2,811,778	5.500%, 6/1/38, Pool #257231	3,066,269
1,453,392	4.804%, 7/1/38, Pool #981430(a)	1,558,217
1,942,270	6.000%, 7/1/38, Pool #AD0119	2,143,701
4,375,013	4.500%, 1/1/40, Pool #AC8568	4,654,692
4,832,882	4.500%, 6/1/40, Pool #AD6432	5,147,872
3,254,618	5.000%, 6/1/40, Pool #AB1149	3,517,300
1,694,663	5.000%, 6/1/40, Pool #AD4927	1,831,440
1,488,760	5.000%, 6/1/40, Pool #AD8718	1,608,919
1,094,453	5.000%, 6/1/40, Pool #AD8842	1,182,787
1,810,556	4.000%, 12/1/40, Pool #AH0297	1,899,541
1,378,386	4.000%, 2/1/41, Pool #AH4874	1,446,777
3,155,589	4.000%, 3/1/41, Pool #AH8824	3,312,159
4,076,569	4.500%, 5/1/41, Pool #AI1023	4,349,909
4,716,963	4.000%, 1/1/42, Pool #MA0956	4,951,004
4,173,000	4.500%, 4/15/42(e)	4,438,377

		93,755,701

	Freddie Mac(c) (13.5%)
460,420	5.000%, 5/1/20, Pool #B19275	497,388
605,001	5.500%, 10/1/21, Pool #G12425	655,002
443,355	5.000%, 12/1/21, Pool #J04025	478,261
715,015	5.000%, 7/1/25, Pool #C90908	779,512
5,913,404	5.000%, 7/1/25, Pool #G14273	6,366,961
5,992,077	3.000%, 2/1/27, Pool #E03049	6,209,035
4,287,000	3.000%, 3/1/27, Pool #E03077	4,442,221
1,273,350	5.500%, 7/1/35, Pool #A36540	1,389,537
329,654	6.000%, 7/1/35, Pool #A36304	365,414
6,252,218	4.500%, 8/1/35, Pool #G01853	6,641,154
708,903	5.000%, 3/1/36, Pool #G08115	764,652
242,853	6.500%, 5/1/36, Pool #A48509	272,482
219,438	5.000%, 7/1/36, Pool #G02291	236,695
295,874	6.000%, 8/1/37, Pool #A64067	326,676
3,313,866	6.000%, 8/1/37, Pool #A64401	3,672,312
1,025,799	6.000%, 8/1/37, Pool #A64981	1,132,588
772,207	5.500%, 1/1/38, Pool #A71523	840,495
725,766	5.500%, 3/1/38, Pool #G04044	789,720
4,668,638	5.500%, 10/1/38, Pool #G04814	5,081,497
771,228	5.000%, 2/1/39, Pool #G05253	831,275
4,756,895	4.500%, 7/1/39, Pool #G05535	5,046,864
617,239	4.500%, 10/1/39, Pool #A89346	654,864
7,517,770	5.500%, 1/1/40, Pool #G06021	8,182,585
5,012,952	5.000%, 6/1/40, Pool #C03479	5,400,123
1,793,884	3.793%, 7/1/40, Pool #1B4948(a)	1,896,418
4,083,695	5.000%, 7/1/40, Pool #A93070	4,399,095
2,312,538	4.000%, 9/1/40, Pool #A93643	2,421,393

		69,774,219

	Ginnie Mae (4.3%)
1,648,348	5.500%, 1/15/39, Pool #646685	1,845,668
5,926,616	4.500%, 3/15/39, Pool #697957	6,466,315

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(c) — (continued)
$ 2,532,103	4.500%, 2/15/40, Pool #737031	$ 2,763,476
1,223,231	5.000%, 2/15/40, Pool #737037	1,355,517
4,242,279	4.500%, 9/20/40, Pool #4801	4,622,630
2,718,000	5.000%, 4/15/42(e)	3,001,691
1,762,000	5.500%, 4/15/42(e)	1,969,035

		22,024,332

	Total Mortgage-Backed Securities (Cost $181,784,008)	185,554,252

MUNICIPAL BONDS (3.7%)
	California (1.3%)
1,285,000	California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,663,355
780,000	Los Angeles Harbor Department Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	791,248
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,235,760

		6,690,363

	Florida (0.5%)
2,500,000	Greater Orlando Aviation Authority, Airport Facilities Refunding Revenue, Taxable, Series D, 3.733%, 10/1/20	2,507,775

	Maryland (0.2%)
1,085,000	Charles County, MD, Unrefunded Balance Refunding G.O., 5.000%, 3/1/15	1,227,580

	New Mexico (0.3%)
1,155,000	New Mexico, Public Improvements Revenue, Series A1, 5.000%, 7/1/15	1,319,657

	New York (1.4%)
1,735,000	New York City Municipal Water Finance Authority, Build America Bonds Taxable, Series EE, Refunding Notes, Callable 6/15/20 @ 100, 6.491%, 6/15/42	1,943,200
2,900,000	New York, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	3,297,416
1,640,000	New York, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,883,064

		7,123,680

	Total Municipal Bonds (Cost $17,426,253)	18,869,055

U.S. TREASURY NOTES (5.3%)
369,000	0.250%, 2/15/15	366,348
3,722,000	0.875%, 2/28/17	3,695,831
2,021,000	1.875%, 8/31/17	2,094,892
5,092,000	2.125%, 8/15/21	5,088,420
13,022,000	4.500%, 8/15/39	15,951,950

	Total U.S. Treasury Notes (Cost $25,526,626)	27,197,441

Continued

Sterling Capital Total Return Bond Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Shares		Fair Value
PREFERRED	STOCKS (1.3%)
	Consumer Staples (0.3%)
14	HJ Heinz Finance Co., Series B, 8.000%(d)	$ 1,515,500

	Financials (1.0%)
75,600	Citigroup Capital XIII, 7.875%	2,056,320
77,429	Fifth Third Capital Trust VI, 7.250%	1,955,857
44,825	US Bancorp, Series F, 6.500%	1,218,792

	Total Preferred Stocks (Cost $6,543,083)	6,746,469

INVESTMENT COMPANY (5.2%)
26,988,003	Federated Treasury Obligations Fund, Institutional Shares	26,988,003

	Total Investment Company (Cost $26,988,003)	26,988,003

Total Investments — 103.7% (Cost $520,348,588)		535,626,019
Net Other Assets (Liabilities) — (3.7)%		(19,139,186)

NET ASSETS — 100.0%		$516,486,833

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(e)	Represents securities purchased on a when-issued basis. At March 31, 2012, total cost of investments purchased on a when-issued basis was $10,945,759.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

N.A. — North America

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.8%)
	Kentucky (98.8%)
$ 75,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	$ 84,195
160,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	181,912
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	559,265
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (AGC), 5.250%, 2/1/18	326,937
105,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvements Revenue (AGC), 4.375%, 9/1/17	118,281
300,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/15	336,273
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	608,145
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	111,777
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	579,005
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	350,559
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	546,014
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	575,642
670,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	762,882
500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39(a)	550,865
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Revenue, Series A, 5.000%, 6/1/16	539,570
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	603,923
500,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (AGM), 5.000%, 9/1/20	594,200

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$220,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	$ 258,810
5,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	5,683
500,000	Kentucky Rural Water Finance Corp., Refunding & Improvements Revenue, Flexible Term Program, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	564,485
500,000	Kentucky State Infrastructure Authority, Waste Water & Drinking Water Revolving Fund Revenue, Series A, Callable 2/1/22 @ 100, 5.000%, 2/1/28	581,835
500,000	Kentucky State Property & Buildings Commission, Project No. 101 Refunding Revenue, 5.000%, 10/1/19	590,955
410,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	507,445
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	562,781
385,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	458,801
500,000	Kentucky Turnpike Authority, Revitalization Projects Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/25	552,320
500,000	Kentucky Turnpike Authority, Revitalization Projects Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	572,255
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	263,398
265,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	293,843
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	449,225
700,000	Letcher County, KY, School District Finance Corp., Refunding Revenue, 3.000%, 6/1/21	729,323
500,000	Lexington-Fayette Urban County, Kentucky Airport Board, General Airport Refunding Revenue, Series A, 5.000%, 7/1/19	593,545
400,000	Louisville & Jefferson County, KY, Metropolitan Government First Mortgage Christian Church Homes Revenue, Callable 4/30/12 @ 100, OID, 6.125%, 11/15/18	400,808
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Catholic Health Initiatives Revenue, Series A, 5.000%, 12/1/35	536,225
500,000	Louisville & Jefferson County, KY, Metropolitan Government, Louisville Gas & Electric Co. Refunding Revenue, Series A, 1.650%, 10/1/33(a)	497,375

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund
Schedule of Portfolio Investments – (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	$ 562,560
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	673,147
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	866,109
500,000	Louisville Kentucky Regional Airport Authority Refunding Revenue, Series B, 3.000%, 7/1/15	526,655
790,000	Northern Kentucky University, University and College Improvements Revenue, Series A, Callable 9/1/17 @ 100, (AMBAC), OID, 4.250%, 9/1/21	856,605
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (AGC), 5.250%, 9/15/21	624,735
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	641,757
610,000	Pike County, KY, School District Finance Corp. Pike County School Building Revenue, 3.000%, 11/1/20	644,361
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	762,099
270,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	315,063
300,000	Rowan County, KY, School District Finance Corp., Rowan County School Building Revenue, OID, 4.000%, 11/1/17	344,079
225,000	Somerset, KY, Water System Revenue, Series B, Callable 4/30/12 @ 100 (AGM), OID, 4.375%, 12/1/18	225,491
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	399,019

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	$ 420,223

	Total Municipal Bonds (Cost $22,147,341)	23,710,460

Shares
INVESTMENT COMPANY (7.2%)
1,728,635	Federated Tax-Free Obligations Fund, Institutional Class	1,728,635

	Total Investment Company (Cost $1,728,635)	1,728,635

Total Investments — 106.0% (Cost $23,875,976)		25,439,095
Net Other Assets (Liabilities) — (6.0)%		(1,439,074)

NET ASSETS — 100.0%		$24,000,021

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (90.3%)
	Maryland (90.3%)
$ 370,000	Annapolis, MD, Refunding G.O., Callable 8/1/21 @ 100, 5.000%, 8/1/23	$446,002
500,000	Anne Arundel County, MD, Construction General Improvements Refunding G.O., 4.000%, 4/1/20	581,645
800,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	951,152
1,350,000	Baltimore, MD, Construction Public Improvement G.O., Series A (AGM), 5.000%, 10/15/16	1,594,121
600,000	Baltimore, MD, Refunding Certificate of Participation, Series A, 5.000%, 10/1/17	701,772
75,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	89,132
375,000	Baltimore, MD, Waste Water Projects Revenue, Series A, Callable 7/1/21 @ 100, 4.000%, 7/1/22	426,176
250,000	Baltimore, MD, Waste Water Projects Revenue, Series C, Callable 7/1/16 @ 100 (AMBAC), 5.000%, 7/1/26	283,153
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	579,010
500,000	Frederick County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 2/1/18	574,385
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	583,765
1,000,000	Frederick County, MD, Public Facilities Improvements, Refunding G.O., 4.000%, 8/1/21	1,162,690
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	561,945
125,000	Howard County, MD, Certificates of Participation, Series A, 8.050%, 2/15/21	183,481
135,000	Howard County, MD, Certificates of Participation, Series B, 8.250%, 2/15/20	193,271
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	510,028
500,000	Howard County, MD, Refunding G.O., Series B, Callable 8/15/21 @ 100, 4.000%, 8/15/28	541,860
250,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series K, 4.100%, 9/1/16	266,450
805,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	847,399
440,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	459,342
315,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	332,646
680,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	725,043

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	$300,460
210,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	227,031
500,000	Maryland Economic Development Corp., Public Health Labratory Revenue, 5.000%, 6/1/20	607,605
420,000	Maryland Economic Development Corp., Public Health Labratory Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	487,103
735,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (AGC), 5.000%, 6/1/16	809,448
555,000	Maryland Environmental Service Revenue, Mid Shore II Regional Landfill, 4.000%, 11/1/17	624,669
570,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	575,860
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	251,737
200,000	Maryland Health & Higher Educational Facilities Authority, Charlestown Community Refunding Revenue, OID, 2.650%, 1/1/13	200,784
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame Refunding Revenue, 4.000%, 10/1/19	987,318
500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Revenue, Series A, Callable 7/1/22 @100, 5.000%, 7/1/26	546,970
1,260,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,535,486
35,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 4/30/12 @ 100, OID, 5.500%, 7/1/13	35,826
125,000	Maryland Health & Higher Educational Facilities Authority, Medlantic/Helix Issue Revenue, Series A, Callable 4/30/12 @ 100 (AGM), OID, 4.750%, 8/15/18	125,263
330,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Revenue, 5.000%, 8/15/19	382,566
360,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 4/30/12 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	360,680
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	351,776

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 405,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	$435,756
585,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	607,868
310,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	344,903
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Revenue, 5.000%, 7/1/19	453,452
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	344,026
555,000	Maryland Industrial Development Financing Authority, McDonogh School Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/28	578,449
265,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	322,486
400,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	491,496
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	575,020
1,005,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,171,529
1,000,000	Maryland State Transportation Authority, Transportation Facility Project, Refunding Revenue, G.O., 4.500%, 7/1/23	1,174,920
1,000,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,151,240
610,000	Maryland State Transportation Authority, Transportation Facility Projects Revenue, Series A, 5.000%, 7/1/19	747,030
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	300,105
500,000	Maryland, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	581,355
590,000	Maryland, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	702,472
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	267,590

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$ 250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	$264,650
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	554,240
775,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	885,755
510,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	613,260
500,000	Montgomery County, MD, Department Liquor Control Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	553,300
1,000,000	Montgomery County, MD, Public Transportation Equipment Certificate of Participation, 4.000%, 5/1/17	1,116,100
1,000,000	Prince Georges County, MD, Construction & Public Improvements G.O., Series A, Callable 9/15/21 @ 100, 5.000%, 9/15/28	1,183,510
500,000	Talbot County, MD, School Improvements G.O., 5.000%, 12/15/16	595,180
500,000	University System of Maryland, Auxiliary Facility & Tuition Revenue, Unrefunded Balance, Series A, Callable 4/1/12 @ 100, 5.250%, 4/1/17	500,070
355,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	375,952

	Total Municipal Bonds (Cost $35,697,318)	37,896,764

Shares
INVESTMENT COMPANY (9.6%)
4,021,543	Federated Maryland Municipal Cash Trust	4,021,543

	Total Investment Company (Cost $4,021,543)	4,021,543

Total Investments — 99.9% (Cost $39,718,861)		41,918,307
Net Other Assets (Liabilities) — 0.1%		51,905

NET ASSETS — 100.0%		$41,970,212

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (99.3%)
	North Carolina (99.3%)
$ 1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,131,300
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,049,797
2,335,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	2,752,475
2,655,000	Appalachian State University Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,997,336
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,139,625
1,000,000	Brunswick County, NC, Refunding G.O., 4.000%, 2/1/19	1,147,760
1,075,000	Brunswick County, NC, Refunding G.O., Callable 4/1/22 @ 100, 5.000%, 4/1/23	1,273,176
1,565,000	Brunswick County, NC, Refunding Revenue, Series A, Callable 4/1/22 @ 100, 5.000%, 4/1/29	1,798,733
1,000,000	Buncombe County, NC, Certificate of Participation, Callable 4/1/16 @ 100 (NATL-RE), 5.000%, 4/1/19	1,119,560
1,935,000	Buncombe County, NC, Public Improvements Revenue, Series A, 4.000%, 6/1/17	2,142,277
1,060,000	Burlington, NC, Combined Enterprise Water Utility Improvements Revenue, Callable 2/1/22 @ 100, 5.000%, 2/1/34	1,183,819
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,234,509
1,960,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 5.000%, 1/1/17	2,291,181
1,305,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,555,651
1,730,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,985,556
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,133,940
1,240,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, 5.000%, 8/1/21	1,525,907
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,299,325
1,005,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/31	1,127,781
1,475,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,721,974
1,000,000	Catawba County, NC, Limited Obligation Refunding Revenue, 4.000%, 10/1/19	1,122,180
1,000,000	Catawba County, NC, Limited Obligation Refunding Revenue, 4.000%, 10/1/20	1,117,100
1,000,000	Charlotte, NC, Airport Refunding Revenue, Series B, 5.000%, 7/1/15	1,122,900
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,108,170

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	$1,449,523
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,147,220
1,415,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,638,726
4,765,000	Chatham County, NC, Refunding Revenue, 5.000%, 12/1/28	5,695,128
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,326,760
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,321,258
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	2,849,944
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,416,327
990,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Revenue, 5.000%, 2/1/20	1,183,149
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,261,060
365,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/13	373,782
380,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/14	395,785
470,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/15	497,730
565,000	Elizabeth City State University Revenue, Series A (AGM), 4.000%, 4/1/16	602,533
2,070,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,396,108
4,000,000	Guilford County, NC, Public Improvements G.O., Series A, Callable 3/1/22 @ 100, 3.000%, 3/1/24	4,139,040
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,147,040
1,030,000	Henderson County, NC, Limited Obligation Revenue, Series B, 4.000%, 12/1/16	1,161,418
1,000,000	Lee County, NC, Public Facilities Projects Certificate of Participation, Callable 4/1/17 @ 100 (AGM), 5.000%, 4/1/19	1,142,910
2,005,000	Lincoln County, NC, Refunding G.O., 3.000%, 6/1/22	2,133,260
1,750,000	Lincoln County, NC, Refunding G.O., Series A, 5.000%, 6/1/18	2,113,493
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,926,201
2,000,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/24	2,264,320
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	847,144

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 310,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), OID, 4.125%, 5/1/20	$ 314,107
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,502,260
1,280,000	Monroe, NC, Combined Enterprise System Refunding Revenue (AGM), 4.000%, 3/1/19	1,443,405
1,000,000	Mooresville, NC, Enterprise System Refunding Revenue, Callable 5/1/22 @ 100, 4.000%, 5/1/24	1,097,140
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,127,290
1,460,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,681,088
1,855,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/19	2,262,377
1,015,000	New Hanover County, NC, New Hanover County Projects Refunding Revenue, 5.000%, 12/1/20	1,243,832
2,500,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, 4.000%, 10/1/19	2,700,525
1,270,000	New Hanover County, NC, New Hanover Regional Medical Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,400,518
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,145,250
1,050,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,188,264
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,044,998
2,065,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	2,319,160
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,219,740
2,400,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,970,264
2,015,000	North Carolina Medical Care Commission, Blue Ridge Healthcare Refunding Revenue, Series A, 4.000%, 1/1/16	2,148,655
2,065,000	North Carolina Medical Care Commission, Caromont Health Revenue (Assured Guaranty), OID, 3.500%, 2/15/19	2,212,875
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,074,114
1,515,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,698,209

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 915,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	$ 993,644
1,180,000	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,317,612
1,890,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,951,727
1,435,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,496,332
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,072,780
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,504,630
1,455,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,602,973
1,580,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,662,334
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,023,989
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,054,740
2,000,000	North Carolina Medical Care Commission, Rex Healthcare Refunding Revenue, Series A, 5.000%, 7/1/17	2,261,440
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 4/30/12 @ 100, OID, 6.250%, 10/1/19	1,001,850
3,470,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36(a)	3,866,378
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,103,969
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,096,100
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,243,024
945,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	1,096,039

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments – (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	$ 1,522,273
2,135,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,208,935
4,880,000	North Carolina State, Capital Improvement Revenue, Public Improvements, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	5,381,420
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,156,030
4,000,000	North Carolina State, Grant Anticipation Revenue, Highway Improvements, Callable 9/1/17 @ 100, 4.000%, 3/1/23(a)	4,465,320
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,370,820
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,456,414
2,380,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,842,767
1,080,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,250,143
2,105,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	2,486,763
1,085,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,264,654
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,639,381
1,365,000	Orange County, NC, Public Facilities Co. Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,605,322
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,233,942
1,105,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,286,065
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/19	1,174,710
2,000,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 4/30/12 @ 100, OID, 5.500%, 12/1/15	2,149,220
2,650,000	Raleigh Durham Airport Authority Refunding Revenue, Series B, 3.000%, 11/1/16	2,857,283
2,150,000	Raleigh Durham Airport Authority Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,405,872
2,000,000	Raleigh, NC, Combined Enterprise System Refunding Revenue, Series A, Callable 3/1/22 @ 100, 5.000%, 3/1/27	2,368,840
1,525,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,783,564
1,510,000	Rockingham County, NC, Refunding Revenue, 5.000%, 4/1/18	1,741,483

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,825,000	Smithville, NC, Refunding G.O., 5.000%, 6/1/24	$ 2,187,536
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,141,116
1,000,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,131,690
1,260,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/24	1,385,584
880,000	Union County, NC, Enterprise Systems Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/25	958,918
2,000,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,501,440
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,385,264
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,652,999
2,000,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/36	2,202,360
1,160,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, 4.000%, 10/1/15	1,289,665
3,260,000	University of North Carolina System Pool Refunding Revenue, Appalachian State University, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,905,284
3,095,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,742,876
1,485,000	University of North Carolina System Pool Refunding Revenue, Asheville/Wilmington, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,744,222
1,975,000	University of North Carolina System Pool Refunding Revenue, The University of North Carolina at Greensboro, Series B2, 5.000%, 4/1/17	2,329,414
1,565,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,684,441
1,000,000	University of North Carolina System Pool Revenue, General Trust Indenture, Series C, 4.500%, 10/1/17	1,129,490
1,005,000	University of North Carolina System Pool Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17 .	1,156,564
500,000	University of North Carolina System Pool Revenue, Series B (AMBAC), 4.000%, 4/1/14	522,330
1,000,000	Wilkes County, NC, Certificates of Participation (NATL-RE), OID, 4.000%, 6/1/13	1,037,760
1,000,000	Wilson, NC, Public Improvements Project Certificates of Participation, Series A (Assured Guaranty), 5.000%, 5/1/16	1,147,630

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	$ 1,175,030

	Total Municipal Bonds (Cost $222,255,711)	235,718,357

Shares
INVESTMENT COMPANY (4.5%)
10,518,101	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	10,518,101

	Total Investment Company (Cost $10,518,101)	10,518,101

Total Investments — 103.8% (Cost $232,773,812)		246,236,458
Net Other Assets (Liabilities) — (3.8)%		(8,920,832)

NET ASSETS — 100.0%		$237,315,626

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.8%)
	South Carolina (97.8%)
$1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	$1,155,740
1,000,000	Anderson Regional Joint Water System Refunding Revenue, Series A, Callable 7/15/22 @ 100, 4.000%, 7/15/27	1,024,490
1,000,000	Anderson, SC, Water & Sewer Revenue, Refunding Revenue (AGM), 5.000%, 7/1/17	1,173,150
1,095,000	Anderson, SC, Water & Sewer Revenue, Refunding Revenue (AGM), 5.000%, 7/1/19	1,308,788
1,000,000	Beaufort County School District, SC, Refunding G.O., Series A, Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/27	1,124,720
615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	634,895
1,055,000	Beaufort County, SC, Refunding Bonds G.O., Series A (State Aid Withholding), 4.000%, 3/1/18	1,215,086
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	513,625
545,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.875%, 2/1/18	552,843
290,000	Camden, SC, Public Utilities Improvements Refunding Revenue, Callable 3/1/14 @ 100 (NATL-RE FGIC), 5.000%, 3/1/15	311,425
760,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	875,284
595,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/20	712,144
1,000,000	Charleston County, SC, Capital Improvement Transition Sales Tax G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/28	1,085,360
1,000,000	Charleston County, SC, School District Development Corp., Refunding G.O., Series A (SCSDE), 5.000%, 2/1/23	1,242,760
660,000	Chesterfield County School District, SC, Refunding Certificate Participation, Chesterfield School Facilities Inc., Callable 2/1/13 @ 100 (XLCA), OID, 3.500%, 2/1/14	667,828
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	546,464
1,295,000	College of Charleston, SC, Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,458,818
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	386,272
670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	770,279
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	215,790

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	$ 451,871
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	373,662
1,030,000	Georgetown County, SC, Refunding G.O. (State Aid Withholding), 4.000%, 3/1/23	1,169,132
1,075,000	Greenville County, SC, School District Installment Purchase Refunding Revenue, Callable 12/1/16 @ 100, 5.000%, 12/1/22	1,212,901
500,000	Greenville, SC, Hospital System Board Facilities Refunding Revenue, Series A, Callable 5/1/18 @100, 5.250%, 5/1/22	559,310
260,000	Greenville, SC, Hospital System Board Facilities Revenue, Callable 4/30/12 @ 101 (AMBAC), 5.500%, 5/1/26	260,884
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	100,012
395,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	424,281
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	568,070
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18 . .	1,318,832
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (AGC), 5.000%, 12/1/16	557,365
645,000	Lancaster Educational Assistance Program, Inc., Lancaster County School District Project Revenue, Callable 12/1/14 @ 100, 5.250%, 12/1/17	698,400
500,000	Laurens County Water & Sewer Commission, Refunding & Improvements Rabon Creek Revenue, Callable 3/1/13 @ 100 (AMBAC), OID, 3.700%, 3/1/15	508,535
825,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/15	923,167
480,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, 5.000%, 11/1/16	547,022
725,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	833,141
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,228,300
1,010,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	1,175,903
1,000,000	Lexington One School Facilities Corp., Lexington County School District No. 1 Revenue, 5.000%, 12/1/16	1,144,610
890,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,054,036
690,000	Lexington, SC, Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/25	788,808

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 735,000	Myrtle Beach, SC, Refunding G.O., Series B, Callable 3/1/21 @ 100 (State Aid Withholding), 4.000%, 3/1/23	$ 818,106
840,000	Myrtle Beach, SC, Refunding G.O., Series B, Callable 3/1/21 @ 100 (State Aid Withholding), 4.000%, 3/1/24	923,446
790,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	855,902
1,000,000	North Charleston, SC, Sewer District G.O., Callable 1/1/21 @100 (State Aid Withholding), 4.000%, 1/1/23	1,116,400
700,000	North Myrtle Beach, SC, G.O. (State Aid Withholding), 4.000%, 3/1/19	799,715
790,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	853,816
565,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	686,560
1,100,000	Orangeburg County, SC, School District No. 5, SC, Refunding G.O., Callable 3/1/17 @100 (NATL-RE, SCSDE), 4.000%, 3/1/19	1,213,377
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	497,990
830,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	937,875
300,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	348,138
1,000,000	Renewable Water Resources Sewage System, SC, Refunding Revenue,, 4.000%, 1/1/20	1,138,330
400,000	Renewable Water Resources Sewage System, SC, Refunding Revenue, Series A, Callable 1/1/20 @ 100, 5.000%, 1/1/21	477,216
1,000,000	Richland County, SC, School District No. 1, Refunding G.O., Series A, Callable 9/1/21 @ 100 (SCSDE), 4.000%, 3/1/27	1,070,310
365,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/26	424,031
390,000	Rock Hill, SC, Public Improvements G.O., Callable 4/1/21 @ 100 (State Aid Withholding), 5.000%, 4/1/27	449,744
1,000,000	Rock Hill, SC, Refunding Revenue, Combined, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,144,320
135,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	149,040
520,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/18	587,267
750,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue, Callable 12/1/16 @ 100 (AGM), 5.000%, 12/1/19	839,220

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 545,000	Scago Educational Facilities Corp. for Spartanburg School District No. 5, SC, Spartanburg County Project Revenue, Callable 10/1/15 @ 100 (AGM), 5.000%, 4/1/21	$ 614,231
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	572,665
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	574,910
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	299,445
325,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	345,017
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	847,943
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	560,845
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Revenue, 5.000%, 2/1/16	279,943
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	640,024
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	611,005
65,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	73,356
780,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	870,137
635,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/32	693,807
715,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	805,412
450,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.250%, 10/1/21	458,987
750,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/12 @ 100 (AMBAC), 5.000%, 10/1/25	763,890
500,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	569,440
585,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	661,243

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$ 400,000	Spartanburg County School District No. 1, SC, School Improvements G.O., Callable 9/1/16 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	$ 459,312
325,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	354,981
600,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	682,392
1,000,000	Sumter County, SC, Public Improvements G.O., 5.000%, 3/1/13	1,042,870
250,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 5.000%, 12/15/13	266,077
830,000	Three Rivers Solid Waste Authority, SC, Solid Waste Disposal Facilities Refunding Revenue, 4.500%, 12/15/16	919,823
500,000	University of South Carolina Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	554,640
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	323,257
370,000	York County, SC, School District No. 1, Refunding G.O., Series A, Callable 3/1/19 @ 100 (SCSDE), 5.000%, 3/1/20	443,345

	Total Municipal Bonds (Cost $60,587,877)	63,493,803

Shares		Fair Value
INVESTMENT COMPANY (8.4%)
5,472,822	Federated Tax-Free Obligations Fund, Institutional Class	$ 5,472,822

	Total Investment Company (Cost $5,472,822)	5,472,822

Total Investments — 106.2% (Cost $66,060,699)		68,966,625
Net Other Assets (Liabilities) — (6.2)%		(4,010,496)

NET ASSETS — 100.0%		$64,956,129

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.9%)
	District of Columbia (1.3%)
$1,115,000	Metropolitan Washington Airports Authority Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$ 1,293,790
400,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	468,264

		1,762,054

	Virginia (94.6%)
2,760,000	Albemarle County, VA, Economic Development Authority Refunding Revenue, 5.000%, 6/1/20	3,363,226
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,174,450
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,257,840
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,148,840
2,680,000	Arlington County, VA, Refunding G.O., Series A (State Aid Withholding), 3.000%, 8/1/21	2,920,530
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,340,801
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32(a)	2,142,924
1,805,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	1,947,252
875,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 4.000%, 12/1/21	1,012,979
675,000	Chesapeake, VA, Refunding G.O., Series A (State Aid Withholding), 3.000%, 12/1/22	714,737
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,239,469
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,515,441
475,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/21	556,999
600,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty, State Aid Withholding), 5.000%, 3/1/22	695,664
1,750,000	Dinwiddie County, VA, Industrial Development Authority Refunding Revenue, Series B, Callable 2/15/14 @ 100 (NATL-RE), 5.000%, 2/15/24	1,801,433
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project Refunding Revenue (AGM-CR), OID, 5.250%, 8/15/19	1,150,410
1,000,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 4.000%, 5/15/14	1,069,390

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 795,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	$ 948,101
915,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	1,016,464
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,661,955
1,175,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	1,320,876
1,275,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.250%, 6/15/19	1,459,301
1,000,000	Hampton, VA, Public Improvements Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,191,420
775,000	Harrisonburg, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 7/15/18	939,021
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,120,900
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,158,660
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,212,749
580,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	587,262
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,676,517
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,910,844
1,315,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,555,816
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,110,550
1,155,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,296,776
1,105,000	Newport News, VA, Refunding G.O., Series B (State Aid Withholding), 5.000%, 2/1/15	1,244,119
2,000,000	Newport News, VA, Refunding Public General Improvements-Water G.O., Series A, 4.000%, 7/15/20	2,323,080

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	$1,265,530
500,000	Norfolk, VA, Bond Anticipation Notes Refunding G.O., Series A, Callable 7/1/12 @ 100, 3.000%, 1/1/14	503,395
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,028,100
200,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 4/30/12 @ 100 (AGM), 5.125%, 11/1/23	200,438
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,151,930
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 4/30/12 @ 100 (AGM), 5.375%, 7/1/14	401,580
900,000	Northwestern Regional Jail Authority Revenue, Callable 7/1/15 @ 100 (NATL-RE), 5.000%, 7/1/33	957,276
1,000,000	Pittsylvania County, VA, Refunding G.O., Series B, 3.000%, 3/1/16	1,071,890
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,199,740
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,580,027
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	2,124,711
1,325,000	Portsmouth, VA, Public Utilities Refunding G.O., Series A, Callable 7/15/22 @ 100 (State Aid Withholding), 5.000%, 7/15/24	1,602,362
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,716,912
1,055,000	Portsmouth, VA, Refunding G.O., Series D, Callable 7/15/20 @ 100, 5.000%, 7/15/21	1,287,216
1,500,000	Prince William County, VA, Lease Refunding Certificate of Participation, 3.500%, 10/1/18	1,645,680
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	889,771
1,035,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,162,584
1,520,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,741,434
880,000	Riverside, VA, Regional Jail Authority Refunding Revenue, Callable 7/1/13 @ 101 (NATL-RE), 5.000%, 7/1/17	929,834
2,000,000	Roanoke Economic Development Authority, Carilion Health System Revenue, Series A, Callable 7/1/12 @ 100 (NATL-RE), 5.750%, 7/1/14	2,027,920

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,100,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/15	$1,184,645
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	962,845
1,090,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 4.000%, 11/1/23	1,193,713
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,764,916
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,144,630
1,420,000	Spotsylvania County, VA, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,625,460
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (AGC), OID, 4.250%, 8/1/15	404,044
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	180,991
355,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	377,489
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	634,404
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	850,022
1,515,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/16	1,655,653
960,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Revenue, Series I, 4.000%, 2/1/17	1,057,104
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,142,470
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,502,917
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,865,186
1,000,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project Refunding Revenue, 5.000%, 9/1/19	1,223,410

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,805,000	Virginia College Building Authority, Public Higher Education Financing Program Refunding Revenue, Series B, 5.000%, 9/1/20	$2,223,128
825,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, 21St Century College & Equipment, Series A, Callable 2/1/18 @ 100, 5.000%, 2/1/21	955,053
1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,193,348
1,495,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/21 @ 100, 4.000%, 9/1/22	1,694,627
1,000,000	Virginia Commonwealth, G.O., Series A1, 4.000%, 6/1/20	1,172,480
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,830,625
1,075,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Refunding Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,146,563
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,616,820
1,500,000	Virginia Port Authority Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,718,985
2,000,000	Virginia Public Building Authority Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,354,540
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,180,340
2,935,000	Virginia Public School Authority, School Financing 1997 Refunding Revenue (G.O. of Authority), OID, 2.000%, 8/1/22	2,771,638
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,135,210
1,150,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,417,732
70,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	81,213

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$2,110,000	Virginia Resources Authority, State Revolving Fund Revenue, Series B, Callable 10/1/21 @ 100, 4.000%, 10/1/30	$2,233,182
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	2,034,721
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	576,875
1,255,000	Western Regional Jail Authority Revenue, Callable 6/1/17 @ 100 (NATL-RE), 4.750%, 6/1/23	1,380,663
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33(a)	2,108,020

		125,870,788

	Total Municipal Bonds (Cost $119,317,729)	127,632,842

Shares
INVESTMENT COMPANY (3.2%)
4,264,111	Federated Virginia Municipal Money Market Portfolio, Institutional Class.	4,264,111

	Total Investment Company (Cost $4,264,111)	4,264,111

Total Investments — 99.1% (Cost $123,581,840)		131,896,953
Net Other Assets (Liabilities) — 0.9%		1,234,968

NET ASSETS — 100.0%.		$133,131,921

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (94.9%)
	West Virginia (94.9%)
$1,885,000	Berkeley County Board of Education, WV, Refunding Public School G.O., 2.000%, 5/1/16	$1,951,823
1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	1,267,688
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	1,021,166
2,500,000	Berkeley, Hardy, & Jefferson Counties, WV, Local Multifamily Housing Revenue, Scattered Site Project, Callable 12/1/20 @ 100 (Freddie Mac), 5.375%, 12/1/44(a).	2,675,825
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	754,896
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 4/30/12 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,114,140
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,682,899
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 4/24/12 @ 101 (AGM), 5.250%, 12/15/18	1,043,524
900,000	Fairmont State University, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	923,724
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 4/30/12 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,448
2,250,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,697,840
2,090,000	Hancock County, WV, Board of Education G.O., Callable 5/1/21 @ 100 (West Virginia Board Commission), OID, 4.500%, 5/1/32	2,239,644
1,320,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,292,227
245,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 3.000%, 11/1/13	247,673
875,000	Huntington Municipal Development Authority Revenue, Huntington Public Facilities Refunding Revenue, Series A, 4.000%, 11/1/16	911,374
525,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	622,036
3,240,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	3,500,399

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,585,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	$1,671,985
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	601,494
1,060,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,078,285
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	1,054,689
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,281,594
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,467,256
420,000	Pleasants County, WV, Board of Education G.O., 3.000%, 5/1/17	452,533
520,000	Pleasants County, WV, Board of Education G.O., 4.000%, 5/1/18	588,130
960,000	Pleasants County, WV, Board of Education G.O., 4.000%, 5/1/21	1,081,949
795,000	Pleasants County, WV, Board of Education G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/22	882,975
1,210,000	Pleasants County, WV, Board of Education G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,318,041
1,265,000	Pleasants County, WV, Board of Education G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,361,064
1,000,000	Preston County, WV, Board of Education G.O. (West Virginia Board Commission), 3.000%, 5/1/19	1,063,510
1,570,000	Preston County, WV, Board of Education G.O. (West Virginia Board Commission), 4.000%, 5/1/21	1,774,916
1,555,000	Princeton, WV, Princeton Community Hospital Refunding Revenue, Callable 5/1/15 @ 100, 4.250%, 5/1/18	1,573,660
2,105,000	Putnam County, WV, Board of Education G.O., 4.000%, 5/1/19	2,427,970
1,000,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22.	1,121,400
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,481,522
1,700,000	West Virginia Board of Education Refunding Revenue, 5.000%, 5/1/19	2,025,584
1,390,000	West Virginia Board of Education Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26.	1,572,646
1,560,000	West Virginia Board of Education Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27.	1,751,443
1,235,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14.	1,366,145
555,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Callable 6/1/12 @ 101 (NATL-RE) OID, 5.000%, 6/1/26	563,952
1,000,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, Callable 11/1/12 @ 102, 5.500%, 11/1/22	1,048,570

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue, Ohio Power Co. Amos Project, Series A, 3.125%, 3/1/43(a)	$1,033,660
1,000,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	1,072,850
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	888,601
1,125,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,202,513
1,850,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,977,465
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	639,122
1,500,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/14	1,634,190
1,600,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,793,904
2,305,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,641,253
2,005,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,330,612
1,790,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	2,058,858
2,000,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/20	2,333,660
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,261,699
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,558,544
1,705,000	West Virginia School Building Authority, Excess Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,905,235
1,000,000	West Virginia School Building Authority, Excess Lottery Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,123,430
1,840,000	West Virginia School Building Authority, WV, Revenue, Callable 7/1/18 @100, 5.250%, 7/1/21	2,184,430

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.375%, 7/1/21	$2,068,548
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	753,440
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	562,725
785,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	835,303
1,655,000	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Revenue, Series A, Callable 6/1/16 @100, OID (AMBAC), 4.750%, 6/1/31	1,683,052
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	866,987
755,000	West Virginia State Housing Development Fund, New Issue Bond Program Revenue, Series A, 2.750%, 11/1/20	759,017
1,240,000	West Virginia State Housing Development Fund, New Issue Bond Program Revenue, Series A, Callable 5/1/21 @100, 3.050%, 11/1/22	1,244,687
945,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	1,119,163
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/19	2,431,820
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	312,551
1,035,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	1,266,944
500,000	West Virginia University, Projects Revenue, Series B, 5.000%, 10/1/19	603,520
3,540,000	West Virginia University, Projects Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/36	3,947,950
465,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	498,671
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,159,883
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	919,290
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,376,999

	Total Municipal Bonds (Cost $100,575,540)	106,291,215

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (3.8%)
4,207,902	Federated Tax-Free Obligations Fund, Institutional Class	$4,207,902

	Total Investment Company (Cost $4,207,902)	4,207,902

Total Investments — 98.7% (Cost $104,783,442)		110,499,117
Net Other Assets (Liabilities) — 1.3%		1,489,640

NET ASSETS — 100.0%		$111,988,757

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the financial statements.

Sterling Capital National Tax-Free Money Market Fund
Schedule of Portfolio Investment
March 31, 2012 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.1%)
	Alabama (0.6%)
$1,000,000	Auburn University, AL, University & College Improvements, General Fee Refunding Revenue, 5.000%, 6/1/12	$1,008,139

	Alaska (2.8%)
2,190,000	Valdez, AK, Exxon Mobil Project Refunding Revenue, 0.150%, 4/2/12(a)	2,190,000
2,200,000	Valdez, AK, Exxon Pipeline Co. Refunding Revenue, Project A, 0.160%, 4/2/12(a)	2,200,000

		4,390,000

	Arizona (6.4%)
1,315,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.250%, 4/6/12(a)	1,315,000
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue (Citibank N.A.), 0.220%, 4/6/12(a)(b)	5,000,000
3,780,000	Sun Devil Energy Center LLC, Arizona State University Project Refunding Revenue (Assured Guaranty, Royal Bank of Canada), 0.310%, 4/6/12(a)	3,780,000

		10,095,000

	California (4.4%)
1,600,000	California, Cash Flow Management, G.O. Series C1 (Bank of America N.A.), 0.180%, 4/2/12(a)	1,600,000
2,200,000	California, School Improvement, G.O. Series A1 (Citibank N.A.), 0.210%, 4/2/12(a)	2,200,000
1,800,000	Sacramento County Sanitation Districts Financing Authority, CA, Subordinate Lien Refunding Revenue, Series D (Morgan Stanley Bank), 0.200%, 4/2/12(a)	1,800,000
1,300,000	Southern California Public Power Authority, CA, Southern Transmission Refunding Revenue, Series A (Bank of America, N.A., AGM), 0.280%, 4/6/12(a)	1,300,000

		6,900,000

	Colorado (5.7%)
4,600,000	Colorado State Housing & Finance Authority, CO, Refunding Revenue, Class 1, Series A2 (FHLB), 0.180%, 4/6/12(a)	4,600,000
4,400,000	Denver, CO, City & County Certificate of Participation Refunding, Series A2 (JP Morgan Chase Bank N.A.), 0.200%, 4/2/12(a)	4,400,000

		9,000,000

	Georgia (5.0%)
4,230,000	Bartow County Development Authority, GA, VMC Specialty Alloys Revenue(Comerica Bank), 0.200%, 4/6/12(a)	4,230,000
2,015,000	Main Street Natural Gas, Inc., GA, Gas Project Revenue, Series A (Royal Bank of Canada), 0.190%, 4/6/12(a)	2,015,000
1,750,000	Roswell Housing Authority, GA, Multifamily Housing, Belcourt Ltd. Project Refunding Revenue, Series A (Northern Trust Company), 0.180%, 4/6/12(a)	1,750,000

		7,995,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Illinois (3.1%)
$1,000,000	Chicago, IL, Waterworks Revenue, Second Lien, SubSeries 2000-1, (JP Morgan Chase Bank N.A.), 0.200%, 4/2/12(a)	$1,000,000
3,900,000	Illinois Finance Authority, IL, Swedish Conevant Refunding Revenue, Series A (Bank of America N.A.), 0.250%, 4/6/12(a)	3,900,000

		4,900,000

	Indiana (5.3%)
8,400,000	Indiana Finance Authority, IN, Duke Energy Indiana, Inc. Project Revenue, Series A4 (Sumitomo Mitsui Banking), 0.210%, 4/2/12(a)	8,400,000

	Louisiana (6.0%)
3,000,000	East Baton Rouge Parish, Industrial Development Board, Inc., LA, Exxonmobil Project Revenue, Series A, 0.150%, 4/2/12(a)	3,000,000
6,500,000	St. James Parish, LA, Nucor Steel LLC Project Revenue, Series B1, 0.200%, 4/6/12(a)	6,500,000

		9,500,000

	Massachusetts (2.1%)
3,100,000	Massachusetts Health & Educational Facilities Authority, MA, Partners Health and Hospital Improvements Revenue (JP Morgan Chase Bank N.A.), 0.150%, 4/6/12(a)	3,100,000
200,000	Massachusetts School Building Authority, MA, Sales Tax Revenue, Series A, 4.000%, 5/15/12	200,914

		3,300,914

	Mississippi (4.7%)
7,000,000	Mississippi Business Finance Corp., MS, Industrial Development Revenue, Chevron USA, Inc., Series H, 0.190%, 4/2/12(a)	7,000,000
400,000	Mississippi Business Finance Corp., MS, Industrial Improvement Revenue, Chevron USA, Inc., Series B, 0.180%, 4/2/12(a)	400,000

		7,400,000

	Missouri (2.1%)
3,300,000	Missouri Health & Educational Facilities Authority, MO, SSM Health Care Revenue Refunding, Series C4 (Citibank N.A.), 0.220%, 4/6/12(a)	3,300,000

	Nevada (3.9%)
6,250,000	Clark County, NV, Las Vegas-McCarran International Airport, Refunding Revenue (Union Bank N.A.), 0.190%, 4/6/12(a)	6,250,000

	New Jersey (5.3%)
1,000,000	Belmar, NJ, Bond Anticipation Notes Cash Flow Management, G.O., 2.000%, 4/27/12	1,000,350

Continued

Sterling Capital National Tax-Free Money Market Fund
Schedule of Portfolio Investment — (continued)
March 31, 2012 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	New Jersey — (continued)
$2,300,000	New Jersey Health Care Facilities Financing Authority, NJ, Robert Wood Johnson Health Care Corp. Refunding Revenue (TD Bank N.A.), 0.160%, 4/6/12(a)	$2,300,000
5,000,000	New Jersey, NJ, Series C, Cash Flow Management Refunding Revenue, 2.000%, 6/21/12	5,019,350

		8,319,700

	New York (18.9%)
200,000	New York State Housing Finance Agency, Gotham West Housing Revenue, Series A2 (Wells Fargo Bank N.A.), 0.140%, 4/6/12(a)	200,000
1,500,000	New York State Mortgage Agency, Single Family Housing State Revenue, Series 159 (Bank of America N.A.), 0.280%, 4/6/12(a)	1,500,000
6,800,000	New York, NY, City Municipal Water Finance Authority, Water and Sewer Improvements, Second Generation Resolution Refunding Revenue, Series DD1 (TD Bank N.A.), 0.180%, 4/2/12(a)	6,800,000
5,800,000	New York, NY, City Municipal Water Finance Authority, Water Refunding Revenue, SubSeries A1 (Mizuho Corporate Bank), 0.200%, 4/2/12(a)	5,800,000
6,600,000	New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue, Series C (Morgan Stanley Bank, Bayerische Landes Bank), 0.190%, 4/2/12(a)	6,600,000
3,500,000	New York, NY, G.O. SubSeries A3 (Morgan Stanley Bank), 0.240%, 4/6/12(a)	3,500,000
5,500,000	Triborough Bridge & Tunnel Authority, NY, Refunding Revenue, Series C (JP Morgan Chase Bank N.A.), 0.190%, 4/6/12(a)	5,500,000

		29,900,000

	North Carolina (4.9%)
7,700,000	Raleigh, NC, Certificate of Participation, Downtown Improvement Projects, Series A (Wells Fargo Bank N.A.), 0.170%, 4/6/12(a)	7,700,000

	Ohio (10.9%)
3,000,000	Avon, OH, Bond Anticipation Notes, G.O. Series A, 1.000%, 7/3/12	3,004,400
1,500,000	Butler County, OH, Bond Anticipation Notes, G.O., 0.500%, 8/2/12	1,500,000
3,800,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JP Morgan Chase Bank), 0.230%, 4/6/12(a)	3,800,000
1,500,000	Kent, OH, Bond Anticipation Notes Cash Flow Management, Parking Improvement, G.O., 1.500%, 5/17/12	1,501,403
2,500,000	Lucas County, OH, Various Purpose Improvement Notes, Cash Flow Management, G.O. Series 1, 1.000%, 7/19/12	2,504,819
5,000,000	Montgomery County, OH, Miami Valley Hospital Revenue, Series B (JP Morgan Chase Bank N.A.), 0.190%, 4/2/12(a)	5,000,000

		17,310,622

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Oklahoma (1.6%)
$2,500,000	Oklahoma Turnpike Authority, OK, Refunding Revenue, Second Senior Series E, Convertible (JP Morgan Chase Bank N.A.), 0.200%, 4/2/12(a).	$2,500,000

	Texas (1.9%)
3,000,000	Port of Corpus Christi Authority of Nueces County, TX, Flint Hills Resources LLC, Resource Recovery Refunding Revenue, Series A, 0.250%, 4/6/12(a)	3,000,000

	Utah (2.0%)
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.240%, 4/6/12(a)	3,125,000

	Virginia (0.6%)
975,000	Hampton Roads Sanitation District, VA, Sewer Revenue, 2.000%, 11/1/12	984,522

	Wisconsin (0.9%)
1,500,000	Wisconsin Health & Educational Facilities Authority, WI, Capitol Lakes, Inc. Revenue, Series B (U.S. Bank N.A.), 0.200%, 4/6/12(a)	1,500,000

	Total Municipal Bonds (Cost $156,778,897)	156,778,897

Shares		Fair Value
INVESTMENT COMPANY (0.8%)
1,325,651	BlackRock Liquidity MuniFund	1,325,651

	Total Investment Company (Cost $1,325,651)	1,325,651

Total Investments — 99.9% (Cost $158,104,548)		158,104,548

Net Other Assets (Liabilities) — 0.1%		148,476

NET ASSETS — 100.0%		$158,253,024

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the next reset date.

(b)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the financial statements.

Sterling Capital Prime Money Market Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Amortized Cost
CERTIFICATES OF DEPOSIT (23.3%)
	Banks (23.3%)
$ 10,000,000	Bank of Montreal, 0.180%, 6/8/12	$10,000,000
5,000,000	Bank of Nova Scotia, 0.350%, 7/17/12	5,000,000
10,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.370%, 6/25/12	10,000,000
5,000,000	Canadian Imperial Bank of Commerce, 0.170%, 5/14/12	5,000,000
10,000,000	Mizuho Corporate Bank, Ltd., 0.370%, 6/7/12	10,000,000
7,000,000	National Bank of Canada, 0.350%, 8/27/12	7,000,000
7,500,000	Norinchukin Bank, 0.170%, 4/3/12	7,500,000
15,000,000	Norinchukin Bank, 0.230%, 4/23/12	15,000,000
7,000,000	Sumitomo Mitsui Banking Corp., 0.250%, 4/10/12	7,000,000
5,000,000	Sumitomo Mitsui Banking Corp., 0.370%, 5/9/12	5,000,000
7,000,000	Sumitomo Trust & Banking Co., Ltd., 0.280%, 4/9/12	7,000,000
10,000,000	Sumitomo Trust & Banking Co., Ltd., 0.370%, 6/15/12	10,000,000
4,500,000	Sumitomo Trust & Banking Co., Ltd., 0.370%, 6/21/12	4,500,000
5,000,000	Westpac Banking Corp., Series YCD, 0.342%, 4/18/12(a)	5,000,000

	Total Certificates of Deposit (Cost $108,000,000)	108,000,000

COMMERCIAL PAPER(b) (42.0%)
	Asset Backed Securities (25.2%)
22,000,000	CAFCO LLC, 0.280%, 4/9/12(c)	21,998,631
7,000,000	CHARTA LLC, 0.270%, 4/9/12(c)	6,999,580
5,000,000	CIESCO LLC, 0.290%, 4/23/12(c)	4,999,114
5,000,000	CRC Funding LLC, 0.260%, 4/11/12(c)	4,999,639
5,000,000	CRC Funding LLC, 0.280%, 4/24/12(c)	4,999,106
13,000,000	Fairway Finance Co. LLC, 0.283%, 4/9/12(c)(d)(e)	13,000,000
10,000,000	Govco LLC, 0.290%, 4/16/12(c)	9,998,792
8,000,000	Metlife Short Term Fund, 0.280%, 4/9/12(c)	7,999,502
15,000,000	Metlife Short Term Fund, 0.360%, 5/1/12(c)	14,995,500
7,000,000	Old Line Funding LLC, 0.210%, 4/18/12(c)	6,999,306
5,000,000	Sydney Capital Corp., 0.250%, 6/14/12(c)	4,997,431
5,000,000	Sydney Capital Corp., 0.250%, 6/15/12(c)	4,997,396
10,000,000	Thunder Bay Funding LLC, 0.230%, 5/7/12(c)	9,997,700

		116,981,697

	Financial Services (14.6%)
10,000,000	General Electric Capital Corp., 0.310%, 8/2/12	9,989,408
20,000,000	National Australia Funding, 0.245%, 4/23/12(c)	19,997,006
4,800,000	National Australia Funding, 0.490%, 6/18/12(c)	4,794,904
15,000,000	Nestle Finance International, Ltd., 0.150%, 6/8/12	14,995,750
15,000,000	State Street Corp., 0.230%, 6/11/12	14,993,196
3,000,000	State Street Corp., 0.210%, 7/2/12	2,998,390

		67,768,654

	Industrials (2.2%)
10,000,000	Netjets, Inc., 0.090%, 4/10/12(c)	9,999,775

	Total Commercial Paper (Cost $194,750,126)	194,750,126

Principal Amount		Amortized Cost
CORPORATE BONDS (1.5%)
	Financial Services (1.5%)
$ 7,037,000	General Electric Capital Corp., MTN, Series A, 6.000%, 6/15/12	$7,116,434

	Total Corporate Bonds (Cost $7,116,434)	7,116,434

VARIABLE RATE NOTES(a) (0.1%)
	Banking (0.1%)
400,000	JPMorgan Chase Bank N.A., 0.380%, 4/30/12	399,864

	Total Variable Rate Notes (Cost $399,864)	399,864

U.S. GOVERNMENT AGENCIES(b) (3.8%)
	Fannie Mae(f) (0.2%)
1,000,000	0.110%, 9/10/12	999,505

	Federal Home Loan Bank (2.5%)
2,000,000	0.100%, 4/11/12	1,999,942
4,500,000	0.110%, 5/18/12	4,499,354
5,000,000	0.102%, 6/15/12	4,998,937

		11,498,233

	Freddie Mac(f) (1.1%)
5,000,000	0.130%, 6/5/12	4,998,871

	Total U.S. Government Agencies (Cost $17,496,609)	17,496,609

U.S. TREASURY BILLS (1.7%)
8,000,000	0.100%, 8/9/12	7,997,111

	Total U.S. Treasury Bills (Cost $7,997,111)	7,997,111

U.S. TREASURY NOTES (9.7%)
6,000,000	4.625%, 7/31/12	6,090,187
5,000,000	0.375%, 8/31/12	5,004,917
6,200,000	4.125%, 8/31/12	6,303,038
15,000,000	0.375%, 9/30/12	15,016,437
6,000,000	4.250%, 9/30/12	6,123,378
6,500,000	3.875%, 10/31/12	6,641,709

	Total U.S. Treasury Notes (Cost $45,179,666)	45,179,666

REPURCHASE AGREEMENTS (17.8%)
55,000,000	Goldman Sachs Group, Inc., 0.150%, dated 03/30/12, due 4/2/12, proceeds at maturity, $55,000,688 (Collateralized fully by Government Mortgage-Backed Securities)	55,000,000
27,513,000	Morgan Stanley & Co. LLC., 0.170%, dated 03/30/12, due 4/2/12, proceeds at maturity, $27,513,390 (Collateralized fully by Government Mortgage-Backed Securities)	27,513,000

	Total Repurchase Agreements (Cost $82,513,000)	82,513,000

Continued

Sterling Capital Prime Money Market Fund
Schedule of Portfolio Investments — (continued)
March 31, 2012 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
938	BlackRock Liquidity TempFund	$938

	Total Investment Company (Cost $938)	938

Total Investments — 99.9% (Cost $463,453,748)		463,453,748
Net Other Assets (Liabilities) — 0.1%		370,063

NET ASSETS — 100.0%		$463,823,811

(a)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the next reset date.
(b)	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(d)	Not a discount note or zero coupon bond.
(e)	Interest bearing commercial paper.
(f)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

MTN — Medium Term Note

N.A. — North America

YCD — Yankee Certificate of Deposit

See accompanying notes to the financial statements.

Sterling Capital U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (14.1%)
$ 20,000,000	1.000%, 4/30/12	$20,015,195
15,000,000	0.750%, 5/31/12	15,016,714

	Total U.S. Treasury Notes (Cost $35,031,909)	35,031,909

U.S. TREASURY BILLS(a) (42.2%)
20,000,000	0.050%, 4/19/12	19,999,500
20,000,000	0.028%, 5/24/12	19,999,175
25,000,000	0.095%, 6/14/12	24,995,118
20,000,000	0.076%, 6/28/12	19,996,260
20,000,000	0.086%, 7/19/12	19,994,783

	Total U.S. Treasury Bills (Cost $104,984,836)	104,984,836

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (43.7%)
$ 41,840,748	Bank of America Corp., 0.020%, dated 3/30/12, due 4/2/12, proceeds at maturity, $41,840,818 (Collateralized fully by U.S. Treasury Securities)	$41,840,748
25,000,000	Goldman Sachs Group, Inc., 0.030%, dated 3/30/12, due 4/2/12, proceeds at maturity, $25,000,063 (Collateralized fully by U.S. Treasury Securities)	25,000,000
42,000,000	JPMorgan Chase & Co., 0.020%, dated 3/30/12, due 4/2/12, proceeds at maturity, $42,000,070 (Collateralized fully by U.S. Treasury Securities)	42,000,000

	Total Repurchase Agreements (Cost $108,840,748)	108,840,748

Total Investments — 100.0% (Cost $248,857,493)		248,857,493
Net Other Assets (Liabilities) — 0.0%		122,806

NET ASSETS — 100.0%		$248,980,299

(a)	Rate disclosed represents the annualized yield from date of purchase.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Conservative Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (74.1%)
32,770	Sterling Capital Equity Income Fund, Institutional Class	$515,479
51,539	Sterling Capital Mid Value Fund, Institutional Class	750,928
118,324	Sterling Capital Select Equity Fund, Institutional Class	1,476,678
14,972	Sterling Capital Small Value Fund, Institutional Class	190,596
18,409	Sterling Capital Special Opportunities Fund, Institutional Class(a)	352,160
927,017	Sterling Capital Total Return Bond Fund, Institutional Class	10,104,490
513,459	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	513,459

	Total Affiliated Investment Companies (Cost $12,339,677)	13,903,790

NON-AFFILIATED INVESTMENT COMPANIES (7.1%)
42,043	Credit Suisse Commodity Return Strategy Fund(a)	347,275
23,166	Harding, Loevner International Equity Portfolio	345,865
16,072	Lazard Emerging Markets Equity Portfolio	316,772
9,726	Oppenheimer Developing Markets Fund	323,792

	Total Non-Affiliated Investment Companies (Cost $1,272,254)	1,333,704

EXCHANGE TRADED FUNDS (18.9%)
6,394	iShares Dow Jones US Real Estate Index Fund	398,282
11,917	iShares MSCI EAFE Index Fund	654,243
6,222	iShares MSCI EAFE Small Cap Index Fund	249,689
7,435	iShares MSCI EAFE Value Index Fund	349,371
3,949	iShares MSCI Emerging Markets Index Fund	169,570
3,437	iShares Russell 2000 Index Fund	284,756
12,051	iShares Russell Midcap Growth Index Fund	757,646
4,891	iShares S&P 500 Index Fund	690,658

	Total Exchange Traded Funds (Cost $2,770,162)	3,554,215

Total Investments — 100.1% (Cost $16,382,093)		18,791,709
Net Other Assets (Liabilities) — (0.1)%		(24,368)

NET ASSETS — 100.0%		$18,767,341

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Balanced Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (61.7%)
94,190	Sterling Capital Equity Income Fund, Institutional Class	$1,481,608
141,590	Sterling Capital Mid Value Fund, Institutional Class	2,062,970
327,847	Sterling Capital Select Equity Fund, Institutional Class	4,091,534
40,439	Sterling Capital Small Value Fund, Institutional Class	514,790
50,531	Sterling Capital Special Opportunities Fund, Institutional Class(a)	966,665
1,117,653	Sterling Capital Total Return Bond Fund, Institutional Class	12,182,416
771,727	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	771,727

	Total Affiliated Investment Companies (Cost $18,937,701)	22,071,710

NON-AFFILIATED INVESTMENT COMPANIES (8.8%)
122,807	Credit Suisse Commodity Return Strategy Fund(a)	1,014,388
65,970	Harding, Loevner International Equity Portfolio	984,929
28,789	Lazard Emerging Markets Equity Portfolio	567,438
17,451	Oppenheimer Developing Markets Fund	580,948

	Total Non-Affiliated Investment Companies (Cost $2,971,713)	3,147,703

EXCHANGE TRADED FUNDS (29.5%)
17,523	iShares Dow Jones US Real Estate Index Fund	1,091,508
35,811	iShares MSCI EAFE Index Fund	1,966,024
18,060	iShares MSCI EAFE Small Cap Index Fund	724,748
21,099	iShares MSCI EAFE Value Index Fund	991,442
25,765	iShares MSCI Emerging Markets Index Fund	1,106,349
9,203	iShares Russell 2000 Index Fund	762,469
32,770	iShares Russell Midcap Growth Index Fund	2,060,250
13,264	iShares S&P 500 Index Fund	1,873,009

	Total Exchange Traded Funds (Cost $8,488,211)	10,575,799

Total Investments — 100.0% (Cost $30,397,625)		35,795,212
Net Other Assets (Liabilities) — 0.0%		8,644

NET ASSETS — 100.0%		$35,803,856

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (52.8%)
84,951	Sterling Capital Equity Income Fund, Institutional Class	$1,336,271
127,568	Sterling Capital Mid Value Fund, Institutional Class	1,858,659
295,251	Sterling Capital Select Equity Fund, Institutional Class	3,684,727
36,617	Sterling Capital Small Value Fund, Institutional Class	466,135
45,241	Sterling Capital Special Opportunities Fund, Institutional Class(a)	865,470
440,136	Sterling Capital Total Return Bond Fund, Institutional Class	4,797,482
720,610	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	720,610

	Total Affiliated Investment Companies (Cost $11,362,326)	13,729,354

NON-AFFILIATED INVESTMENT COMPANIES (9.2%)
108,077	Credit Suisse Commodity Return Strategy Fund(a)	892,719
58,832	Harding, Loevner International Equity Portfolio	878,364
15,491	Lazard Emerging Markets Equity Portfolio	305,326
9,354	Oppenheimer Developing Markets Fund	311,385

	Total Non-Affiliated Investment Companies (Cost $2,256,208)	2,387,794

EXCHANGE TRADED FUNDS (38.1%)
15,875	iShares Dow Jones US Real Estate Index Fund	988,854
32,436	iShares MSCI EAFE Index Fund	1,780,736
15,883	iShares MSCI EAFE Small Cap Index Fund	637,385
18,569	iShares MSCI EAFE Value Index Fund	872,557
32,668	iShares MSCI Emerging Markets Index Fund	1,402,764
8,338	iShares Russell 2000 Index Fund	690,803
29,686	iShares Russell Midcap Growth Index Fund	1,866,359
11,876	iShares S&P 500 Index Fund	1,677,010

	Total Exchange Traded Funds (Cost $8,006,910)	9,916,468

Total Investments — 100.1% (Cost $21,625,444)		26,033,616
Net Other Assets (Liabilities) — (0.1)%		(24,618)

NET ASSETS — 100.0%		$26,008,998

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Equity Fund
Schedule of Portfolio Investments
March 31, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (50.6%)
28,477	Sterling Capital Equity Income Fund, Institutional Class	$ 447,943
42,448	Sterling Capital Mid Value Fund, Institutional Class	618,466
143,900	Sterling Capital Select Equity Fund, Institutional Class	1,795,876
12,175	Sterling Capital Small Value Fund, Institutional Class	154,992
50,444	Sterling Capital Special Opportunities Fund, Institutional Class(a)	964,989
105,336	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	105,336

	Total Affiliated Investment Companies (Cost $3,324,238)	4,087,602

NON-AFFILIATED INVESTMENT COMPANIES (9.3%)
41,544	Credit Suisse Commodity Return Strategy Fund(a)	343,150
18,514	Harding, Loevner International Equity Portfolio	276,412
3,246	Lazard Emerging Markets Equity Portfolio	63,978
1,936	Oppenheimer Developing Markets Fund	64,436

	Total Non-Affiliated Investment Companies (Cost $704,812)	747,976

EXCHANGE TRADED FUNDS (40.2%)
6,048	iShares Dow Jones US Real Estate Index Fund	376,730
14,984	iShares MSCI EAFE Index Fund	822,621
6,485	iShares MSCI EAFE Small Cap Index Fund	260,243
5,894	iShares MSCI EAFE Value Index Fund	276,959
15,461	iShares MSCI Emerging Markets Index Fund	663,895
2,802	iShares Russell 2000 Index Fund	232,146
9,815	iShares Russell Midcap Growth Index Fund	617,069

	Total Exchange Traded Funds (Cost $2,786,134)	3,249,663

Total Investments — 100.1% (Cost $6,815,184)		8,085,241
Net Other Assets (Liabilities) — (0.1)%		(8,418)

NET ASSETS — 100.0%		$8,076,823

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2012 (Unaudited)

	Sterling Capital Select Equity Fund	Sterling Capital Mid Value Fund
Assets:
Investments, at cost	$177,335,122	$301,778,188
Unrealized appreciation (depreciation)	44,197,368	74,220,300

Investments, at fair value	221,532,490	375,998,488
Interest and dividends receivable	212,283	777,657
Receivable for investments sold	—	—
Receivable for capital shares issued	507,063	1,019,596
Prepaid expenses	19,682	27,124

Total Assets	222,271,518	377,822,865

Liabilities:
Call options written
(premiums received $ — , $ — , $ — , $972,455, $480,477, $ — and $ — , respectively)	—	—
Distributions payable	—	137
Payable for investments purchased	1,100,623	64,599
Payable for capital shares redeemed	4,536	473,874
Accrued expenses and other payables:
Investment advisory fees	111,114	222,122
Administration fees	18,539	31,753
Compliance service fees	203	360
Distribution (12b-1) fees	7,795	7,579
Trustee fees	3	—
Other	29,390	51,553

Total Liabilities	1,272,203	851,977

Net Assets	$220,999,315	$376,970,888

Net Assets Consist of:
Capital	$299,713,451	$345,303,097
Accumulated undistributed (distributions in excess of) net investment income	24,246	284,919
Accumulated realized gain (loss)	(122,935,750)	(42,837,428)
Net unrealized appreciation (depreciation)	44,197,368	74,220,300

Net Assets	$220,999,315	$376,970,888

Net Assets
Class A Shares	$28,572,626	$23,231,976
Class B Shares	1,874,463	2,590,675
Class C Shares	226,283	545,377
Institutional Shares	190,325,943	350,602,728
Class R Shares	—	132

Total	$220,999,315	$376,970,888

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,301,126	1,603,852
Class B Shares	153,601	188,365
Class C Shares	18,663	39,746
Institutional Shares	15,248,270	24,066,074
Class R Shares	—	9

Total	17,721,660	25,898,046

Net Asset Value
Class A Shares - redemption price per share	$12.42	$14.49

Class B Shares - offering price per share*	$12.20	$13.75

Class C Shares - offering price per share*	$12.12	$13.72

Institutional Shares	$12.48	$14.57

Class R Shares	$—	$14.43 **

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100%—Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$13.18	$15.37

*	Redemption price per share varies by length of time shares are held.
**

The Sterling Capital Mid Value Fund and Sterling Capital Small Value Fund net asset value for Class R Shares is calculated using unrounded net assets of $131.69, and $131.71 divided by the unrounded shares of 9.126, and 10.374, respectively.

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Short-Term Bond Fund	Sterling Capital Intermediate U.S. Government Fund

$81,992,052	$598,830,621	$852,706,825	$54,828,996	$160,616,878
7,205,904	142,465,345	165,453,235	583,573	7,541,327

89,197,956	741,295,966	1,018,160,060	55,412,569	168,158,205
109,933	910,307	2,192,310	474,196	890,548
—	1,434,780	—	—	—
252,107	1,476,661	5,429,000	255,794	518,898
19,274	39,000	61,247	3,871	6,842

89,579,270	745,156,714	1,025,842,617	56,146,430	169,574,493

—	1,112,000	268,800	—	—
—	—	1,191	108,783	268,460
304,861	2,514,619	2,784,838	334,786	—
72,286	735,287	1,656,841	71,719	203,853

59,103	496,633	591,605	14,228	69,900
7,394	62,162	84,620	4,756	14,575
82	673	703	69	195
2,169	136,221	208,180	1,665	4,488
—	—	97	—	—
12,552	89,694	80,567	7,550	23,595

458,447	5,147,289	5,677,442	543,556	585,066

$89,120,823	$740,009,425	$1,020,165,175	$55,602,874	$168,989,427

$90,437,864	$583,773,753	$864,849,879	$63,976,946	$172,043,320
229,966	83,611	1,592,932	(514,744)	898,612
(8,752,911)	13,826,261	(11,942,548)	(8,442,901)	(11,493,832)
7,205,904	142,325,800	165,664,912	583,573	7,541,327

$89,120,823	$740,009,425	$1,020,165,175	$55,602,874	$168,989,427

$7,533,220	$232,265,472	$314,156,679	$7,810,704	$12,058,953
559,052	16,476,460	13,650,384	—	1,232,183
117,801	87,773,707	159,978,350	29,962	945,170
80,910,618	403,134,092	531,480,288	47,762,208	154,753,121
132	359,694	899,474	—	—

$89,120,823	$740,009,425	$1,020,165,175	$55,602,874	$168,989,427

594,596	12,441,805	20,013,674	825,922	1,119,796
44,752	951,386	872,211	—	114,812
9,435	5,064,863	10,256,750	3,168	87,892
6,358,279	21,077,408	33,795,362	5,050,142	14,352,820
10	18,922	57,561	—	—

7,007,072	39,554,384	64,995,558	5,879,232	15,675,320

$12.67	$18.67	$15.70	$9.46	$10.77

$12.49	$17.32	$15.65	$—	$10.73

$12.49	$17.33	$15.60	$9.46	$10.75

$12.73	$19.13	$15.73	$9.46	$10.78

$12.70 **	$19.01	$15.63	$—	$—

5.75%	5.75%	5.75%	2.50%	2.50%

$13.44	$19.81	$16.66	$9.70	$11.05

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2012 (Unaudited)

	Sterling Capital Total Return Bond Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund
Assets:
Investments, at cost	$520,348,588	$23,875,976
Unrealized appreciation (depreciation)	15,277,431	1,563,119

Investments, at fair value	535,626,019	25,439,095
Cash	4,543	—
Interest and dividends receivable	3,397,684	252,295
Receivable for investments sold	2,327,553	—
Receivable for capital shares issued	2,077,651	—
Prepaid expenses	18,488	1,606

Total Assets	543,451,938	25,692,996

Liabilities:
Distributions payable	777,765	39,829
Payable for investments purchased	25,574,957	1,616,720
Payable for capital shares redeemed	340,727	18,714
Accrued expenses and other payables:
Investment advisory fees	160,651	9,085
Administration fees	43,487	2,009
Compliance service fees	433	22
Distribution (12b-1) fees	15,997	2,011
Other	51,088	4,585

Total Liabilities	26,965,105	1,692,975

Net Assets	$516,486,833	$24,000,021

Net Assets Consist of:
Capital	$502,030,057	$22,351,169
Accumulated undistributed (distributions in excess of) net investment income	(911,854)	3,248
Accumulated realized gain	91,199	82,485
Net unrealized appreciation (depreciation)	15,277,431	1,563,119

Net Assets	$516,486,833	$24,000,021

Net Assets
Class A Shares	$42,942,358	$9,582,782
Class B Shares	3,435,879	—
Class C Shares	4,985,553	988
Institutional Shares	465,117,364	14,416,251
Class R Shares	5,679	—

Total	$516,486,833	$24,000,021

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	3,941,487	877,558
Class B Shares	315,053	—
Class C Shares	456,938	91
Institutional Shares	42,666,489	1,322,308
Class R Shares	523	—

Total	47,380,490	2,199,957

Net Asset Value
Class A Shares - redemption price per share	$10.89	$10.92

Class B Shares - offering price per share*	$10.91	$—

Class C Shares - offering price per share*	$10.91	$10.92	**

Institutional Shares	$10.90	$10.90

Class R Shares	$10.86	$—

Maximum Sales Charge - Class A Shares	5.75%	2.50%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.55	$11.20

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Kentucky Intermediate Tax-Free Fund net asset value for Class C Shares is calculated using unrounded net assets of $987.98 divided by the unrounded shares of 90.509.

See accompanying notes to the financial statements.

Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$39,718,861	$232,773,812	$66,060,699	$123,581,840	$104,783,442
2,199,446	13,462,646	2,905,926	8,315,113	5,715,675

41,918,307	246,236,458	68,966,625	131,896,953	110,499,117
—	—	—	—	—
388,128	3,016,956	694,996	1,298,229	1,547,171
—	—	—	—	—
281,000	403,420	49,507	305,020	337,986
4,304	5,796	3,313	5,677	7,509

42,591,739	249,662,630	69,714,441	133,505,879	112,391,783

47,142	387,391	80,378	192,758	201,685
543,335	11,498,378	4,634,885	—	—
3,022	311,019	709	94,623	127,429

15,420	90,088	24,573	50,090	42,614
3,420	20,035	5,456	11,151	9,467
36	218	55	121	109
2,443	12,912	4,242	10,467	7,854
6,709	26,963	8,014	14,748	13,868

621,527	12,347,004	4,758,312	373,958	403,026

$41,970,212	$237,315,626	$64,956,129	$133,131,921	$111,988,757

$39,491,086	$222,791,504	$61,640,299	$124,248,933	$105,641,421
1,766	74,656	6,741	42,817	(28,617)
277,914	986,820	403,163	525,058	660,278
2,199,446	13,462,646	2,905,926	8,315,113	5,715,675

$41,970,212	$237,315,626	$64,956,129	$133,131,921	$111,988,757

$9,980,981	$58,307,172	$19,805,036	$44,794,890	$37,144,717
—	—	—	—	—
853,047	1,018,539	98,537	1,793,454	53,740
31,136,184	177,989,915	45,052,556	86,543,577	74,790,300
—	—	—	—	—

$41,970,212	$237,315,626	$64,956,129	$133,131,921	$111,988,757

883,577	5,262,769	1,787,589	3,675,387	3,620,794
—	—	—	—	—
75,494	92,007	8,899	147,190	5,241
2,752,240	16,066,696	4,093,456	7,102,769	7,282,830
—	—	—	—	—

3,711,311	21,421,472	5,889,944	10,925,346	10,908,865

$11.30	$11.08	$11.08	$12.19	$10.26

$—	$—	$—	$—	$—

$11.30	$11.07	$11.07	$12.18	$10.25

$11.31	$11.08	$11.01	$12.18	$10.27

$—	$—	$—	$—	$—

2.50%	2.50%	2.50%	2.50%	2.50%

$11.59	$11.36	$11.36	$12.50	$10.52

Sterling Capital Funds
Statements of Assets and Liabilities
March 31, 2012 (Unaudited)

	Sterling Capital National Tax-Free Money Market Fund	Sterling Capital Prime Money Market Fund
Assets:
Investments:
Investments-unaffiliated, at cost	$158,104,548	$380,940,748
Investments-affiliated, at cost	—	—

Total investments, at cost	158,104,548	380,940,748
Net unrealized appreciation (depreciation)	—	—

Investments, at value	158,104,548	380,940,748
Repurchase agreements, at cost	—	82,513,000
Cash	—	—
Interest and dividends receivable-unaffiliated	162,488	484,460
Interest and dividends receivable-affiliated	—	—
Receivable for capital shares issued	—	2,966
Receivable from Investment Advisor	8,162	8,047
Prepaid and other expenses	8,478	19,384

Total Assets	158,283,676	463,968,605

Liabilities:
Distributions payable	1,323	2,168
Payable for capital shares redeemed	—	45,021
Accrued expenses and other payables:
Investment advisory fees	—	—
Administration fees	13,147	39,649
Audit fees	5,533	17,389
Compliance service fees	152	563
Distribution (12b-1) fees	—	1
Printing fees	4,649	6,059
Transfer agent fees	5,848	33,944
Other	—	—

Total Liabilities	30,652	144,794

Net Assets	$158,253,024	$463,823,811

Net Assets Consist of:
Capital	$158,251,735	$463,838,312
Accumulated undistributed (distributions in excess of) net investment income	1,289	2,202
Accumulated realized gain (loss)	—	(16,703)
Net unrealized appreciation (depreciation)	—	—

Net Assets	$158,253,024	$463,823,811

Net Assets
Class A Shares	$157,560	$149,886,522
Class B Shares	—	791,088
Class C Shares	1,000	425,652
Institutional Shares	158,094,464	312,720,549

Total	$158,253,024	$463,823,811

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	157,541	149,889,581
Class B Shares	—	791,864
Class C Shares	1,000	425,659
Institutional Shares	158,096,222	312,746,985

Total	158,254,763	463,854,089

Net Asset Value
Class A Shares - redemption price per share	$1.00	$1.00

Class B Shares - offering price per share*	$—	$1.00

Class C Shares - offering price per share*	$1.00	$1.00

Institutional Shares	$1.00	$1.00

Maximum Sales Charge - Class A Shares	N/A	N/A

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$1.00	$1.00

*	Redemption price per share varies by length of time shares are held.
**	The Sterling Capital Strategic Allocation Equity Fund net asset value for Class I Shares is calculated using unrounded net assets of $13,416.76 divided by the unrounded shares of 1629.391.

See accompanying notes to the financial statements.

Sterling Capital U.S. Treasury Money Market Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund	Sterling Capital Strategic Allocation Equity Fund

$140,016,745	$4,042,416	$11,459,924	$10,263,118	$3,490,946
—	12,339,677	18,937,701	11,362,326	3,324,238

140,016,745	16,382,093	30,397,625	21,625,444	6,815,184
—	2,409,616	5,397,587	4,408,172	1,270,057

140,016,745	18,791,709	35,795,212	26,033,616	8,085,241
108,840,748	—	—	—	—
10	—	—	—	—
122,008	—	—	—	—
—	31,238	37,664	14,834	1
4	7,858	18,561	100	—
36,900	—	—	—	—
17,321	3,905	5,688	3,801	3,983

249,033,736	18,834,710	35,857,125	26,052,351	8,089,225

879	5,498	863	313	—
1,607	50,425	26,579	23,580	4,767

—	3,960	7,584	5,469	1,721
21,522	—	—	—	—
8,683	661	1,218	857	272
261	16	36	26	9
2	4,267	11,827	8,785	3,341
4,180	1,887	2,765	2,451	1,759
16,303	655	1,990	1,598	533
—	—	407	274	—

53,437	67,369	53,269	43,353	12,402

$248,980,299	$18,767,341	$35,803,856	$26,008,998	$8,076,823

$248,978,247	$25,650,122	$45,589,292	$37,913,308	$17,816,047
2,052	(13,251)	(16,882)	(8,276)	(9,601)
—	(9,279,146)	(15,166,141)	(16,304,206)	(10,999,680)
—	2,409,616	5,397,587	4,408,172	1,270,057

$248,980,299	$18,767,341	$35,803,856	$26,008,998	$8,076,823

$116,384,017	$12,898,415	$28,607,745	$19,652,597	$5,641,034
589,025	1,583,032	6,222,076	5,106,687	2,386,216
106,065	198,788	436,071	272,883	36,156
131,901,192	4,087,106	537,964	976,831	13,417

$248,980,299	$18,767,341	$35,803,856	$26,008,998	$8,076,823

116,383,840	1,354,251	3,167,970	2,336,270	692,924
589,084	165,879	703,601	622,552	307,871
106,061	20,958	49,121	33,335	4,679
131,900,576	424,809	59,224	115,886	1,629

248,979,561	1,965,897	3,979,916	3,108,043	1,007,103

$1.00	$9.52	$9.03	$8.41	$8.14

$1.00	$9.54	$8.84	$8.20	$7.75

$1.00	$9.49	$8.88	$8.19	$7.73

$1.00	$9.62	$9.08	$8.43	$8.23 **

N/A	5.75%	5.75%	5.75%	5.75%

$1.00	$10.10	$9.58	$8.92	$8.64

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2012 (Unaudited)

	Sterling Capital Select Equity Fund	Sterling Capital Mid Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	2,266,098	3,642,600
Foreign tax withholding	(11,765)	(59,365)
Other income	183	744

Total investment income	2,254,516	3,583,979

Expenses:
Investment advisory fees (See Note 5)	743,042	1,285,913
Administration fees (See Note 5)	104,149	180,305
Distribution fees - Class A Shares	56,303	26,421
Distribution fees - Class B Shares	9,934	13,637
Distribution fees - Class C Shares	1,033	2,432
Distribution fees - Class R Shares	—	—
Compliance service fees (See Note 5)	1,195	2,081
Trustee fees	8,162	14,240
Audit fees	11,121	19,212
Custodian fees	5,737	9,021
Fund accounting fees (See Note 5)	10,233	17,707
Interest expense (See Note 7)	—	—
Legal fees	12,974	22,679
Printing fees	11,807	19,677
Transfer agent fees (See Note 5)	47,614	90,938
Other	30,148	43,594

Total expenses before waivers	1,053,452	1,747,857

Less expenses waived by the Investment Advisor (See Note 5)	(129,064)	(46,406)
Less expenses waived by the Distributor (See Note 5)	(22,380)	—

Net expenses	902,008	1,701,451

Net investment income	1,352,508	1,882,528

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(618,843)*	3,453,716
Written options	—	—
Change in unrealized appreciation/depreciation on:
Investments	46,431,205	81,032,220
Written options	—	—

Total realized and unrealized gain	45,812,362	84,485,936

Change in net assets from operations	$47,164,870	$86,368,464

*	Includes litigation proceeds of $65,628.

See accompanying notes to the financial statements.

Sterling Capital Small Value Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Short-Term Bond Fund	Sterling Capital Intermediate U.S. Government Fund

$—	$—	$—	$784,011	$2,418,896
688,697	4,470,696	12,398,675	46,114	191
(5,415)	(98,960)	(293,001)	—	—
2,034	3,833	1,748	—	260

685,316	4,375,569	12,107,422	830,125	2,419,347

354,660	2,740,069	3,063,869	94,362	476,903
41,721	348,775	445,519	29,354	86,654
14,289	445,397	548,872	16,118	29,026
2,929	85,076	66,839	—	6,897
514	401,871	655,461	18	3,907
—	833	1,738	—	—
479	4,006	4,923	355	1,024
3,255	27,322	33,340	2,428	7,002
4,394	36,304	44,326	3,134	9,203
2,236	16,456	17,879	1,738	4,620
4,099	34,251	43,770	2,883	8,513
1	—	—	—	—
5,211	43,457	53,810	3,809	11,014
6,411	38,971	44,918	4,183	9,695
21,597	193,481	224,052	13,910	41,981
26,464	58,669	62,479	12,166	17,892

488,260	4,474,938	5,311,795	184,458	714,331

(26,707)	—	—	(7,875)	(68,296)
(5,617)	(175,787)	(212,251)	(6,469)	(11,794)

455,936	4,299,151	5,099,544	170,114	634,241

229,380	76,418	7,007,878	660,011	1,785,106

741,142	15,001,879	17,579,460	80,420	2,672,393
—	2,252,171	171,866	—	—

18,938,477	132,972,980	122,018,992	958,472	(2,342,348)
—	(1,966,350)	151,318	—	—

19,679,619	148,260,680	139,921,636	1,038,892	330,045

$19,908,999	$148,337,098	$146,929,514	$1,698,903	$2,115,151

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2012 (Unaudited)

	Sterling Capital Total Return Bond Fund	Sterling Capital Kentucky Intermediate Tax-Free Fund
Investment Income:
Interest income	$8,504,281	$398,464
Dividend income	212,469	100
Income from securities lending	1,411	—

Total investment income	8,718,161	398,564

Expenses:
Investment advisory fees (See Note 5)	1,199,264	51,531
Administration fees (See Note 5)	235,688	11,675
Distribution fees - Class A Shares	82,761	18,983
Distribution fees - Class B Shares	18,503	—
Distribution fees - Class C Shares	22,512	2
Distribution fees - Class R Shares	15	—
Compliance service fees (See Note 5)	2,669	135
Trustee fees	18,234	920
Audit fees	24,071	1,216
Custodian fees	10,776	671
Fund accounting fees (See Note 5)	23,150	1,145
Legal fees	29,085	1,455
Printing fees	22,819	2,311
Transfer agent fees (See Note 5)	97,700	5,108
Other	39,337	7,269

Total expenses before waivers	1,826,584	102,421

Less expenses waived by the Investment Advisor (See Note 5)	(178,815)	(3,781)
Less expenses waived by the Distributor (See Note 5)	(32,831)	(7,542)

Net expenses	1,614,938	91,098

Net investment income	7,103,223	307,466

Realized and Unrealized Gain:
Net realized gain from investments	1,184,230	79,824
Change in unrealized appreciation/depreciation on investments	5,169,821	208,943

Total realized and unrealized gain	6,354,051	288,767

Change in net assets from operations	$13,457,274	$596,233

See accompanying notes to the financial statements.

Sterling Capital Maryland Intermediate Tax-Free Fund	Sterling Capital North Carolina Intermediate Tax-Free Fund	Sterling Capital South Carolina Intermediate Tax-Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund

$572,743	$3,788,244	$953,605	$2,036,936	$2,031,009
956	275	247	230	325
—	—	—	—	—

573,699	3,788,519	953,852	2,037,166	2,031,334

81,165	501,845	133,084	279,919	244,413
18,355	113,553	30,073	63,378	55,316
19,633	110,935	36,720	87,394	43,818
—	—	—	—	—
335	876	64	1,359	32
—	—	—	—	—
209	1,306	343	729	642
1,440	8,919	2,338	4,963	4,379
1,903	11,654	3,050	6,498	5,732
977	5,258	1,420	2,977	2,676
1,804	11,152	2,957	6,221	5,431
2,257	14,057	3,692	7,835	6,893
2,940	11,598	3,965	7,020	6,300
8,257	49,044	12,464	26,764	23,625
11,142	20,871	13,637	15,633	16,534

150,417	861,068	243,807	510,690	415,791

(5,834)	—	—	—	—
(7,807)	(43,765)	(14,335)	(34,622)	—

136,776	817,303	229,472	476,068	415,791

436,923	2,971,216	724,380	1,561,098	1,615,543

293,482	1,125,685	506,509	1,070,637	606,511
79,151	1,341,834	356,855	294,156	872,462

372,633	2,467,519	863,364	1,364,793	1,478,973

$809,556	$5,438,735	$1,587,744	$2,925,891	$3,094,516

Sterling Capital Funds
Statements of Operations
For the Six Months Ended March 31, 2012 (Unaudited)

	Sterling Capital National Tax-Free Money Market Fund	Sterling Capital Prime Money Market Fund
Investment Income:
Interest income	$118,969	$553,566
Dividend income - unaffiliated	53	2
Dividend income - affiliated	—	—
Other income	—	—

Total investment income	119,022	553,568

Expenses:
Investment advisory fees (See Note 5)	193,721	1,001,988
Administration fees (See Note 5)	78,933	255,385
Distribution fees - Class A Shares	437	405,023
Distribution fees - Class B Shares	—	4,983
Distribution fees - Class C Shares	2	2,594
Compliance service fees (See Note 5)	922	3,046
Trustee fees	6,176	19,339
Audit fees	8,181	27,612
Custodian fees	3,844	13,845
Fund accounting fees (See Note 5)	7,750	25,049
Insurance	2,318	8,105
Legal fees	11,897	37,409
Printing fees	11,931	33,862
State registration fees	2,229	9,758
Transfer agent fees (See Note 5)	33,591	130,996
Other	5,775	27,603

Total expenses before waivers/reimbursements	367,707	2,006,597

Less expenses waived/reimbursed by the Investment Advisor (See Note 5)	(256,072)	(1,066,167)
Less expenses waived by the Distributor (See Note 5)	(439)	(412,600)

Net expenses	111,196	527,830

Net investment income	7,826	25,738

Realized and Unrealized Gain:
Net realized gain from:
Investment transactions - unaffiliated	—	3,104
Investment transactions - affiliated	—	—
Distributions from unaffiliated funds	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on investments	—	—

Total realized and unrealized gain	—	3,104

Change in net assets from operations	$7,826	$28,842

See accompanying notes to the financial statements.

Sterling Capital U.S. Treasury Money Market Fund	Sterling Capital Strategic Allocation Conservative Fund	Sterling Capital Strategic Allocation Balanced Fund	Sterling Capital Strategic Allocation Growth Fund	Sterling Capital Strategic Allocation Equity Fund

$60,821	$—	$—	$—	$—
—	47,806	126,291	104,891	35,145
—	213,570	275,052	133,536	27,304
588	—	—	—	—

61,409	261,376	401,343	238,427	62,449

511,961	22,522	43,594	31,099	9,959
130,401	—	—	—	—
318,772	24,830	56,551	37,375	10,921
2,807	8,959	32,739	27,702	13,213
445	831	2,042	1,261	155
1,530	105	207	147	48
10,482	712	1,415	1,010	327
14,060	937	1,890	1,361	440
6,803	517	1,028	785	334
12,798	901	1,744	1,244	398
4,443	250	542	395	127
16,362	1,138	2,219	1,579	508
17,418	2,165	3,328	2,853	1,778
6,839	3,975	4,877	5,078	5,026
64,365	4,706	8,827	6,383	1,930
27,643	2,434	2,882	2,655	2,244

1,147,129	74,982	163,885	120,927	47,408

(776,606)	—	—	—	—
(322,023)	(9,822)	(22,478)	(14,755)	(4,323)

48,500	65,160	141,407	106,172	43,085

12,909	196,216	259,936	132,255	19,364

—	1,709	84,535	43,873	238,934
—	5,717	112,191	56,259	60,036
—	9,044	17,945	10,848	2,988
—	265,447	323,582	142,097	19,850
—	1,261,888	3,851,313	3,568,322	1,147,184

—	1,543,805	4,389,566	3,821,399	1,468,992

$12,909	$1,740,021	$4,649,502	$3,953,654	$1,488,356

Sterling Capital Funds

    Statements of Changes in Net Assets

	Sterling Capital Select Equity Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$1,352,508	$2,540,187
Net realized gain (loss)	(618,843)	9,711,265
Change in unrealized appreciation/depreciation	46,431,205	(19,231,933)

Change in net assets from operations	47,164,870	(6,980,481)

Distributions to Class A Shareholders:
Net investment income	(157,248)	(278,699)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	(3,886)	(4,449)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	(491)	(482)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(1,226,604)	(2,246,205)
Net realized gains from investment transactions	—	—
Distributions to Class R Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	(1,388,229)	(2,529,835)

Capital Transactions:
Change in net assets from capital transactions	(8,309,539)	(22,827,529)

Change in net assets	37,467,102	(32,337,845)
Net Assets:
Beginning of period	183,532,213	215,870,058

End of period	$220,999,315	$183,532,213

Accumulated undistributed net investment income	$24,246	$59,967

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Value Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$1,882,528	$2,084,861	$229,380	$(141,422)
3,453,716	17,824,487	741,142	10,713,879
81,032,220	(38,208,279)	18,938,477	(15,856,005)

86,368,464	(18,298,931)	19,908,999	(5,283,548)

(96,939)	(83,097)	—	—
—	—	(547,332)	—

(4,766)	—	—	—
—	—	(45,967)	—

(1,012)	—	—	—
—	—	(8,215)	—

(1,857,519)	(2,065,891)	—	—
—	—	(5,945,249)	—

(1)	(1)	—	—
—	—	(9)	—

(1,960,237)	(2,148,989)	(6,546,772)	—

(27,487,620)	(2,074,023)	3,992,451	10,598,838

56,920,607	(22,521,943)	17,354,678	5,315,290

320,050,281	342,572,224	71,766,145	66,450,855

$376,970,888	$320,050,281	$89,120,823	$71,766,145

$284,919	$362,628	$229,966	$586

Sterling Capital Funds

    Statements of Changes in Net Assets (Continued)

	Sterling Capital Special Opportunities Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$76,418	$(2,246,423)
Net realized gain	17,254,050	13,214,735
Change in unrealized appreciation/depreciation	131,006,630	(46,399,921)

Change in net assets from operations	148,337,098	(35,431,609)

Distributions to Class A Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	(3,787,889)	(1,245,005)
Distributions to Class B Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	(326,596)	(143,250)
Distributions to Class C Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	(1,523,626)	(482,193)
Distributions to Institutional Class Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	(6,499,368)	(1,609,782)
Distributions to Class R Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	(5,704)	(23)

Change in net assets from shareholder distributions	(12,143,183)	(3,480,253)

Capital Transactions:
Change in net assets from capital transactions	(12,669,852)	102,072,915

Change in net assets	123,524,063	63,161,053
Net Assets:
Beginning of period	616,485,362	553,324,309

End of period	$740,009,425	$616,485,362

Accumulated undistributed (distributions in excess of) net investment income	$83,611	$7,193

See accompanying notes to the financial statements.

Sterling Capital Equity Income Fund		Sterling Capital Short-Term Bond Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$7,007,878	$11,883,096	$660,011	$1,311,920
17,751,326	6,664,899	80,420	471,941
122,170,310	(15,758,361)	958,472	(1,799,676)

146,929,514	2,789,634	1,698,903	(15,815)

(1,817,414)	(2,850,034)	(139,471)	(251,475)
—	—	—	—

(35,954)	(78,899)	—	—
—	—	—	—

(443,605)	(645,175)	(55)	—
—	—	—	—

(3,622,286)	(5,972,929)	(965,365)	(1,928,036)
—	—	—	—

(3,936)	(3,869)	—	—
—	—	—	—

(5,923,195)	(9,550,906)	(1,104,891)	(2,179,511)

154,751,101	267,797,359	(8,355,460)	(2,276,535)

295,757,420	261,036,087	(7,761,448)	(4,471,861)

724,407,755	463,371,668	63,364,322	67,836,183

$1,020,165,175	$724,407,755	$55,602,874	$63,364,322

$1,592,932	$508,249	$(514,744)	$(69,864)

Sterling Capital Funds

    Statements of Changes in Net Assets (Continued)

	Sterling Capital Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
From Investment Activities:
Operations:
Net investment income	$1,785,106	$4,696,520
Net realized gain	2,672,393	364,812
Change in unrealized appreciation/depreciation	(2,342,348)	519,239

Change in net assets from operations	2,115,151	5,580,571

Distributions to Class A Shareholders:
Net investment income	(183,558)	(388,302)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	(13,252)	(44,359)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	(7,499)	(12,479)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(2,245,769)	(5,383,635)
Net realized gains from investment transactions	—	—
Distributions to Class R Shareholders:
Net investment income	—	—
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	(2,450,078)	(5,828,775)

Capital Transactions:
Change in net assets from capital transactions	(2,108,051)	(21,876,200)

Change in net assets	(2,442,978)	(22,124,404)
Net Assets:
Beginning of period	171,432,405	193,556,809

End of period	$168,989,427	$171,432,405

Accumulated undistributed (distributions in excess of) net investment income	$898,612	$1,563,584

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund		Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$7,103,223	$15,608,318	$307,466	$667,405	$436,923	$975,080
1,184,230	14,268,158	79,824	51,975	293,482	211,605
5,169,821	(13,665,787)	208,943	(55,570)	79,151	(157,407)

13,457,274	16,210,689	596,233	663,810	809,556	1,029,278

(719,823)	(1,348,602)	(115,871)	(227,910)	(106,085)	(254,810)
(972,586)	(634,430)	(21,478)	(38,264)	(62,182)	(39,478)

(52,897)	(142,390)	—	—	—	—
(91,479)	(87,766)	—	—	—	—

(64,195)	(90,958)	(3)	—	(264)	—
(105,048)	(45,094)	—	—	—	—

(7,979,250)	(16,555,119)	(190,789)	(437,764)	(329,189)	(717,536)
(10,048,727)	(7,357,525)	(32,801)	(72,893)	(168,673)	(93,115)

(95)	(286)	—	—	—	—
(137)	(102)	—	—	—	—

(20,034,237)	(26,262,272)	(360,942)	(776,831)	(666,393)	(1,104,939)

94,714,664	16,123,293	1,278,123	(1,064,194)	7,420,715	(3,603,399)

88,137,701	6,071,710	1,513,414	(1,177,215)	7,563,878	(3,679,060)

428,349,132	422,277,422	22,486,607	23,663,822	34,406,334	38,085,394

$516,486,833	$428,349,132	$24,000,021	$22,486,607	$41,970,212	$34,406,334

$(911,854)	$801,183	$3,248	$2,445	$1,766	$381

Sterling Capital Funds

    Statements of Changes in Net Assets (Continued)

	Sterling Capital North Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
From Investment Activities:
Operations:
Net investment income	$2,971,216	$5,810,148
Net realized gain	1,125,685	1,254,011
Change in unrealized appreciation/depreciation	1,341,834	382,912

Change in net assets from operations	5,438,735	7,447,071

Distributions to Class A Shareholders:
Net investment income	(662,972)	(1,315,194)
Net realized gains from investment transactions	(333,256)	(262,531)
Distributions to Class C Shareholders:
Net investment income	(1,253)	—
Distributions to Institutional Class Shareholders:
Net investment income	(2,301,577)	(4,485,011)
Net realized gains from investment transactions	(1,073,201)	(794,016)

Change in net assets from shareholder distributions	(4,372,259)	(6,856,752)

Capital Transactions:
Change in net assets from capital transactions	23,469,378	17,781,903

Change in net assets	24,535,854	18,372,222
Net Assets:
Beginning of period	212,779,772	194,407,550

End of period	$237,315,626	$212,779,772

Accumulated undistributed (distributions in excess of) net investment income	$74,656	$69,242

See accompanying notes to the financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund		Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$724,380	$1,327,866	$1,561,098	$3,195,904	$1,615,543	$3,450,322
506,509	259,552	1,070,637	213,879	606,511	415,515
356,855	239,280	294,156	81,055	872,462	(379,139)

1,587,744	1,826,698	2,925,891	3,490,838	3,094,516	3,486,698

(202,624)	(376,076)	(494,945)	(973,747)	(488,746)	(961,280)
(108,257)	(41,431)	(248,762)	(121,044)	(138,148)	(29,936)

(82)	—	(1,667)	—	(47)	—

(518,678)	(946,666)	(1,063,225)	(2,220,233)	(1,119,081)	(2,468,656)
(255,887)	(92,871)	(488,933)	(245,955)	(296,720)	(70,247)

(1,085,528)	(1,457,044)	(2,297,532)	(3,560,979)	(2,042,742)	(3,530,119)

8,253,142	10,357,591	14,737,510	5,330,656	5,695,140	4,666,863

8,755,358	10,727,245	15,365,869	5,260,515	6,746,914	4,623,442

56,200,771	45,473,526	117,766,052	112,505,537	105,241,843	100,618,401

$64,956,129	$56,200,771	$133,131,921	$117,766,052	$111,988,757	$105,241,843

$6,741	$3,745	$42,817	$41,556	$(28,617)	$(36,286)

Sterling Capital Funds

Statements of Changes in Net Assets (Continued)

	Sterling Capital National Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
From Investment Activities:
Operations:
Net investment income	$7,826	$23,995
Net realized gain	—	166
Change in unrealized appreciation/depreciation	—	—

Change in net assets from operations	7,826	24,161

Distributions to Class A Shareholders:
Net investment income	(7)	(9)
Distributions to Class B Shareholders:
Net investment income	—	—
Distributions to Class C Shareholders:
Net investment income	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(7,819)	(23,986)

Change in net assets from shareholder distributions	(7,826)	(23,995)

Capital Transactions:
Change in net assets from capital transactions	4,460,441	(1,696,414)

Change in net assets	4,460,441	(1,696,248)
Net Assets:
Beginning of period	153,792,583	155,488,831

End of period	$158,253,024	$153,792,583

Accumulated undistributed (distributions in excess of) net investment income	$1,289	$1,289

See accompanying notes to the financial statements.

Sterling Capital Prime Money Market Fund		Sterling Capital U.S. Treasury Money Market Fund		Sterling Capital Strategic Allocation Conservative Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$25,738	$59,819	$12,909	$29,377	$196,216	$354,239
3,104	—	—	—	281,917	238,248
—	—	—	—	1,261,888	(799,965)

28,842	59,819	12,909	29,377	1,740,021	(207,478)

(8,310)	(17,002)	(6,426)	(13,291)	(144,155)	(263,358)

(45)	(117)	(23)	(56)	(13,240)	(51,279)

(24)	(51)	(3)	(7)	(1,482)	(3,330)

(17,359)	(42,650)	(6,457)	(16,023)	(51,555)	(138,193)

(25,738)	(59,820)	(12,909)	(29,377)	(210,432)	(456,160)

(29,701,529)	(77,250,419)	686,781	(97,117,179)	630,673	2,713,470

(29,698,425)	(77,250,420)	686,781	(97,117,179)	2,160,262	2,049,832

493,522,236	570,772,656	248,293,518	345,410,697	16,607,079	14,557,247

$463,823,811	$493,522,236	$248,980,299	$248,293,518	$18,767,341	$16,607,079

$2,202	$2,202	$2,052	$2,052	$(13,251)	$965

Sterling Capital Funds

    Statements of Changes in Net Assets, continued

	Sterling Capital Strategic Allocation Balanced Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
From Investment Activities:
Operations:
Net investment income	$259,936	$568,048
Net realized gain	538,253	575,798
Change in unrealized appreciation/depreciation	3,851,313	(2,118,015)

Change in net assets from operations	4,649,502	(974,169)

Distributions to Class A Shareholders:
Net investment income	(237,082)	(555,638)
Distributions to Class B Shareholders:
Net investment income	(31,556)	(117,926)
Distributions to Class C Shareholders:
Net investment income	(1,982)	(3,965)
Distributions to Institutional Class Shareholders:
Net investment income	(7,179)	(19,747)

Change in net assets from shareholder distributions	(277,799)	(697,276)

Capital Transactions:
Change in net assets from capital transactions	(1,196,930)	(2,244,133)

Change in net assets	3,174,773	(3,915,578)
Net Assets:
Beginning of period	32,629,083	36,544,661

End of period	$35,803,856	$32,629,083

Accumulated undistributed (distributions in excess of) net investment income	$(16,882)	$981

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund		Sterling Capital Strategic Allocation Equity Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$132,255	$301,971	$19,364	$55,247
253,077	317,806	321,808	84,689
3,568,322	(1,653,544)	1,147,184	(656,666)

3,953,654	(1,033,767)	1,488,356	(516,730)

(114,648)	(253,260)	(28,865)	(36,522)

(17,960)	(61,068)	—	(19,158)

(865)	(1,574)	—	(108)

(7,328)	(25,014)	(100)	(471)

(140,801)	(340,916)	(28,965)	(56,259)

(924,025)	(3,459,430)	(950,891)	(763,412)

2,888,828	(4,834,113)	508,500	(1,336,401)

23,120,170	27,954,283	7,568,323	8,904,724

$26,008,998	$23,120,170	$8,076,823	$7,568,323

$(8,276)	$270	$(9,601)	$—

Sterling Capital Funds

Statements of Changes in Net Assets, continued

	Sterling Capital Select Equity Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$544,402	$1,306,679
Distributions reinvested	154,119	273,561
Value of shares redeemed.	(2,809,894)	(4,558,635)

Change in net assets from Class A Share transactions	(2,111,373)	(2,978,395)
Class B Shares:
Proceeds from shares issued	12,497	—
Distributions reinvested	3,873	4,426
Value of shares redeemed	(514,268)	(1,183,282)

Change in net assets from Class B Share transactions	(497,898)	(1,178,856)
Class C Shares:
Proceeds from shares issued	21,148	446,921
Distributions reinvested	476	468
Value of shares redeemed	(16,702)	(350,213)

Change in net assets from Class C Share transactions	4,922	97,176
Institutional Shares:
Proceeds from shares issued	8,156,373	13,216,687
Distributions reinvested	1,136,054	2,052,268
Value of shares redeemed	(14,997,617)	(34,036,409)

Change in net assets from Institutional Share transactions	(5,705,190)	(18,767,454)
Class R Shares:
Distributions reinvested	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(8,309,539)	$(22,827,529)

Share Transactions:
Class A Shares:
Issued	47,333	113,406
Reinvested	13,397	23,879
Redeemed	(245,609)	(394,692)

Change in Class A Shares	(184,879)	(257,407)
Class B Shares:
Issued	1,107	—
Reinvested	354	383
Redeemed	(45,471)	(104,881)

Change in Class B Shares	(44,010)	(104,498)
Class C Shares:
Issued	1,901	37,539
Reinvested	43	40
Redeemed	(1,436)	(30,092)

Change in Class C Shares	508	7,487
Institutional Shares:
Issued	698,878	1,143,237
Reinvested	97,853	178,555
Redeemed	(1,316,554)	(2,944,639)

Change in Institutional Shares	(519,823)	(1,622,847)
Class R Shares:
Reinvested	—	—

Change in Class R Shares	—	—

Change in Shares	(748,204)	(1,977,265)

(a)	Fractional share.

See accompanying notes to the financial statements.

Sterling Capital Mid Value Fund		Sterling Capital Small Value Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$2,168,051	$4,129,954	$489,978	$2,453,868
94,804	82,160	503,947	—
(2,014,962)	(3,815,899)	(743,278)	(1,230,919)

247,893	396,215	250,647	1,222,949

16,822	17,386	14,194	3,747
4,639	—	44,497	—
(691,886)	(1,156,345)	(166,571)	(400,005)

(670,425)	(1,138,959)	(107,880)	(396,258)

47,451	142,570	16,668	41,541
930	—	8,011	—
(14,063)	(158,574)	(3,223)	(9,583)

34,318	(16,004)	21,456	31,958

25,212,462	79,874,150	10,317,179	31,667,164
1,505,239	1,632,364	5,393,756	—
(53,817,107)	(82,821,790)	(11,882,717)	(21,926,975)

(27,099,406)	(1,315,276)	3,828,218	9,740,189

—	1	10	—

—	1	10	—

$(27,487,620)	$(2,074,023)	$3,992,451	$10,598,838

163,721	299,913	41,224	184,213
7,184	6,200	46,065	—
(152,215)	(284,646)	(62,685)	(95,928)

18,690	21,467	24,604	88,285

1,349	1,337	1,295	294
379	—	4,116	—
(54,415)	(89,801)	(14,074)	(30,375)

(52,687)	(88,464)	(8,663)	(30,081)

3,837	10,736	1,406	3,284
76	—	741	—
(1,041)	(11,760)	(290)	(793)

2,872	(1,024)	1,857	2,491

1,882,408	5,827,023	853,100	2,363,110
112,691	123,183	491,235	—
(4,091,330)	(6,098,326)	(988,216)	(1,729,664)

(2,096,231)	(148,120)	356,119	633,446

—	— (a)	—	—

—	—	—	—

(2,127,356)	(216,141)	373,917	694,141

Sterling Capital Funds

Statements of Changes in Net Assets, continued

	Sterling Capital Special Opportunities Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$16,284,664	$42,547,882
Distributions reinvested	3,597,304	1,162,491
Value of shares redeemed	(27,922,037)	(39,778,101)

Change in net assets from Class A Share transactions	(8,040,069)	3,932,272
Class B Shares:
Proceeds from shares issued	93,912	101,183
Distributions reinvested	320,071	140,106
Value of shares redeemed	(3,898,329)	(5,676,023)

Change in net assets from Class B Share transactions	(3,484,346)	(5,434,734)
Class C Shares:
Proceeds from shares issued	5,110,098	17,883,379
Distributions reinvested	1,443,667	454,558
Value of shares redeemed	(5,915,981)	(15,855,849)

Change in net assets from Class C Share transactions	637,784	2,482,088
Institutional Shares:
Proceeds from shares issued	40,277,585	160,836,610
Distributions reinvested	5,285,666	1,199,576
Value of shares redeemed	(47,350,940)	(61,286,798)

Change in net assets from Institutional Share transactions	(1,787,689)	100,749,388
Class R Shares:
Proceeds from shares issued	—	343,900
Distributions reinvested	5,633	1
Value of shares redeemed	(1,165)	—

Change in net assets from Class R Share transactions	4,468	343,901

Change in net assets from capital transactions	$(12,669,852)	$102,072,915

Share Transactions:
Class A Shares:
Issued	937,029	2,440,066
Reinvested	220,965	67,982
Redeemed	(1,643,608)	(2,300,350)

Change in Class A Shares	(485,614)	207,698
Class B Shares:
Issued	5,740	6,102
Reinvested	21,155	8,735
Redeemed	(241,634)	(353,788)

Change in Class B Shares	(214,739)	(338,951)
Class C Shares:
Issued	310,752	1,085,144
Reinvested	95,354	28,321
Redeemed	(370,748)	(974,809)

Change in Class C Shares	35,358	138,656
Institutional Shares:
Issued	2,262,433	8,923,269
Reinvested	317,267	68,743
Redeemed	(2,719,744)	(3,452,570)

Change in Institutional Shares	(140,044)	5,539,442
Class R Shares:
Issued	—	18,575
Reinvested	340	— (a)
Redeemed	—	—

Change in Class R Shares	340	18,575

Change in Shares	(804,699)	5,565,420

(a)	Fractional share.

See accompanying notes to the financial statements.

Sterling Capital Equity Income Fund		Sterling Capital Short-Term Bond Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$88,595,210	$115,268,295	$304,847	$1,086,414
1,548,403	2,481,187	127,521	232,528
(33,522,973)	(45,007,593)	(387,920)	(1,116,100)

56,620,640	72,741,889	44,448	202,842

351,372	368,399	—	—
34,718	76,343	—	—
(1,276,334)	(2,436,376)	—	—

(890,244)	(1,991,634)	—	—

40,415,966	46,746,433	29,946	—
397,553	572,163	55	—
(5,879,016)	(11,762,809)	—	—

34,934,503	35,555,787	30,001	—

124,253,527	212,268,199	7,647,467	28,008,022
2,784,838	4,494,951	242,443	430,631
(63,134,369)	(55,927,133)	(16,319,819)	(30,918,030)

63,903,996	160,836,017	(8,429,909)	(2,479,377)

266,535	663,854	—	—
1,462	1,250	—	—
(85,791)	(9,804)	—	—

182,206	655,300	—	—

$154,751,101	$267,797,359	$(8,355,460)	$(2,276,535)

5,956,982	8,227,767	32,432	113,570
101,613	176,768	13,538	24,408
(2,242,761)	(3,187,795)	(41,331)	(117,223)

3,815,834	5,216,740	4,639	20,755

24,092	26,424	—	—
2,290	5,442	—	—
(86,152)	(173,173)	—	—

(59,770)	(141,307)	—	—

2,718,076	3,353,006	3,162	—
26,226	41,054	6	—
(398,854)	(842,642)	—	—

2,345,448	2,551,418	3,168	—

8,292,933	15,129,888	812,468	2,933,323
182,354	319,591	25,740	45,186
(4,264,074)	(3,967,552)	(1,738,437)	(3,236,851)

4,211,213	11,481,927	(900,229)	(258,342)

17,601	46,439	—	—
96	91	—	—
(5,964)	(710)	—	—

11,733	45,820	—	—

10,324,458	19,154,598	(892,422)	(237,587)

Sterling Capital Funds

Statements of Changes in Net Assets, continued

	Sterling Capital Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,768,625	$2,482,590
Distributions reinvested	170,191	359,049
Value of shares redeemed	(3,204,145)	(3,683,848)

Change in net assets from Class A Share transactions	(1,265,329)	(842,209)
Class B Shares:
Proceeds from shares issued	6,325	17,699
Distributions reinvested	12,472	42,321
Value of shares redeemed	(400,366)	(1,110,225)

Change in net assets from Class B Share transactions	(381,569)	(1,050,205)
Class C Shares:
Proceeds from shares issued	309,036	319,702
Distributions reinvested	7,133	11,574
Value of shares redeemed	(27,910)	(206,958)

Change in net assets from Class C Share transactions	288,259	124,318
Institutional Shares:
Proceeds from shares issued	31,388,106	58,098,418
Distributions reinvested	645,732	1,578,337
Value of shares redeemed	(32,783,250)	(79,784,859)

Change in net assets from Institutional Share transactions	(749,412)	(20,108,104)
Class R Shares:
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(2,108,051)	$(21,876,200)

Share Transactions:
Class A Shares:
Issued	164,491	232,957
Reinvested	15,769	33,842
Redeemed	(297,345)	(347,581)

Change in Class A Shares	(117,085)	(80,782)
Class B Shares:
Issued	588	1,689
Reinvested	1,160	4,003
Redeemed	(37,308)	(105,154)

Change in Class B Shares	(35,560)	(99,462)
Class C Shares:
Issued	28,724	29,809
Reinvested	662	1,093
Redeemed	(2,592)	(19,501)

Change in Class C Shares	26,794	11,401
Institutional Shares:
Issued	2,905,650	5,481,308
Reinvested	59,754	148,560
Redeemed	(3,037,392)	(7,485,145)

Change in Institutional Shares	(71,988)	(1,855,277)
Class R Shares:
Reinvested	—	—
Redeemed	—	—

Change in Class R Shares	—	—

Change in Shares	(197,839)	(2,024,120)

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond Fund		Sterling Capital Kentucky Intermediate Tax-Free Fund		Sterling Capital Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$9,426,961	$13,937,015	$852,846	$1,876,423	$1,403,965	$1,808,094
1,569,186	1,835,147	82,211	171,746	136,971	231,522
(4,771,471)	(9,185,657)	(177,632)	(1,670,955)	(836,372)	(4,494,655)

6,224,676	6,586,505	757,425	377,214	704,564	(2,455,039)

188,405	357,115	—	—	—	—
139,080	218,289	—	—	—	—
(616,019)	(1,444,031)	—	—	—	—

(288,534)	(868,627)	—	—	—	—

1,565,505	3,835,293	1,000	—	854,889	—
144,329	119,566	3	—	234	—
(888,775)	(1,818,325)	—	—	—	—

821,059	2,136,534	1,003	—	855,123	—

119,248,473	109,416,093	1,866,679	4,358,758	8,349,801	7,505,892
8,823,214	11,133,580	1,906	6,361	89,037	120,550
(40,114,457)	(112,244,050)	(1,348,890)	(5,806,527)	(2,577,810)	(8,774,802)

87,957,230	8,305,623	519,695	(1,441,408)	5,861,028	(1,148,360)

233	312	—	—	—	—
—	(37,054)	—	—	—	—

233	(36,742)	—	—	—	—

$94,714,664	$16,123,293	$1,278,123	$(1,064,194)	$7,420,715	$(3,603,399)

860,940	1,263,511	78,119	177,324	123,801	163,416
144,425	167,607	7,536	16,266	12,143	21,099
(435,847)	(837,917)	(16,363)	(159,252)	(74,282)	(412,346)

569,518	593,201	69,292	34,338	61,662	(227,831)

17,240	32,399	—	—	—	—
12,796	19,926	—	—	—	—
(56,270)	(131,192)	—	—	—	—

(26,234)	(78,867)	—	—	—	—

142,984	348,171	90	—	75,473	—
13,271	10,908	1	—	21	—
(80,861)	(166,194)	—	—	—	—

75,394	192,885	91	—	75,494	—

10,885,205	9,958,709	171,192	412,636	735,761	684,151
811,320	1,016,189	175	606	7,880	10,959
(3,664,620)	(10,222,066)	(124,587)	(551,092)	(229,148)	(802,833)

8,031,905	752,832	46,780	(137,850)	514,493	(107,723)

22	29	—	—	—	—
—	(3,265)	—	—	—	—

22	(3,236)	—	—	—	—

8,650,605	1,456,815	116,163	(103,512)	651,649	(335,554)

Sterling Capital Funds

Statements of Changes in Net Assets, continued

	Sterling Capital North Carolina Intermediate Tax-Free Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$8,544,260	$12,062,122
Distributions reinvested	744,768	1,188,282
Value of shares redeemed	(2,509,936)	(8,573,729)

Change in net assets from Class A Share transactions	6,779,092	4,676,675
Class C Shares:
Proceeds from shares issued	1,026,671	—
Distributions reinvested	1,191	—
Value of shares redeemed	—	—

Change in net assets from Class C Share transactions	1,027,862	—
Institutional Shares:
Proceeds from shares issued	31,192,576	47,005,341
Distributions reinvested	360,788	491,929
Value of shares redeemed	(15,890,940)	(34,392,042)

Change in net assets from Institutional Share transactions	15,662,424	13,105,228

Change in net assets from capital transactions	$23,469,378	$17,781,903

Share Transactions:
Class A Shares:
Issued	767,862	1,116,654
Reinvested	67,241	110,459
Redeemed	(227,514)	(800,395)

Change in Class A Shares	607,589	426,718
Class C Shares:
Issued	91,900	—
Reinvested	107	—
Redeemed	—	—

Change in Class C Shares	92,007	—
Institutional Shares:
Issued	2,812,185	4,371,583
Reinvested	32,577	45,654
Redeemed	(1,435,139)	(3,189,003)

Change in Institutional Shares	1,409,623	1,228,234

Change in Shares	2,109,219	1,654,952

See accompanying notes to the financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund		Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$3,566,959	$2,674,952	$6,405,047	$10,660,614	$5,724,584	$4,499,294
268,668	359,482	561,319	758,929	449,684	678,285
(520,138)	(2,067,448)	(1,625,612)	(7,412,557)	(2,159,748)	(2,202,987)

3,315,489	966,986	5,340,754	4,006,986	4,014,520	2,974,592

99,000	—	1,803,857	—	54,000	—
78	—	1,460	—	3	—
—	—	(46)	—	—	—

99,078	—	1,805,271	—	54,003	—

9,356,804	20,486,170	12,585,131	17,707,604	7,649,793	15,908,089
94,620	121,414	108,336	141,565	89,870	67,531
(4,612,849)	(11,216,979)	(5,101,982)	(16,525,499)	(6,113,046)	(14,283,349)

4,838,575	9,390,605	7,591,485	1,323,670	1,626,617	1,692,271

$8,253,142	$10,357,591	$14,737,510	$5,330,656	$5,695,140	$4,666,863

320,697	249,169	526,431	891,130	560,205	447,037
24,327	33,574	46,110	63,950	43,919	68,136
(46,735)	(192,377)	(133,655)	(624,449)	(211,234)	(221,995)

298,289	90,366	438,886	330,631	392,890	293,178

8,892	—	147,074	—	5,241	—
7	—	120	—	—	—
—	—	(4)	—	—	—

8,899	—	147,190	—	5,241	—

851,119	1,927,693	1,031,673	1,497,093	748,129	1,596,926
8,614	11,408	8,898	11,930	8,790	6,790
(424,122)	(1,061,112)	(418,407)	(1,389,740)	(598,525)	(1,427,151)

435,611	877,989	622,164	119,283	158,394	176,565

742,799	968,355	1,208,240	449,914	556,525	469,743

Sterling Capital Funds

Statements of Changes in Net Assets, continued

	Sterling Capital National Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$112,615	$275,877
Distributions reinvested	7	9
Value of shares redeemed	(137,728)	(197,213)

Change in net assets from Class A Share transactions	(25,106)	78,673
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class B Share transactions	—	—
Class C Shares:
Proceeds from shares issued	1,000	—
Distributions reinvested	—	—
Value of shares redeemed	—	—

Change in net assets from Class C Share transactions	1,000	—
Institutional Shares:
Proceeds from shares issued	120,552,031	219,407,698
Distributions reinvested	100	382
Value of shares redeemed	(116,067,584)	(221,183,167)

Change in net assets from Institutional Share transactions	4,484,547	(1,775,087)

Change in net assets from capital transactions	$4,460,441	$(1,696,414)

Share Transactions:
Class A Shares:
Issued	112,615	275,877
Reinvested	7	9
Redeemed	(137,728)	(197,214)

Change in Class A Shares	(25,106)	78,672
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	—

Change in Class B Shares	—	—
Class C Shares:
Issued	1,000	—
Reinvested	—	—
Redeemed	—	—

Change in Class C Shares	1,000	—
Institutional Shares:
Issued	120,552,031	219,407,698
Reinvested	100	382
Redeemed	(116,067,584)	(221,183,167)

Change in Institutional Shares	4,484,547	(1,775,087)

Change in Shares	4,460,441	(1,696,415)

See accompanying notes to the financial statements.

Sterling Capital Prime Money Market Fund		Sterling Capital U.S. Treasury Money Market Fund		Sterling Capital Strategic Allocation Conservative Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$96,767,371	$162,282,865	$118,641,486	$121,360,013	$1,944,437	$5,015,386
8,004	16,754	5,904	13,021	132,123	255,171
(110,274,279)	(171,557,820)	(131,676,798)	(128,165,069)	(879,310)	(1,326,128)

(13,498,904)	(9,258,201)	(13,029,408)	(6,792,035)	1,197,250	3,944,429

204,568	392,192	277,818	607,992	13,440	116,290
42	111	22	54	13,209	51,132
(568,244)	(731,298)	(321,095)	(647,253)	(410,840)	(708,751)

(363,634)	(338,995)	(43,255)	(39,207)	(384,191)	(541,329)

182,902	831,428	37,062	25,090	38,670	59,041
23	49	3	7	1,482	3,330
(422,552)	(645,650)	(7,294)	(43,171)	(7,310)	(29,965)

(239,627)	185,827	29,771	(18,074)	32,842	32,406

408,228,386	1,072,199,722	144,873,464	494,334,835	139,849	546,674
3,602	8,746	1,598	3,677	50,739	136,657
(423,831,352)	(1,140,047,518)	(131,145,389)	(584,606,375)	(405,816)	(1,405,367)

(15,599,364)	(67,839,050)	13,729,673	(90,267,863)	(215,228)	(722,036)

$(29,701,529)	$(77,250,419)	$686,781	$(97,117,179)	$630,673	$2,713,470

96,767,371	162,282,865	118,641,486	121,360,013	211,888	539,236
8,004	16,754	5,904	13,021	14,324	27,653
(110,274,278)	(171,557,820)	(131,676,798)	(128,165,069)	(94,557)	(142,259)

(13,498,903)	(9,258,201)	(13,029,408)	(6,792,035)	131,655	424,630

204,568	392,192	277,819	607,992	1,472	12,441
42	111	22	54	1,437	5,510
(568,244)	(731,298)	(321,095)	(647,253)	(44,026)	(75,930)

(363,634)	(338,995)	(43,254)	(39,207)	(41,117)	(57,979)

182,902	831,428	37,062	25,090	4,146	6,319
23	49	3	7	161	361
(422,552)	(645,650)	(7,294)	(43,171)	(798)	(3,243)

(239,627)	185,827	29,771	(18,074)	3,509	3,437

408,228,386	1,072,199,721	144,873,465	494,334,835	14,922	57,633
3,602	8,746	1,598	3,677	5,444	14,639
(423,831,352)	(1,140,047,518)	(131,145,389)	(584,606,375)	(43,352)	(149,029)

(15,599,364)	(67,839,051)	13,729,674	(90,267,863)	(22,986)	(76,757)

(29,701,528)	(77,250,420)	686,783	(97,117,179)	71,061	293,331

Sterling Capital Funds

Statements of Changes in Net Assets, continued

	Sterling Capital Strategic Allocation Balanced Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,663,450	$5,474,152
Distributions reinvested	234,977	547,144
Value of shares redeemed	(1,925,965)	(4,747,071)

Change in net assets from Class A Share transactions	(27,538)	1,274,225
Class B Shares:
Proceeds from shares issued	133,521	65,635
Distributions reinvested	31,488	117,632
Value of shares redeemed	(1,343,289)	(3,204,333)

Change in net assets from Class B Share transactions	(1,178,280)	(3,021,066)
Class C Shares:
Proceeds from shares issued	70,947	251,737
Distributions reinvested	1,985	3,965
Value of shares redeemed	(54,421)	(36,473)

Change in net assets from Class C Share transactions	18,511	219,229
Institutional Shares:
Proceeds from shares issued	364,405	60,466
Distributions reinvested	6,683	18,878
Value of shares redeemed	(380,711)	(795,865)

Change in net assets from Institutional Share transactions	(9,623)	(716,521)

Change in net assets from capital transactions	$(1,196,930)	$(2,244,133)

Share Transactions:
Class A Shares:
Issued	191,137	614,538
Reinvested	27,343	61,998
Redeemed	(222,463)	(533,320)

Change in Class A Shares	(3,983)	143,216
Class B Shares:
Issued	15,659	7,494
Reinvested	3,785	13,526
Redeemed	(158,050)	(368,043)

Change in Class B Shares	(138,606)	(347,023)
Class C Shares:
Issued	8,238	28,265
Reinvested	237	454
Redeemed	(6,331)	(4,221)

Change in Class C Shares	2,144	24,498
Institutional Shares:
Issued	43,383	6,819
Reinvested	777	2,122
Redeemed	(44,305)	(88,142)

Change in Institutional Shares	(145)	(79,201)

Change in Shares	(140,590)	(258,510)

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Growth Fund		Sterling Capital Strategic Allocation Equity Fund
For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Year Ended September 30, 2011

$1,459,383	$2,696,346	$653,492	$820,780
113,864	251,872	28,741	35,113
(918,522)	(3,428,291)	(803,229)	(805,733)

654,725	(480,073)	(120,996)	50,160

1,908	20,188	6,531	—
17,760	60,176	—	19,135
(1,300,365)	(2,615,756)	(787,548)	(845,936)

(1,280,697)	(2,535,392)	(781,017)	(826,801)

34,168	89,637	5,500	11,433
865	1,574	—	108
(26,261)	(1,180)	(45)	—

8,772	90,031	5,455	11,541

75,633	148,178	—	11,472
7,089	24,796	—	471
(389,547)	(706,970)	(54,333)	(10,255)

(306,825)	(533,996)	(54,333)	1,688

$(924,025)	$(3,459,430)	$(950,891)	$(763,412)

180,175	325,991	85,336	103,391
14,508	30,497	3,910	4,401
(114,568)	(420,945)	(105,079)	(101,438)

80,115	(64,457)	(15,833)	6,354

247	2,439	907	—
2,356	7,404	—	2,512
(165,807)	(325,308)	(107,827)	(112,033)

(163,204)	(315,465)	(106,920)	(109,521)

4,395	11,183	770	1,518
115	194	—	14
(3,344)	(151)	(7)	—

1,166	11,226	763	1,532

9,642	18,216	—	1,661
898	3,003	—	58
(50,832)	(83,810)	(7,760)	(1,316)

(40,292)	(62,591)	(7,760)	403

(122,215)	(431,287)	(129,750)	(101,232)

Sterling Capital Funds

    Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2012 (Unaudited)	$9.90	0.06	2.53	2.59	(0.07)	—	—	(0.07)
Year Ended September 30, 2011	$10.52	0.11	(0.62)	(0.51)	(0.11)	—	—	(0.11)
Year Ended September 30, 2010	$10.08	0.10	0.45	0.55	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$11.31	0.11	(1.22)	(1.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$19.13	0.15	(5.14)	(4.99)	(0.10)	(2.73)	—	(2.83)
Year Ended September 30, 2007	$20.33	0.24	2.14	2.38	(0.23)	(3.35)	—	(3.58)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.37	0.06	3.12	3.18	(0.06)	—	—	(0.06)
Year Ended September 30, 2011	$12.08	0.04	(0.70)	(0.66)	(0.05)	—	—	(0.05)
Year Ended September 30, 2010	$10.81	0.04	1.27	1.31	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$10.50	0.02	0.31	0.33	(0.02)	—	—	(0.02)
Year Ended September 30, 2008	$14.93	0.02	(3.07)	(3.05)	(0.02)	(1.36)	—	(1.38)
Year Ended September 30, 2007	$13.49	0.04	2.13	2.17	(0.04)	(0.69)	—	(0.73)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.79	0.02	2.84	2.86	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.19	(0.05)	(0.35)	(0.40)	—	—	—	—
February 1, 2010 to September 30, 2010(d)	$10.55	0.04	0.63	0.67	(0.03)	—	—	(0.03)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2012 (Unaudited)	$15.25	— (f)	3.73	3.73	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$15.93	(0.06)	(0.52)	(0.58)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.66	(0.06)	1.33	1.27	—	—	—	—
Year Ended September 30, 2009	$15.34	— (f)	— (f)	— (f)	— (f)	(0.57)	(0.11)	(0.68)
Year Ended September 30, 2008	$18.29	(0.08)	(2.12)	(2.20)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.43	(0.01)	3.47	3.46	—	(1.60)	—	(1.60)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2012 (Unaudited)	$13.25	0.12	2.43	2.55	(0.10)	—	—	(0.10)
Year Ended September 30, 2011	$13.05	0.25	0.14 (g)	0.39	(0.19)	—	—	(0.19)
Year Ended September 30, 2010	$11.43	0.30	1.56	1.86	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$12.35	0.30	(0.99)	(0.69)	(0.20)	(0.03)	—	(0.23)
Year Ended September 30, 2008	$15.03	0.43	(2.21)	(1.78)	(0.32)	(0.58)	—	(0.90)
Year Ended September 30, 2007	$13.36	0.36	2.31	2.67	(0.32)	(0.68)	—	(1.00)
Sterling Capital Short-Term Bond Fund
Six Months Ended March 31, 2012 (Unaudited)	$9.36	0.10	0.17	0.27	(0.17)	—	—	(0.17)
Year Ended September 30, 2011	$9.68	0.17	(0.19)	(0.02)	(0.30)	—	—	(0.30)
Year Ended September 30, 2010	$9.66	0.16	0.10	0.26	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$9.54	0.24	0.19	0.43	(0.31)	—	—	(0.31)
Year Ended September 30, 2008	$9.52	0.33	0.07	0.40	(0.38)	—	—	(0.38)
Year Ended September 30, 2007	$9.48	0.36	0.07	0.43	(0.39)	—	—	(0.39)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.01%.

(f)	Amount is less than $0.005.

(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$12.42	26.18%		$28,573	1.09%	1.12%	1.38%	38.48%
$9.90	(5.01)%		$24,603	1.08%	0.93%	1.47%	66.29%
$10.52	5.47%		$28,849	1.09%	0.98%	1.48%	119.85%
$10.08	(9.67)%		$29,290	1.06%	1.25%	1.45%	92.97%
$11.31	(29.46)%		$36,066	1.14%	1.05%	1.43%	38.43%
$19.13	12.55%		$58,771	1.16%	1.25%	1.47%	68.60%

$14.49	28.02%		$23,232	1.19%	0.85%	1.21%	4.96%
$11.37	(5.51)%		$18,017	1.18%	0.32%	1.22%	38.30%
$12.08	12.09%		$18,890	1.20%	0.33%	1.30%	45.02%
$10.81	3.24%		$10,717	1.21%	0.19%	1.26%	46.83%
$10.50	(22.00)%		$28,068	1.14%	0.17%	1.18%	65.74%
$14.93	16.48%		$16,811	1.16%	0.27%	1.20%	58.59%

$12.67	27.98%		$7,533	1.33%	0.34%	1.56%	19.62%
$10.79	(3.57)%		$6,152	1.33%	(0.39)%	1.69%	63.02%
$11.19	6.39	%(e)	$5,389	1.40%	0.49%	1.91%	95.89%

$18.67	24.73%		$232,265	1.28%	(0.01)%	1.45%	10.02%
$15.25	(3.72)%		$197,138	1.28%	(0.35)%	1.53%	31.51%
$15.93	8.66%		$202,670	1.29%	(0.38)%	1.55%	25.65%
$14.66	1.74%		$175,319	1.28%	0.02%	1.54%	45.22%
$15.34	(12.61)%		$123,249	1.24%	(0.48)%	1.49%	25.80%
$18.29	22.24%		$124,136	1.28%	(0.04)%	1.53%	49.43%

$15.70	19.24%		$314,157	1.17%	1.60%	1.33%	10.06%
$13.25	2.93%		$214,622	1.18%	1.80%	1.43%	16.64%
$13.05	16.42%		$143,283	1.19%	2.43%	1.45%	21.63%
$11.43	(5.33)%		$99,480	1.18%	2.93%	1.45%	37.13%
$12.35	(12.47)%		$98,584	1.14%	3.09%	1.39%	30.01%
$15.03	20.83%		$97,491	1.19%	2.53%	1.44%	37.85%

$9.46	2.91%		$7,811	0.81%	2.07%	1.00%	44.00%
$9.36	(0.20)%		$7,684	0.85%	1.81%	1.20%	120.09%
$9.68	2.75%		$7,747	0.95%	1.66%	1.36%	55.50%
$9.66	4.57%		$4,909	0.98%	2.44%	1.38%	89.57%
$9.54	4.23%		$4,680	0.90%	3.42%	1.30%	48.20%
$9.52	4.67%		$3,978	0.91%	3.77%	1.31%	44.10%

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.79	0.10	0.02	0.12	(0.14)	—	(0.14)
Year Ended September 30, 2011	$10.80	0.24	0.06	0.30	(0.31)	—	(0.31)
Year Ended September 30, 2010	$10.56	0.29	0.27	0.56	(0.32)	—	(0.32)
Year Ended September 30, 2009	$10.03	0.33	0.55	0.88	(0.35)	—	(0.35)
Year Ended September 30, 2008	$9.93	0.41	0.11	0.52	(0.42)	—	(0.42)
Year Ended September 30, 2007	$9.89	0.42	0.04	0.46	(0.42)	—	(0.42)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.05	0.16	0.15	0.31	(0.20)	(0.27)	(0.47)
Year Ended September 30, 2011	$11.32	0.38	0.01	0.39	(0.45)	(0.21)	(0.66)
Year Ended September 30, 2010	$10.78	0.43	0.61	1.04	(0.49)	(0.01)	(0.50)
Year Ended September 30, 2009	$9.88	0.45	0.90	1.35	(0.45)	—	(0.45)
Year Ended September 30, 2008	$10.12	0.43	(0.21)	0.22	(0.46)	—	(0.46)
Year Ended September 30, 2007	$10.12	0.44	0.01	0.45	(0.45)	—	(0.45)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.80	0.14	0.15	0.29	(0.14)	(0.03)	(0.17)
Year Ended September 30, 2011	$10.83	0.29	0.02 (d)	0.31	(0.29)	(0.05)	(0.34)
Year Ended September 30, 2010	$10.68	0.29	0.25	0.54	(0.29)	(0.10)	(0.39)
Year Ended September 30, 2009	$9.88	0.33	0.89	1.22	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2008	$10.06	0.32	(0.18)	0.14	(0.32)	—	(0.32)
Year Ended September 30, 2007	$10.12	0.32	(0.06)	0.26	(0.32)	—	(0.32)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.23	0.13	0.15	0.28	(0.13)	(0.08)	(0.21)
Year Ended September 30, 2011	$11.21	0.28	0.06	0.34	(0.28)	(0.04)	(0.32)
Year Ended September 30, 2010	$10.97	0.28	0.24	0.52	(0.28)	— (e)	(0.28)
Year Ended September 30, 2009	$10.04	0.30	1.01	1.31	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2008	$10.15	0.31	(0.11)	0.20	(0.31)	—	(0.31)
Year Ended September 30, 2007	$10.12	0.31	0.03	0.34	(0.31)	—	(0.31)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.02	0.14	0.13	0.27	(0.14)	(0.07)	(0.21)
Year Ended September 30, 2011	$11.01	0.29	0.07	0.36	(0.29)	(0.06)	(0.35)
Year Ended September 30, 2010	$10.87	0.30	0.20	0.50	(0.30)	(0.06)	(0.36)
Year Ended September 30, 2009	$10.09	0.33	0.88	1.21	(0.33)	(0.10)	(0.43)
Year Ended September 30, 2008	$10.33	0.35	(0.20)	0.15	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2007	$10.38	0.35	(0.04)	0.31	(0.35)	(0.01)	(0.36)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.97	0.13	0.18	0.31	(0.13)	(0.07)	(0.20)
Year Ended September 30, 2011	$10.93	0.26	0.07	0.33	(0.26)	(0.03)	(0.29)
Year Ended September 30, 2010	$10.68	0.30	0.25	0.55	(0.30)	—	(0.30)
Year Ended September 30, 2009	$9.95	0.33	0.90	1.23	(0.33)	(0.17)	(0.50)
Year Ended September 30, 2008	$10.28	0.34	(0.24)	0.10	(0.34)	(0.09)	(0.43)
Year Ended September 30, 2007	$10.35	0.34	(0.05)	0.29	(0.35)	(0.01)	(0.36)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$12.12	0.14	0.14	0.28	(0.14)	(0.07)	(0.21)
Year Ended September 30, 2011	$12.14	0.31	0.02	0.33	(0.31)	(0.04)	(0.35)
Year Ended September 30, 2010	$12.07	0.33	0.18	0.51	(0.33)	(0.11)	(0.44)
Year Ended September 30, 2009	$11.11	0.36	1.05	1.41	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2008	$11.32	0.37	(0.16)	0.21	(0.37)	(0.05)	(0.42)
Year Ended September 30, 2007	$11.39	0.38	(0.04)	0.34	(0.39)	(0.02)	(0.41)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.16	0.14	0.14	0.28	(0.14)	(0.04)	(0.18)
Year Ended September 30, 2011	$10.17	0.32	—	0.32	(0.32)	(0.01)	(0.33)
Year Ended September 30, 2010	$10.04	0.33	0.15	0.48	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2009	$9.36	0.33	0.69	1.02	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2008	$9.71	0.33	(0.33)	—	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2007	$9.79	0.35	(0.05)	0.30	(0.35)	(0.03)	(0.38)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.77	1.15%	$12,059	0.96%	1.89%	1.22%	32.79%
$10.79	2.86%	$13,344	0.96%	2.30%	1.33%	83.62%
$10.80	5.38%	$14,235	0.96%	2.76%	1.34%	83.92%
$10.56	8.90%	$12,865	0.95%	3.14%	1.32%	47.13%
$10.03	5.30%	$9,654	0.92%	4.08%	1.29%	116.07%
$9.93	4.78%	$9,050	0.93%	4.27%	1.30%	85.83%

$10.89	2.87%	$42,942	0.91%	2.87%	1.15%	43.09%
$11.05	3.68%	$37,274	0.95%	3.47%	1.32%	131.87%
$11.32	10.00%	$31,465	0.96%	3.90%	1.34%	122.94%
$10.78	13.89%	$15,760	0.96%	4.38%	1.33%	122.26%
$9.88	2.06%	$8,700	0.91%	4.24%	1.28%	190.15%
$10.12	4.51%	$8,403	0.93%	4.37%	1.30%	222.24%

$10.92	2.64%	$9,583	0.95%	2.54%	1.14%	10.63%
$10.80	3.00%	$8,729	0.93%	2.76%	1.28%	15.73%
$10.83	5.25%	$8,380	0.94%	2.76%	1.40%	20.68%
$10.68	12.71%	$6,999	0.92%	3.18%	1.37%	33.56%
$9.88	1.34%	$5,510	0.89%	3.13%	1.34%	54.22%
$10.06	2.66%	$4,630	0.90%	3.19%	1.35%	69.73%

$11.30	2.44%	$9,981	0.94%	2.25%	1.14%	13.19%
$11.23	3.09%	$9,232	0.92%	2.52%	1.28%	21.89%
$11.21	4.81%	$11,763	0.94%	2.52%	1.40%	12.26%
$10.97	13.44%	$8,273	0.90%	2.84%	1.38%	37.11%
$10.04	1.84%	$4,389	0.79%	3.01%	1.34%	108.13%
$10.15	3.38%	$2,429	0.84%	3.05%	1.39%	136.09%

$11.08	2.44%	$58,307	0.92%	2.47%	1.08%	11.99%
$11.02	3.35%	$51,294	0.92%	2.67%	1.22%	15.15%
$11.01	4.79%	$46,560	0.93%	2.79%	1.34%	19.19%
$10.87	12.35%	$29,765	0.92%	3.17%	1.32%	38.42%
$10.09	1.42%	$20,971	0.89%	3.34%	1.29%	82.02%
$10.33	3.07%	$19,668	0.91%	3.40%	1.31%	106.16%

$11.08	2.80%	$19,805	0.95%	2.27%	1.11%	20.03%
$10.97	3.11%	$16,338	0.96%	2.43%	1.26%	25.83%
$10.93	5.25%	$15,290	0.98%	2.81%	1.39%	14.60%
$10.68	12.78%	$11,255	0.98%	3.18%	1.38%	42.06%
$9.95	0.94%	$7,481	0.96%	3.28%	1.36%	127.76%
$10.28	2.91%	$3,769	0.93%	3.34%	1.35%	68.69%

$12.19	2.38%	$44,795	0.93%	2.35%	1.09%	14.49%
$12.12	2.85%	$39,231	0.93%	2.64%	1.23%	15.33%
$12.14	4.39%	$35,284	0.94%	2.79%	1.35%	9.54%
$12.07	13.11%	$20,230	0.92%	3.05%	1.32%	35.90%
$11.11	1.79%	$9,683	0.89%	3.25%	1.29%	53.28%
$11.32	3.05%	$8,802	0.91%	3.39%	1.31%	85.36%

$10.26	2.81%	$37,145	0.93%	2.80%	0.93%	12.80%
$10.16	3.22%	$32,791	0.94%	3.19%	0.94%	23.34%
$10.17	4.87%	$29,858	0.94%	3.33%	0.95%	6.60%
$10.04	11.14%	$19,518	0.93%	3.45%	0.93%	24.19%
$9.36	(0.08)%	$16,138	0.91%	3.41%	0.91%	39.13%
$9.71	3.12%	$16,897	0.91%	3.61%	0.91%	49.60%

Sterling Capital Funds

Financial Highlights, Class A Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities						Distributions

	Net Asset Value, Beginning of Period	Net investment income(a)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities		Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital National Tax-Free Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2011	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$ 1.00	0.01		—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.02		—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.03		—		0.03		(0.03)	—	(0.03)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2011	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$ 1.00	0.01		—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.03		—	(d)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2007	$ 1.00	0.04		—		0.04		(0.04)	—	(0.04)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2011	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$ 1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$ 1.00	—	(d)	—		—	(d)	— (d)	—	— (d)
Year Ended September 30, 2008	$ 1.00	0.02		—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.04		—		0.04		(0.04)	—	(0.04)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$ 8.74	0.10		0.79		0.89		(0.11)	—	(0.11)
Year Ended September 30, 2011	$ 9.06	0.22		(0.26)		(0.04)		(0.28)	—	(0.28)
Year Ended September 30, 2010	$ 8.50	0.26		0.57		0.83		(0.27)	—	(0.27)
Year Ended September 30, 2009	$ 8.43	0.23		0.21		0.44		(0.23)	(0.14)	(0.37)
Year Ended September 30, 2008	$10.53	0.26		(1.24)		(0.98)		(0.39)	(0.73)	(1.12)
Year Ended September 30, 2007	$ 9.96	0.34		0.53		0.87		(0.30)	—	(0.30)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$ 7.95	0.07		1.08		1.15		(0.07)	—	(0.07)
Year Ended September 30, 2011	$ 8.39	0.15		(0.41)		(0.26)		(0.18)	—	(0.18)
Year Ended September 30, 2010	$ 7.79	0.18		0.60		0.78		(0.18)	—	(0.18)
Year Ended September 30, 2009	$ 7.77	0.16		0.02		0.18		(0.16)	—	(0.16)
Year Ended September 30, 2008	$10.94	0.17		(1.86)		(1.69)		(0.35)	(1.13)	(1.48)
Year Ended September 30, 2007	$10.22	0.29		0.87		1.16		(0.22)	(0.22)	(0.44)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$ 7.20	0.05		1.21		1.26		(0.05)	—	(0.05)
Year Ended September 30, 2011	$ 7.69	0.10		(0.48)		(0.38)		(0.11)	—	(0.11)
Year Ended September 30, 2010	$ 7.11	0.13		0.58		0.71		(0.13)	—	(0.13)
Year Ended September 30, 2009	$ 7.33	0.12		(0.22)		(0.10)		(0.12)	—	(0.12)
Year Ended September 30, 2008	$11.13	0.11		(2.21)		(2.10)		(0.33)	(1.37)	(1.70)
Year Ended September 30, 2007	$10.23	0.25		1.08		1.33		(0.16)	(0.27)	(0.43)
Sterling Capital Strategic Allocation Equity Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$ 6.78	0.03		1.37		1.40		(0.04)	—	(0.04)
Year Ended September 30, 2011	$ 7.33	0.07		(0.57)		(0.50)		(0.05)	—	(0.05)
Year Ended September 30, 2010	$ 6.77	0.10		0.56		0.66		(0.10)	—	(0.10)
Year Ended September 30, 2009	$ 7.41	0.07		(0.65)		(0.58)		(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.26	0.04		(2.76)		(2.72)		(0.32)	(1.81)	(2.13)
Year Ended September 30, 2007	$11.57	0.21		1.43		1.64		(0.10)	(0.85)	(0.95)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$1.00	0.01%	$158	0.14%	0.01%	0.97%	—
$1.00	0.01%	$183	0.33%	0.01%	0.97%	—
$1.00	0.01%	$104	0.42%	0.01%	0.99%	—
$1.00	0.80%	$50	0.69%	0.67%	0.99%	—
$1.00	2.11%	$4	0.66%	2.48%	0.96%	—
$1.00	3.08%	$526	0.66%	3.06%	0.97%	—

$1.00	0.01%	$149,887	0.21%	0.01%	1.14%	—
$1.00	0.01%	$163,384	0.26%	0.01%	1.13%	—
$1.00	0.05%	$172,643	0.34%	0.05%	1.13%	—
$1.00	0.53%	$270,852	0.96%	0.78%	1.16%	—
$1.00	2.86%	$763,152	0.96%	2.79%	1.08%	—
$1.00	4.51%	$745,381	0.98%	4.42%	1.10%	—

$1.00	0.01%	$116,384	0.04%	0.01%	1.14%	—
$1.00	0.01%	$129,413	0.09%	0.01%	1.14%	—
$1.00	0.07%	$136,205	0.15%	0.07%	1.13%	—
$1.00	0.03%	$168,094	0.33%	0.03%	1.13%	—
$1.00	1.75%	$485,031	0.93%	1.72%	1.08%	—
$1.00	4.20%	$310,413	0.97%	4.07%	1.11%	—

$9.52	10.22%	$12,898	0.70%	2.20%	0.86%	6.02%
$8.74	(0.55)%	$10,689	0.64%	2.34%	0.97%	8.36%
$9.06	9.93%	$7,230	0.46%	3.01%	0.97%	33.33%
$8.50	5.95%	$5,929	0.43%	2.95%	0.93%	21.56%
$8.43	(10.33)%	$7,573	0.35%	2.72%	0.85%	39.99%
$10.53	8.86%	$9,781	0.35%	3.28%	0.91%	29.58%

$9.03	14.58%	$28,608	0.67%	1.63%	0.83%	15.10%
$7.95	(3.29)%	$25,227	0.58%	1.68%	0.91%	9.96%
$8.39	10.18%	$25,419	0.41%	2.27%	0.92%	47.76%
$7.79	2.67%	$24,426	0.38%	2.36%	0.88%	22.46%
$7.77	(17.44)%	$27,775	0.35%	1.82%	0.85%	63.63%
$10.94	11.48%	$38,081	0.36%	2.68%	0.92%	40.05%

$8.41	17.55%	$19,653	0.69%	1.23%	0.85%	17.86%
$7.20	(5.10)%	$16,246	0.59%	1.26%	0.93%	9.06%
$7.69	10.13%	$17,838	0.42%	1.81%	0.93%	57.35%
$7.11	(1.25)%	$16,609	0.39%	1.89%	0.89%	24.08%
$7.33	(21.65)%	$18,321	0.35%	1.23%	0.85%	77.54%
$11.13	13.19%	$26,189	0.36%	2.33%	0.93%	44.48%

$8.14	20.74%	$5,641	0.83%	0.76%	0.99%	26.82%
$6.78	(6.91)%	$4,806	0.71%	0.87%	1.05%	10.72%
$7.33	9.90%	$5,148	0.50%	1.41%	1.06%	66.32%
$6.77	(7.60)%	$4,810	0.46%	1.23%	0.97%	20.24%
$7.41	(26.23)%	$5,680	0.38%	0.44%	0.88%	67.40%
$12.26	14.79%	$9,384	0.37%	1.77%	0.93%	48.80%

Sterling Capital Funds

Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2012 (Unaudited)	$9.73	0.02	2.47	2.49	(0.02)	—	—	(0.02)
Year Ended September 30, 2011	$10.33	0.02	(0.60)	(0.58)	(0.02)	—	—	(0.02)
Year Ended September 30, 2010	$9.90	0.02	0.44	0.46	(0.03)	—	—	(0.03)
Year Ended September 30, 2009	$11.11	0.05	(1.21)	(1.16)	(0.05)	—	—	(0.05)
Year Ended September 30, 2008	$18.90	0.04	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.15	0.09	2.12	2.21	(0.11)	(3.35)	—	(3.46)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.80	— (d)	2.97	2.97	(0.02)	—	—	(0.02)
Year Ended September 30, 2011	$11.52	(0.06)	(0.66)	(0.72)	—	—	—	—
Year Ended September 30, 2010	$10.35	(0.05)	1.22	1.17	— (d)	—	—	— (d)
Year Ended September 30, 2009	$10.14	(0.05)	0.27	0.22	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)	(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)	2.08	2.01	— (d)	(0.69)	—	(0.69)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.69	(0.02)	2.80	2.78	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)	(0.33)	(0.48)	—	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	(0.02)	0.64	0.62	—	—	—	—
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2012 (Unaudited)	$14.22	(0.06)	3.47	3.41	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$14.97	(0.18)	(0.47)	(0.65)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)	1.24	1.08	—	—	—	—
Year Ended September 30, 2009	$14.65	(0.05)	(0.05)	(0.10)	— (d)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.63	(0.21)	(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.00	(0.13)	3.36	3.23	—	(1.60)	—	(1.60)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2012 (Unaudited)	$13.21	0.06	2.42	2.48	(0.04)	—	—	(0.04)
Year Ended September 30, 2011	$13.01	0.14	0.14 (g)	0.28	(0.08)	—	—	(0.08)
Year Ended September 30, 2010	$11.39	0.20	1.57	1.77	(0.15)	—	—	(0.15)
Year Ended September 30, 2009	$12.31	0.22	(0.98)	(0.76)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.99	0.32	(2.20)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.33	0.25	2.31	2.56	(0.22)	(0.68)	—	(0.90)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.75	0.06	0.02	0.08	(0.10)	—	—	(0.10)
Year Ended September 30, 2011	$10.77	0.17	0.04	0.21	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$10.52	0.21	0.28	0.49	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.00	0.25	0.54	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	0.10	0.44	(0.34)	—	—	(0.34)
Year Ended September 30, 2007	$9.86	0.35	0.04	0.39	(0.35)	—	—	(0.35)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.50%.

(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$12.20	25.64%		$1,874	1.84%	0.37%	1.96%	38.48%
$9.73	(5.67)%		$1,922	1.83%	0.18%	1.97%	66.29%
$10.33	4.64%		$3,121	1.83%	0.17%	1.98%	119.85%
$9.90	(10.31)%		$4,501	1.82%	0.54%	1.96%	92.97%
$11.11	(29.98)%		$7,866	1.89%	0.28%	1.93%	38.43%
$18.90	11.67%		$17,796	1.91%	0.50%	1.97%	68.60%

$13.75	27.55%		$2,591	1.94%	0.05%	1.96%	4.96%
$10.80	(6.25)%		$2,604	1.93%	(0.45)%	1.97%	38.30%
$11.52	11.32%		$3,796	1.94%	(0.48)%	2.05%	45.02%
$10.35	2.17%		$3,454	1.96%	(0.60)%	2.01%	46.83%
$10.14	(22.60)%		$4,136	1.89%	(0.58)%	1.93%	65.74%
$14.55	15.58%		$6,112	1.91%	(0.48)%	1.95%	58.59%

$12.49	27.47%		$559	2.08%	(0.42)%	2.15%	19.62%
$10.69	(4.30)%		$571	2.08%	(1.15)%	2.19%	63.02%
$11.17	5.88	%(f)	$932	2.15%	(0.28)%	2.41%	95.89%

$17.32	24.27%		$16,476	2.03%	(0.78)%	2.03%	10.02%
$14.22	(4.43)%		$16,582	2.03%	(1.10)%	2.03%	31.51%
$14.97	7.78%		$22,538	2.04%	(1.13)%	2.05%	25.65%
$13.89	1.04%		$24,068	2.03%	(0.39)%	2.04%	45.22%
$14.65	(13.28)%		$26,347	1.99%	(1.22)%	1.99%	25.80%
$17.63	21.33%		$29,931	2.03%	(0.79)%	2.03%	49.43%

$15.65	18.79%		$13,650	1.92%	0.83%	1.92%	10.06%
$13.21	2.13%		$12,314	1.93%	1.02%	1.93%	16.64%
$13.01	15.59%		$13,959	1.94%	1.67%	1.94%	21.63%
$11.39	(6.05)%		$13,567	1.93%	2.18%	1.95%	37.13%
$12.31	(13.14)%		$15,176	1.89%	2.35%	1.89%	30.01%
$14.99	19.97%		$14,796	1.94%	1.78%	1.94%	37.85%

$10.73	0.77%		$1,232	1.71%	1.16%	1.80%	32.79%
$10.75	1.99%		$1,617	1.71%	1.58%	1.83%	83.62%
$10.77	4.71%		$2,690	1.71%	1.99%	1.84%	83.92%
$10.52	8.01%		$3,256	1.70%	2.42%	1.82%	47.13%
$10.00	4.52%		$3,070	1.67%	3.34%	1.79%	116.07%
$9.90	4.01%		$3,006	1.68%	3.52%	1.80%	85.83%

Sterling Capital Funds

Financial Highlights, Class B Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.06	0.12		0.16	0.28	(0.16)	(0.27)	(0.43)
Year Ended September 30, 2011	$11.33	0.30		0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.78	0.35		0.62	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37		0.89	1.26	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.13	0.36		(0.22)	0.14	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37		—	0.37	(0.37)	—	(0.37)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2011	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.02		— (d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2011	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(d)	— (d)	— (d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(d)	—	— (d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.01		— (d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04		—	0.04	(0.04)	—	(0.04)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$8.76	0.07		0.78	0.85	(0.07)	—	(0.07)
Year Ended September 30, 2011	$9.07	0.15		(0.25)	(0.10)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.50	0.20		0.57	0.77	(0.20)	—	(0.20)
Year Ended September 30, 2009	$8.43	0.17		0.21	0.38	(0.17)	(0.14)	(0.31)
Year Ended September 30, 2008	$10.54	0.19		(1.25)	(1.06)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.96	0.27		0.54	0.81	(0.23)	—	(0.23)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$7.79	0.04		1.05	1.09	(0.04)	—	(0.04)
Year Ended September 30, 2011	$8.22	0.08		(0.40)	(0.32)	(0.11)	—	(0.11)
Year Ended September 30, 2010	$7.63	0.12		0.59	0.71	(0.12)	—	(0.12)
Year Ended September 30, 2009	$7.62	0.11		0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.75	0.10		(1.81)	(1.71)	(0.29)	(1.13)	(1.42)
Year Ended September 30, 2007	$10.05	0.21		0.85	1.06	(0.14)	(0.22)	(0.36)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$7.03	0.02		1.18	1.20	(0.03)	—	(0.03)
Year Ended September 30, 2011	$7.51	0.04		(0.46)	(0.42)	(0.06)	—	(0.06)
Year Ended September 30, 2010	$6.95	0.08		0.56	0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07		(0.22)	(0.15)	(0.07)	—	(0.07)
Year Ended September 30, 2008	$10.92	0.04		(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18		1.04	1.22	(0.08)	(0.27)	(0.35)
Sterling Capital Strategic Allocation Equity Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$6.44	—	(d)	1.31	1.31	—	—	—
Year Ended September 30, 2011	$7.01	0.01		(0.54)	(0.53)	(0.04)	—	(0.04)
Year Ended September 30, 2010	$6.45	0.04		0.55	0.59	(0.03)	—	(0.03)
Year Ended September 30, 2009	$7.09	0.03		(0.62)	(0.59)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.86	(0.03)		(2.65)	(2.68)	(0.28)	(1.81)	(2.09)
Year Ended September 30, 2007	$11.26	0.12		1.38	1.50	(0.05)	(0.85)	(0.90)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.91	2.58%	$3,436	1.66%	2.15%	1.74%	43.09%
$11.06	2.91%	$3,776	1.70%	2.74%	1.82%	131.87%
$11.33	9.18%	$4,762	1.71%	3.21%	1.83%	122.94%
$10.78	13.03%	$5,362	1.71%	3.62%	1.83%	122.26%
$9.89	1.31%	$4,951	1.66%	3.49%	1.78%	190.15%
$10.13	3.73%	$4,992	1.68%	3.62%	1.80%	222.24%

$1.00	0.01%	$791	0.21%	0.01%	1.64%	—
$1.00	0.01%	$1,155	0.26%	0.01%	1.63%	—
$1.00	0.05%	$1,494	0.34%	0.05%	1.63%	—
$1.00	0.34%	$1,901	1.13%	0.33%	1.66%	—
$1.00	2.35%	$1,767	1.46%	2.26%	1.58%	—
$1.00	4.01%	$1,629	1.48%	3.92%	1.60%	—

$1.00	0.01%	$589	0.04%	0.01%	1.65%	—
$1.00	0.01%	$632	0.09%	0.01%	1.64%	—
$1.00	0.07%	$671	0.15%	0.06%	1.64%	—
$1.00	0.03%	$935	0.28%	0.02%	1.64%	—
$1.00	1.28%	$597	1.38%	1.14%	1.58%	—
$1.00	3.72%	$301	1.46%	3.64%	1.60%	—

$9.54	9.75%	$1,583	1.45%	1.43%	1.45%	6.02%
$8.76	(1.24)%	$1,813	1.37%	1.61%	1.47%	8.36%
$9.07	9.15%	$2,403	1.21%	2.25%	1.47%	33.33%
$8.50	5.15%	$3,184	1.18%	2.20%	1.43%	21.56%
$8.43	(11.09)%	$4,081	1.10%	1.98%	1.35%	39.99%
$10.54	8.17%	$4,779	1.10%	2.60%	1.41%	29.58%

$8.84	14.05%	$6,222	1.42%	0.85%	1.42%	15.10%
$7.79	(4.01)%	$6,560	1.31%	0.96%	1.41%	9.96%
$8.22	9.40%	$9,771	1.16%	1.48%	1.41%	47.76%
$7.63	1.81%	$11,734	1.13%	1.63%	1.38%	22.46%
$7.62	(17.99)%	$15,305	1.10%	1.07%	1.35%	63.63%
$10.75	10.67%	$21,791	1.11%	1.96%	1.42%	40.05%

$8.20	17.03%	$5,107	1.44%	0.45%	1.44%	17.86%
$7.03	(5.68)%	$5,521	1.33%	0.52%	1.43%	9.06%
$7.51	9.22%	$8,275	1.17%	1.05%	1.43%	57.35%
$6.95	(1.89)%	$9,973	1.15%	1.17%	1.40%	24.08%
$7.17	(22.32)%	$13,306	1.10%	0.47%	1.35%	77.54%
$10.92	12.31%	$20,286	1.11%	1.71%	1.43%	44.48%

$7.75	20.34%	$2,386	1.58%	(0.05)%	1.58%	26.82%
$6.44	(7.68)%	$2,673	1.45%	0.14%	1.54%	10.72%
$7.01	9.17%	$3,673	1.25%	0.63%	1.55%	66.32%
$6.45	(8.38)%	$4,215	1.21%	0.50%	1.47%	20.24%
$7.09	(26.69)%	$5,406	1.13%	(0.31)%	1.38%	67.40%
$11.86	13.88%	$8,535	1.12%	1.07%	1.43%	48.80%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2012 (Unaudited)	$9.67	0.02	2.46	2.48	(0.03)	—	—	(0.03)
Year Ended September 30, 2011	$10.28	0.01	(0.59)	(0.58)	(0.03)	—	—	(0.03)
Year Ended September 30, 2010	$9.85	0.02	0.45	0.47	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$11.08	0.04	(1.21)	(1.17)	(0.06)	—	—	(0.06)
Year Ended September 30, 2008	$18.87	0.04	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.11	0.09	2.13	2.22	(0.11)	(3.35)	—	(3.46)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.78	0.01	2.96	2.97	(0.03)	—	—	(0.03)
Year Ended September 30, 2011	$11.50	(0.05)	(0.67)	(0.72)	—	—	—	—
Year Ended September 30, 2010	$10.34	(0.05)	1.21	1.16	— (d)	—	—	— (d)
Year Ended September 30, 2009	$10.14	(0.05)	0.26	0.21	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)	(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)	2.08	2.01	— (d)	(0.69)	—	(0.69)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.69	(0.02)	2.80	2.78	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.17	(0.15)	(0.33)	(0.48)	—	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	(0.01)	0.64	0.63	(0.01)	—	—	(0.01)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2012 (Unaudited)	$14.23	(0.06)	3.47	3.41	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$14.98	(0.18)	(0.47)	(0.65)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$13.89	(0.16)	1.25	1.09	—	—	—	—
Year Ended September 30, 2009	$14.66	(0.06)	(0.05)	(0.11)	— (d)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.64	(0.21)	(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.01	(0.13)	3.36	3.23	—	(1.60)	—	(1.60)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2012 (Unaudited)	$13.17	0.06	2.42	2.48	(0.05)	—	—	(0.05)
Year Ended September 30, 2011	$12.98	0.15	0.13 (g)	0.28	(0.09)	—	—	(0.09)
Year Ended September 30, 2010	$11.37	0.21	1.56	1.77	(0.16)	—	—	(0.16)
Year Ended September 30, 2009	$12.30	0.22	(0.99)	(0.77)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.98	0.33	(2.21)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.32	0.26	2.30	2.56	(0.22)	(0.68)	—	(0.90)
Sterling Capital Short-Term Bond Fund
February 1, 2012 to March 31, 2012 (Unaudited)(e)	$9.45	0.02	0.03	0.05	(0.04)	—	—	(0.04)
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.77	0.06	0.02	0.08	(0.10)	—	—	(0.10)
Year Ended September 30, 2011	$10.79	0.16	0.05	0.21	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$10.53	0.21	0.29	0.50	(0.24)	—	—	(0.24)
Year Ended September 30, 2009	$10.01	0.24	0.55	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$9.90	0.34	0.12	0.46	(0.35)	—	—	(0.35)
Year Ended September 30, 2007	$9.86	0.35	0.04	0.39	(0.35)	—	—	(0.35)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 5.55%.

(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$12.12	25.64%		$226	1.84%	0.36%	1.96%	38.48%
$9.67	(5.72)%		$176	1.84%	0.13%	1.99%	66.29%
$10.28	4.75%		$110	1.84%	0.23%	1.99%	119.85%
$9.85	(10.43)%		$93	1.81%	0.49%	1.95%	92.97%
$11.08	(30.00)%		$143	1.89%	0.28%	1.94%	38.43%
$18.87	11.76%		$239	1.91%	0.50%	1.97%	68.60%

$13.72	27.54%		$545	1.94%	0.10%	1.96%	4.96%
$10.78	(6.26)%		$398	1.93%	(0.42)%	1.97%	38.30%
$11.50	11.26%		$436	1.95%	(0.42)%	2.06%	45.02%
$10.34	2.08%		$176	1.96%	(0.59)%	2.01%	46.83%
$10.14	(22.59)%		$328	1.89%	(0.60)%	1.93%	65.74%
$14.55	15.60%		$1,126	1.91%	(0.49)%	1.95%	58.59%

$12.49	27.47%		$118	2.08%	(0.40)%	2.15%	19.62%
$10.69	(4.30)%		$81	2.09%	(1.13)%	2.19%	63.02%
$11.17	5.93	%(f)	$57	2.16%	(0.11)%	2.38%	95.89%

$17.33	24.25%		$87,774	2.03%	(0.76)%	2.03%	10.02%
$14.23	(4.43)%		$71,564	2.03%	(1.10)%	2.03%	31.51%
$14.98	7.85%		$73,282	2.04%	(1.12)%	2.05%	25.65%
$13.89	0.97%		$58,479	2.03%	(0.51)%	2.04%	45.22%
$14.66	(13.27)%		$50,230	1.99%	(1.23)%	1.99%	25.80%
$17.64	21.32%		$50,577	2.03%	(0.79)%	2.03%	49.43%

$15.60	18.82%		$159,978	1.92%	0.85%	1.92%	10.06%
$13.17	2.13%		$104,208	1.93%	1.05%	1.93%	16.64%
$12.98	15.62%		$69,549	1.94%	1.69%	1.95%	21.63%
$11.37	(6.10)%		$39,164	1.93%	2.18%	1.95%	37.13%
$12.30	(13.07)%		$32,637	1.89%	2.39%	1.89%	30.01%
$14.98	19.93%		$26,044	1.94%	1.79%	1.94%	37.85%

$9.46	0.56%		$30	1.62%	1.12%	1.62%	44.00%

$10.75	0.78%		$945	1.72%	1.13%	1.79%	32.79%
$10.77	1.99%		$658	1.71%	1.54%	1.83%	83.62%
$10.79	4.80%		$536	1.71%	2.00%	1.84%	83.92%
$10.53	8.00%		$426	1.70%	2.31%	1.82%	47.13%
$10.01	4.62%		$176	1.67%	3.33%	1.79%	116.07%
$9.90	4.01%		$201	1.68%	3.52%	1.80%	85.83%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.07	0.12	0.15	0.27	(0.16)	(0.27)	(0.43)
Year Ended September 30, 2011	$11.34	0.30	0.01	0.31	(0.37)	(0.21)	(0.58)
Year Ended September 30, 2010	$10.79	0.34	0.63	0.97	(0.41)	(0.01)	(0.42)
Year Ended September 30, 2009	$9.89	0.37	0.90	1.27	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.14	0.36	(0.23)	0.13	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37	0.01	0.38	(0.37)	—	(0.37)
Sterling Capital Kentucky Intermediate Tax-Free Fund
February 1, 2012 to March 31, 2012 (Unaudited)(d)	$11.08	0.03	(0.16)	(0.13)	(0.03)	—	(0.03)
Sterling Capital Maryland Intermediate Tax-Free Fund
February 1, 2012 to March 31, 2012 (Unaudited)(d)	$11.47	0.01	(0.16)	(0.15)	(0.02)	—	(0.02)
Sterling Capital North Carolina Intermediate Tax-Free Fund
February 1, 2012 to March 31, 2012 (Unaudited)(d)	$11.25	0.02	(0.17)	(0.15)	(0.03)	—	(0.03)
Sterling Capital South Carolina Intermediate Tax-Free Fund
February 1, 2012 to March 31, 2012 (Unaudited)(d)	$11.25	0.02	(0.17)	(0.15)	(0.03)	—	(0.03)
Sterling Capital Virginia Intermediate Tax-Free Fund
February 1, 2012 to March 31, 2012 (Unaudited)(d)	$12.37	0.02	(0.18)	(0.16)	(0.03)	—	(0.03)
Sterling Capital West Virginia Intermediate Tax-Free Fund
February 1, 2012 to March 31, 2012 (Unaudited)(d)	$10.38	0.02	(0.12)	(0.10)	(0.03)	—	(0.03)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$10.91	2.48%	$4,986	1.66%	2.11%	1.74%	43.09%
$11.07	2.91%	$4,224	1.70%	2.68%	1.82%	131.87%
$11.34	9.18%	$2,140	1.71%	3.09%	1.85%	122.94%
$10.79	13.14%	$400	1.71%	3.61%	1.83%	122.26%
$9.89	1.21%	$184	1.66%	3.49%	1.78%	190.15%
$10.14	3.83%	$115	1.68%	3.61%	1.80%	222.24%

$10.92	(1.16)%	$1	1.74%	1.57%	1.74%	10.63%

$11.30	(1.29)%	$853	1.82%	0.48%	1.82%	13.19%

$11.07	(1.34)%	$1,019	1.71%	1.31%	1.71%	11.99%

$11.07	(1.38)%	$99	1.76%	1.20%	1.76%	20.03%

$12.18	(1.32)%	$1,793	1.73%	1.10%	1.73%	14.49%

$10.25	(0.95)%	$54	1.75%	1.21%	1.75%	12.80%

Sterling Capital Funds

Financial Highlights, Class C Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital National Tax-Free Money Market Fund
February 1, 2012 to March 31, 2012 (Unaudited)(d)	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended September 30, 2011	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended September 30, 2010	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended September 30, 2009	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended September 30, 2008	$1.00	0.02		—	(e)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.04		—		0.04	(0.04)	—	(0.04)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended September 30, 2011	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended September 30, 2010	$1.00	—	(e)	—	(e)	— (e)	— (e)	—	— (e)
Year Ended September 30, 2009	$1.00	—	(e)	—		— (e)	— (e)	—	— (e)
Year Ended September 30, 2008	$1.00	0.01		—	(e)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$1.00	0.04		—		0.04	(0.04)	—	(0.04)
Sterling Capital Strategic Allocation Conservative Fund(f)
Six Months Ended March 31, 2012 (Unaudited)	$8.71	0.07		0.79		0.86	(0.08)	—	(0.08)
Year Ended September 30, 2011	$9.03	0.15		(0.26)		(0.11)	(0.21)	—	(0.21)
Year Ended September 30, 2010	$8.47	0.20		0.57		0.77	(0.21)	—	(0.21)
Year Ended September 30, 2009	$8.41	0.17		0.21		0.38	(0.18)	(0.14)	(0.32)
Year Ended September 30, 2008	$10.51	0.19		(1.24)		(1.05)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$9.93	0.27		0.53		0.80	(0.22)	—	(0.22)
Sterling Capital Strategic Allocation Balanced Fund(f)
Six Months Ended March 31, 2012 (Unaudited)	$7.82	0.04		1.06		1.10	(0.04)	—	(0.04)
Year Ended September 30, 2011	$8.26	0.08		(0.40)		(0.32)	(0.12)	—	(0.12)
Year Ended September 30, 2010	$7.68	0.12		0.59		0.71	(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.67	0.11		0.01		0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.81	0.09		(1.82)		(1.73)	(0.28)	(1.13)	(1.41)
Year Ended September 30, 2007	$10.10	0.21		0.86		1.07	(0.14)	(0.22)	(0.36)
Sterling Capital Strategic Allocation Growth Fund(f)
Six Months Ended March 31, 2012 (Unaudited)	$7.01	0.02		1.19		1.21	(0.03)	—	(0.03)
Year Ended September 30, 2011	$7.50	0.04		(0.46)		(0.42)	(0.07)	—	(0.07)
Year Ended September 30, 2010	$6.94	0.08		0.56		0.64	(0.08)	—	(0.08)
Year Ended September 30, 2009	$7.17	0.07		(0.22)		(0.15)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.92	0.04		(2.15)		(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18		1.04		1.22	(0.08)	(0.27)	(0.35)
Sterling Capital Strategic Allocation Equity Fund(f)
Six Months Ended March 31, 2012 (Unaudited)	$6.42	—	(e)	1.31		1.31	—	—	—
Year Ended September 30, 2011	$6.98	0.01		(0.53)		(0.52)	(0.04)	—	(0.04)
Year Ended September 30, 2010	$6.47	0.04		0.54		0.58	(0.07)	—	(0.07)
Year Ended September 30, 2009	$7.10	0.02		(0.60)		(0.58)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.87	(0.03)		(2.66)		(2.69)	(0.27)	(1.81)	(2.08)
Year Ended September 30, 2007	$11.22	0.12		1.41		1.53	(0.03)	(0.85)	(0.88)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	Amount is less than $0.005.

(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(g)	Ratio is below 0.01%.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)		Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$1.00	0.00%	$1	0.05%	0.12%		1.46%	—

$1.00	0.01%	$426	0.21%	0.01%		1.64%	—
$1.00	0.01%	$665	0.25%	0.01%		1.64%	—
$1.00	0.05%	$479	0.35%	0.04%		1.64%	—
$1.00	0.34%	$893	1.10%	0.24%		1.66%	—
$1.00	2.36%	$244	1.46%	2.46%		1.59%	—
$1.00	3.99%	$460	1.48%	3.91%		1.59%	—

$1.00	0.01%	$106	0.04%	0.01%		1.64%	—
$1.00	0.01%	$76	0.10%	0.01%		1.64%	—
$1.00	0.07%	$94	0.16%	0.10%		1.63%	—
$1.00	0.04%	$54	0.28%	0.03%		1.64%	—
$1.00	1.29%	$37	1.38%	1.30%		1.58%	—
$1.00	3.68%	$42	1.47%	3.63%		1.61%	—

$9.49	9.89%	$199	1.45%	1.46%		1.45%	6.02%
$8.71	(1.30)%	$152	1.39%	1.57%		1.47%	8.36%
$9.03	9.17%	$127	1.21%	2.28%		1.47%	33.33%
$8.47	5.09%	$101	1.17%	2.19%		1.43%	21.56%
$8.41	(10.99)%	$94	1.10%	1.99%		1.35%	39.99%
$10.51	8.11%	$77	1.10%	2.58%		1.41%	29.58%

$8.88	14.14%	$436	1.42%	0.88%		1.42%	15.10%
$7.82	(3.97)%	$367	1.35%	0.93%		1.42%	9.96%
$8.26	9.34%	$186	1.16%	1.49%		1.42%	47.76%
$7.68	1.85%	$89	1.13%	1.58%		1.38%	22.46%
$7.67	(18.02)%	$79	1.10%	1.04%		1.35%	63.63%
$10.81	10.72%	$156	1.11%	1.98%		1.42%	40.05%

$8.19	17.25%	$273	1.44%	0.48%		1.44%	17.86%
$7.01	(5.78)%	$226	1.36%	0.50%		1.43%	9.06%
$7.50	9.33%	$157	1.17%	1.07%		1.43%	57.35%
$6.94	(1.90)%	$99	1.14%	1.13%		1.39%	24.08%
$7.17	(22.31)%	$55	1.10%	0.49%		1.35%	77.54%
$10.92	12.33%	$78	1.11%	1.74%		1.43%	44.48%

$7.73	20.41%	$36	1.58%	0.00	%(g)	1.58%	26.82%
$6.42	(7.55)%	$25	1.48%	0.10%		1.56%	10.72%
$6.98	9.02%	$17	1.22%	0.58%		1.54%	66.32%
$6.47	(8.11)%	$6	1.13%	0.35%		1.36%	20.24%
$7.10	(26.77)%	$1	1.13%	(0.32)%		1.43%	67.40%
$11.87	14.13%	$1	1.00%	1.02%		1.25%	48.80%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Sterling Capital Select Equity Fund
Six Months Ended March 31, 2012 (Unaudited)	$9.95	0.08	2.53	2.61	(0.08)	—	—	(0.08)
Year Ended September 30, 2011	$10.57	0.14	(0.62)	(0.48)	(0.14)	—	—	(0.14)
Year Ended September 30, 2010	$10.13	0.13	0.45	0.58	(0.14)	—	—	(0.14)
Year Ended September 30, 2009	$11.36	0.13	(1.22)	(1.09)	(0.14)	—	—	(0.14)
Year Ended September 30, 2008	$19.20	0.18	(5.16)	(4.98)	(0.13)	(2.73)	—	(2.86)
Year Ended September 30, 2007	$20.38	0.29	2.16	2.45	(0.28)	(3.35)	—	(3.63)
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.43	0.07	3.15	3.22	(0.08)	—	—	(0.08)
Year Ended September 30, 2011	$12.14	0.08	(0.71)	(0.63)	(0.08)	—	—	(0.08)
Year Ended September 30, 2010	$10.86	0.07	1.27	1.34	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$10.56	0.04	0.29	0.33	(0.03)	—	—	(0.03)
Year Ended September 30, 2008	$15.00	0.05	(3.10)	(3.05)	(0.03)	(1.36)	—	(1.39)
Year Ended September 30, 2007	$13.54	0.08	2.13	2.21	(0.06)	(0.69)	—	(0.75)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.82	0.04	2.85	2.89	—	(0.98)	—	(0.98)
Year Ended September 30, 2011	$11.19	(0.02)	(0.35)	(0.37)	—	—	—	—
Year Ended September 30, 2010	$10.27	0.06	0.92	0.98	(0.06)	—	—	(0.06)
Year Ended September 30, 2009	$9.89	0.02	0.65	0.67	—	(0.29)	—	(0.29)
Year Ended September 30, 2008	$14.68	— (e)	(2.24)	(2.24)	—	(2.55)	—	(2.55)
Period Ended September 30, 2007(f)	$18.36	(0.01)	0.68	0.67	—	(4.35)	—	(4.35)
Year Ended October 31, 2006	$18.22	(0.04)	3.09	3.05	(0.02)	(2.89)	—	(2.91)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2012 (Unaudited)	$15.60	0.02	3.82	3.84	—	(0.31)	—	(0.31)
Year Ended September 30, 2011	$16.25	(0.02)	(0.53)	(0.55)	—	(0.10)	—	(0.10)
Year Ended September 30, 2010	$14.92	(0.02)	1.35	1.33	—	—	—	—
Year Ended September 30, 2009	$15.58	0.04	(0.01)	0.03	— (e)	(0.58)	(0.11)	(0.69)
Year Ended September 30, 2008	$18.51	(0.04)	(2.14)	(2.18)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.57	0.03	3.51	3.54	—	(1.60)	—	(1.60)
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2012 (Unaudited)	$13.27	0.14	2.43	2.57	(0.11)	—	—	(0.11)
Year Ended September 30, 2011	$13.07	0.29	0.14 (h)	0.43	(0.23)	—	—	(0.23)
Year Ended September 30, 2010	$11.44	0.33	1.57	1.90	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$12.37	0.32	(0.99)	(0.67)	(0.23)	(0.03)	—	(0.26)
Year Ended September 30, 2008	$15.05	0.51	(2.26)	(1.75)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2007	$13.37	0.40	2.31	2.71	(0.35)	(0.68)	—	(1.03)
Sterling Capital Short-Term Bond Fund
Six Months Ended March 31, 2012 (Unaudited)	$9.36	0.11	0.17	0.28	(0.18)	—	—	(0.18)
Year Ended September 30, 2011	$9.68	0.20	(0.19)	0.01	(0.33)	—	—	(0.33)
Year Ended September 30, 2010	$9.67	0.19	0.09	0.28	(0.27)	—	—	(0.27)
Year Ended September 30, 2009	$9.54	0.25	0.22	0.47	(0.34)	—	—	(0.34)
Year Ended September 30, 2008	$9.53	0.35	0.06	0.41	(0.40)	—	—	(0.40)
Year Ended September 30, 2007	$9.49	0.38	0.08	0.46	(0.42)	—	—	(0.42)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 9.10%.

(e)	Amount is less than $0.005.

(f)	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.

(g)	The performance information for the Institutional Shares prior to December 18, 2006 is based on the performances of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Value Fund, a series of The Advisor’s Inner Circle Fund which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.

(h)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)		Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income (loss) to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$ 12.48	26.30%		$190,326	0.84%	1.37%	0.96%	38.48%
$ 9.95	(4.74)%		$156,832	0.83%	1.18%	0.98%	66.29%
$ 10.57	5.71%		$183,791	0.84%	1.23%	0.99%	119.85%
$ 10.13	(9.40)%		$177,725	0.81%	1.51%	0.95%	92.97%
$ 11.36	(29.32)%		$257,036	0.89%	1.28%	0.94%	38.43%
$ 19.20	12.89%		$602,101	0.91%	1.50%	0.96%	68.60%

$ 14.57	28.20%		$350,603	0.94%	1.09%	0.96%	4.96%
$ 11.43	(5.29)%		$299,032	0.93%	0.58%	0.97%	38.30%
$ 12.14	12.39%		$319,451	0.94%	0.58%	1.05%	45.02%
$ 10.86	3.21%		$200,331	0.96%	0.44%	1.02%	46.83%
$ 10.56	(21.87)%		$163,840	0.89%	0.43%	0.93%	65.74%
$ 15.00	16.75%		$243,437	0.91%	0.53%	0.95%	58.59%

$ 12.73	28.19%		$80,911	1.08%	0.59%	1.15%	19.62%
$ 10.82	(3.31)%		$64,962	1.08%	(0.14)%	1.19%	63.02%
$ 11.19	9.59	%(d)	$60,073	1.20%	0.56%	1.42%	95.89%
$ 10.27	8.68%		$25,790	1.42%	0.23%	1.79%	89.00%
$ 9.89	(17.16)%		$22,635	1.26%	0.01%	1.40%	64.00%
$ 14.68	3.67%		$45,453	1.18%	(0.07)%	1.41%	82.00%
$ 18.36	19.31	%(g)	$60,737	1.25%	(0.26)%	1.63%	56.00%

$ 19.13	24.89%		$403,134	1.03%	0.25%	1.03%	10.02%
$ 15.60	(3.46)%		$330,913	1.04%	(0.09)%	1.04%	31.51%
$ 16.25	8.91%		$254,834	1.04%	(0.13)%	1.05%	25.65%
$ 14.92	1.91%		$228,421	1.03%	0.30%	1.04%	45.22%
$ 15.58	(12.35)%		$167,544	0.99%	(0.24)%	0.99%	25.80%
$ 18.51	22.55%		$127,210	1.03%	0.18%	1.03%	49.43%

$ 15.73	19.42%		$531,480	0.92%	1.84%	0.92%	10.06%
$ 13.27	3.17%		$392,660	0.93%	2.06%	0.93%	16.64%
$ 13.07	16.77%		$236,580	0.94%	2.68%	0.95%	21.63%
$ 11.44	(5.18)%		$177,281	0.93%	3.19%	0.95%	37.13%
$ 12.37	(12.24)%		$140,256	0.89%	3.72%	0.89%	30.01%
$ 15.05	21.16%		$46,053	0.94%	2.81%	0.94%	37.85%

$ 9.46	3.03%		$47,762	0.56%	2.32%	0.58%	44.00%
$ 9.36	0.05%		$55,680	0.60%	2.07%	0.70%	120.09%
$ 9.68	2.90%		$60,089	0.70%	1.93%	0.86%	55.50%
$ 9.67	4.94%		$59,123	0.70%	2.58%	0.85%	89.57%
$ 9.54	4.38%		$44,912	0.65%	3.68%	0.80%	48.20%
$ 9.53	4.93%		$40,756	0.66%	4.01%	0.81%	44.10%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Intermediate U.S. Government Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.80	0.11	0.03	0.14	(0.16)	—	(0.16)
Year Ended September 30, 2011	$10.82	0.27	0.05	0.32	(0.34)	—	(0.34)
Year Ended September 30, 2010	$10.57	0.32	0.28	0.60	(0.35)	—	(0.35)
Year Ended September 30, 2009	$10.05	0.35	0.55	0.90	(0.38)	—	(0.38)
Year Ended September 30, 2008	$9.94	0.44	0.12	0.56	(0.45)	—	(0.45)
Year Ended September 30, 2007	$9.90	0.45	0.04	0.49	(0.45)	—	(0.45)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.06	0.17	0.15	0.32	(0.21)	(0.27)	(0.48)
Year Ended September 30, 2011	$11.33	0.41	0.01	0.42	(0.48)	(0.21)	(0.69)
Year Ended September 30, 2010	$10.78	0.46	0.62	1.08	(0.52)	(0.01)	(0.53)
Year Ended September 30, 2009	$9.89	0.47	0.89	1.36	(0.47)	—	(0.47)
Year Ended September 30, 2008	$10.13	0.46	(0.22)	0.24	(0.48)	—	(0.48)
Year Ended September 30, 2007	$10.13	0.47	—	0.47	(0.47)	—	(0.47)
Sterling Capital Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.79	0.15	0.14	0.29	(0.15)	(0.03)	(0.18)
Year Ended September 30, 2011	$10.81	0.32	0.03(d )	0.35	(0.32)	(0.05)	(0.37)
Year Ended September 30, 2010	$10.67	0.32	0.24	0.56	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2009	$9.87	0.35	0.90	1.25	(0.35)	(0.10)	(0.45)
Year Ended September 30, 2008	$10.05	0.34	(0.18)	0.16	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.11	0.35	(0.06)	0.29	(0.35)	—	(0.35)
Sterling Capital Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.25	0.14	0.14	0.28	(0.14)	(0.08)	(0.22)
Year Ended September 30, 2011	$11.22	0.31	0.06	0.37	(0.30)	(0.04)	(0.34)
Year Ended September 30, 2010	$10.99	0.30	0.23	0.53	(0.30)	—(e )	(0.30)
Year Ended September 30, 2009	$10.06	0.33	1.01	1.34	(0.33)	(0.08)	(0.41)
Year Ended September 30, 2008	$10.17	0.34	(0.11)	0.23	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.13	0.33	0.04	0.37	(0.33)	—	(0.33)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.02	0.15	0.13	0.28	(0.15)	(0.07)	(0.22)
Year Ended September 30, 2011	$11.01	0.31	0.07	0.38	(0.31)	(0.06)	(0.37)
Year Ended September 30, 2010	$10.87	0.33	0.20	0.53	(0.33)	(0.06)	(0.39)
Year Ended September 30, 2009	$10.09	0.36	0.88	1.24	(0.36)	(0.10)	(0.46)
Year Ended September 30, 2008	$10.33	0.37	(0.20)	0.17	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2007	$10.38	0.38	(0.04)	0.34	(0.38)	(0.01)	(0.39)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.90	0.14	0.18	0.32	(0.14)	(0.07)	(0.21)
Year Ended September 30, 2011	$10.86	0.29	0.06	0.35	(0.28)	(0.03)	(0.31)
Year Ended September 30, 2010	$10.61	0.32	0.25	0.57	(0.32)	—	(0.32)
Year Ended September 30, 2009	$9.89	0.35	0.89	1.24	(0.35)	(0.17)	(0.52)
Year Ended September 30, 2008	$10.21	0.36	(0.23)	0.13	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2007	$10.29	0.37	(0.06)	0.31	(0.38)	(0.01)	(0.39)
Sterling Capital Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$12.12	0.16	0.13	0.29	(0.16)	(0.07)	(0.23)
Year Ended September 30, 2011	$12.14	0.34	0.02	0.36	(0.34)	(0.04)	(0.38)
Year Ended September 30, 2010	$12.07	0.36	0.18	0.54	(0.36)	(0.11)	(0.47)
Year Ended September 30, 2009	$11.10	0.39	1.06	1.45	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2008	$11.31	0.40	(0.16)	0.24	(0.40)	(0.05)	(0.45)
Year Ended September 30, 2007	$11.39	0.41	(0.05)	0.36	(0.42)	(0.02)	(0.44)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.17	0.16	0.14	0.30	(0.16)	(0.04)	(0.20)
Year Ended September 30, 2011	$10.18	0.34	—	0.34	(0.34)	(0.01)	(0.35)
Year Ended September 30, 2010	$10.05	0.36	0.15	0.51	(0.36)	(0.02)	(0.38)
Year Ended September 30, 2009	$9.37	0.36	0.68	1.04	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2008	$9.72	0.36	(0.34)	0.02	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2007	$9.80	0.37	(0.05)	0.32	(0.37)	(0.03)	(0.40)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(e)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$ 10.78	1.28%	$154,753	0.71%	2.13%	0.79%	32.79%
$ 10.80	3.02%	$155,814	0.71%	2.55%	0.83%	83.62%
$ 10.82	5.74%	$176,096	0.71%	3.00%	0.84%	83.92%
$ 10.57	9.06%	$177,141	0.70%	3.35%	0.82%	47.13%
$ 10.05	5.67%	$110,289	0.67%	4.33%	0.79%	116.07%
$ 9.94	5.04%	$132,403	0.68%	4.49%	0.80%	85.83%

$ 10.90	3.00%	$465,117	0.66%	3.11%	0.74%	43.09%
$ 11.06	3.94%	$383,070	0.70%	3.73%	0.82%	131.87%
$ 11.33	10.27%	$383,868	0.71%	4.19%	0.84%	122.94%
$ 10.78	14.16%	$339,730	0.71%	4.61%	0.83%	122.26%
$ 9.89	2.32%	$430,079	0.66%	4.48%	0.78%	190.15%
$ 10.13	4.77%	$433,382	0.68%	4.62%	0.80%	222.24%

$ 10.90	2.68%	$14,416	0.70%	2.78%	0.73%	10.63%
$ 10.79	3.34%	$13,757	0.68%	3.01%	0.79%	15.73%
$ 10.81	5.42%	$15,284	0.69%	3.01%	0.90%	20.68%
$ 10.67	13.00%	$12,814	0.67%	3.44%	0.87%	33.56%
$ 9.87	1.59%	$10,924	0.64%	3.38%	0.84%	54.22%
$ 10.05	2.92%	$10,625	0.65%	3.45%	0.85%	69.73%

$ 11.31	2.47%	$31,136	0.69%	2.49%	0.72%	13.19%
$ 11.25	3.44%	$25,174	0.67%	2.77%	0.78%	21.89%
$ 11.22	4.97%	$26,322	0.68%	2.77%	0.89%	12.26%
$ 10.99	13.70%	$20,704	0.65%	3.10%	0.87%	37.11%
$ 10.06	2.10%	$11,527	0.54%	3.26%	0.84%	108.13%
$ 10.17	3.74%	$8,374	0.59%	3.29%	0.89%	136.09%

$ 11.08	2.57%	$177,990	0.67%	2.73%	0.67%	11.99%
$ 11.02	3.60%	$161,486	0.67%	2.92%	0.72%	15.15%
$ 11.01	5.05%	$147,848	0.68%	3.05%	0.84%	19.19%
$ 10.87	12.63%	$130,113	0.67%	3.42%	0.82%	38.42%
$ 10.09	1.67%	$103,560	0.64%	3.59%	0.79%	82.02%
$ 10.33	3.33%	$96,282	0.66%	3.65%	0.81%	106.16%

$ 11.01	2.94%	$45,053	0.70%	2.53%	0.70%	20.03%
$ 10.90	3.37%	$39,863	0.71%	2.68%	0.76%	25.83%
$ 10.86	5.53%	$30,183	0.73%	3.05%	0.89%	14.60%
$ 10.61	13.01%	$17,274	0.73%	3.45%	0.88%	42.06%
$ 9.89	1.27%	$13,298	0.71%	3.52%	0.86%	127.76%
$ 10.21	3.08%	$12,789	0.68%	3.60%	0.85%	68.69%

$ 12.18	2.42%	$86,544	0.68%	2.60%	0.68%	14.49%
$ 12.12	3.11%	$78,535	0.68%	2.90%	0.73%	15.33%
$ 12.14	4.65%	$77,222	0.69%	3.05%	0.85%	9.54%
$ 12.07	13.39%	$71,599	0.67%	3.36%	0.82%	35.90%
$ 11.10	2.13%	$71,631	0.64%	3.50%	0.79%	53.28%
$ 11.31	3.21%	$68,911	0.66%	3.64%	0.81%	85.36%

$ 10.27	2.94%	$74,790	0.68%	3.06%	0.68%	12.80%
$ 10.17	3.48%	$72,451	0.69%	3.44%	0.69%	23.34%
$ 10.18	5.13%	$70,760	0.69%	3.58%	0.70%	6.60%
$ 10.05	11.41%	$63,599	0.68%	3.71%	0.68%	24.19%
$ 9.37	0.18%	$56,829	0.66%	3.66%	0.66%	39.13%
$ 9.72	3.37%	$52,518	0.66%	3.85%	0.66%	49.60%

Sterling Capital Funds

Financial Highlights, Institutional Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities						Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)		Net realized/ unrealized gains (losses) on investments		Total from Investment Activities		Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital National Tax-Free Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2011	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	0.01		—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.02		—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.03		—		0.03		(0.03)	—	(0.03)
Sterling Capital Prime Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2011	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	0.01		—	(d)	0.01		(0.01)	—	(0.01)
Year Ended September 30, 2008	$1.00	0.03		—	(d)	0.03		(0.03)	—	(0.03)
Year Ended September 30, 2007	$1.00	0.05		—		0.05		(0.05)	—	(0.05)
Sterling Capital U.S. Treasury Money Market Fund
Six Months Ended March 31, 2012 (Unaudited)	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2011	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2010	$1.00	—	(d)	—	(d)	—	(d)	— (d)	—	— (d)
Year Ended September 30, 2009	$1.00	—	(d)	—		—	(d)	— (d)	—	— (d)
Year Ended September 30, 2008	$1.00	0.02		—	(d)	0.02		(0.02)	—	(0.02)
Year Ended September 30, 2007	$1.00	0.05		—		0.05		(0.05)	—	(0.05)
Sterling Capital Strategic Allocation Conservative Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$8.83	0.12		0.79		0.91		(0.12)	—	(0.12)
Year Ended September 30, 2011	$9.15	0.25		(0.27)		(0.02)		(0.30)	—	(0.30)
Year Ended September 30, 2010	$8.58	0.29		0.57		0.86		(0.29)	—	(0.29)
Year Ended September 30, 2009	$8.50	0.30		0.17		0.47		(0.25)	(0.14)	(0.39)
Year Ended September 30, 2008	$10.62	0.28		(1.26)		(0.98)		(0.41)	(0.73)	(1.14)
Year Ended September 30, 2007	$10.04	0.38		0.53		0.91		(0.33)	—	(0.33)
Sterling Capital Strategic Allocation Balanced Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$8.00	0.10		1.07		1.17		(0.09)	—	(0.09)
Year Ended September 30, 2011	$8.44	0.19		(0.43)		(0.24)		(0.20)	—	(0.20)
Year Ended September 30, 2010	$7.83	0.20		0.61		0.81		(0.20)	—	(0.20)
Year Ended September 30, 2009	$7.81	0.24		(0.04)		0.20		(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.99	0.19		(1.86)		(1.67)		(0.38)	(1.13)	(1.51)
Year Ended September 30, 2007	$10.25	0.32		0.88		1.20		(0.24)	(0.22)	(0.46)
Sterling Capital Strategic Allocation Growth Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$7.21	0.06		1.22		1.28		(0.06)	—	(0.06)
Year Ended September 30, 2011	$7.70	0.13		(0.49)		(0.36)		(0.13)	—	(0.13)
Year Ended September 30, 2010	$7.12	0.15		0.58		0.73		(0.15)	—	(0.15)
Year Ended September 30, 2009	$7.34	0.22		(0.31)		(0.09)		(0.13)	—	(0.13)
Year Ended September 30, 2008	$11.14	0.13		(2.20)		(2.07)		(0.36)	(1.37)	(1.73)
Year Ended September 30, 2007	$10.24	0.27		1.08		1.35		(0.18)	(0.27)	(0.45)
Sterling Capital Strategic Allocation Equity Fund(e)
Six Months Ended March 31, 2012 (Unaudited)	$6.87	0.03		1.39		1.42		(0.06)	—	(0.06)
Year Ended September 30, 2011	$7.41	0.10		(0.58)		(0.48)		(0.06)	—	(0.06)
Year Ended September 30, 2010	$6.85	0.12		0.57		0.69		(0.13)	—	(0.13)
Year Ended September 30, 2009	$7.48	0.20		(0.77)		(0.57)		(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.35	0.07		(2.78)		(2.71)		(0.35)	(1.81)	(2.16)
Year Ended September 30, 2007	$11.65	0.25		1.42		1.67		(0.12)	(0.85)	(0.97)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Amount is less than $0.005.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$1.00	0.01%	$158,094	0.14%	0.01%	0.47%	—
$1.00	0.02%	$153,610	0.35%	0.02%	0.48%	—
$1.00	0.03%	$155,385	0.40%	0.03%	0.48%	—
$1.00	1.05%	$260,889	0.44%	0.97%	0.49%	—
$1.00	2.37%	$151,438	0.40%	2.34%	0.45%	—
$1.00	3.33%	$109,590	0.41%	3.28%	0.46%	—

$1.00	0.01%	$312,721	0.21%	0.01%	0.64%	—
$1.00	0.01%	$328,318	0.25%	0.01%	0.63%	—
$1.00	0.05%	$396,157	0.35%	0.04%	0.63%	—
$1.00	0.92%	$879,738	0.54%	0.87%	0.66%	—
$1.00	3.38%	$975,033	0.46%	3.28%	0.58%	—
$1.00	5.03%	$788,160	0.48%	4.92%	0.60%	—

$1.00	0.01%	$131,901	0.04%	0.01%	0.64%	—
$1.00	0.01%	$118,172	0.10%	0.01%	0.64%	—
$1.00	0.07%	$208,439	0.15%	0.05%	0.64%	—
$1.00	0.04%	$432,753	0.29%	0.04%	0.64%	—
$1.00	2.24%	$712,696	0.44%	2.18%	0.58%	—
$1.00	4.72%	$557,282	0.46%	4.62%	0.60%	—

$9.62	10.36%	$4,087	0.45%	2.47%	0.45%	6.02%
$8.83	(0.31)%	$3,954	0.37%	2.61%	0.47%	8.36%
$9.15	10.22%	$4,798	0.21%	3.26%	0.47%	33.33%
$8.58	6.28%	$5,316	0.14%	3.84%	0.39%	21.56%
$8.50	(10.21)%	$39,937	0.10%	2.97%	0.35%	39.99%
$10.62	9.16%	$47,520	0.10%	3.62%	0.41%	29.58%

$9.08	14.62%	$538	0.42%	2.44%	0.42%	15.10%
$8.00	(3.02)%	$475	0.29%	2.13%	0.41%	9.96%
$8.44	10.53%	$1,169	0.16%	2.52%	0.41%	47.76%
$7.83	2.91%	$1,322	0.13%	3.61%	0.38%	22.46%
$7.81	(17.23)%	$21,298	0.10%	2.07%	0.35%	63.63%
$10.99	11.80%	$28,961	0.11%	3.02%	0.42%	40.05%

$8.43	17.80%	$977	0.44%	1.59%	0.44%	17.86%
$7.21	(4.86)%	$1,127	0.32%	1.62%	0.43%	9.06%
$7.70	10.39%	$1,684	0.17%	2.05%	0.43%	57.35%
$7.12	(0.87)%	$1,650	0.14%	3.54%	0.38%	24.08%
$7.34	(21.54)%	$17,836	0.10%	1.48%	0.35%	77.54%
$11.14	13.45%	$24,259	0.11%	2.50%	0.43%	44.48%

$8.23	20.79%	$13	0.57%	0.71%	0.57%	26.82%
$6.87	(6.64)%	$64	0.45%	1.18%	0.55%	10.72%
$7.41	10.15%	$67	0.25%	1.65%	0.52%	66.32%
$6.85	(7.33)%	$693	0.17%	3.41%	0.42%	20.24%
$7.48	(26.02)%	$14,000	0.13%	0.70%	0.38%	67.40%
$12.35	14.98%	$20,832	0.12%	2.12%	0.43%	48.80%

Sterling Capital Funds

Financial Highlights, Class R Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment income (loss)(a)	Net realized/ unrealized gains (loss) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Mid Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.36	0.05	3.10	3.15	(0.08)	—	(0.08)
Year Ended September 30, 2011	$12.12	0.05	(0.73)	(0.68)	(0.08)	—	(0.08)
February 1, 2010 to September 30, 2010(e)	$11.11	0.03	1.01	1.04	(0.03)	—	(0.03)
Sterling Capital Small Value Fund
Six Months Ended March 31, 2012 (Unaudited)	$10.79	0.04	2.85	2.89	—	(0.98)	(0.98)
Year Ended September 30, 2011	$11.18	(0.02)	(0.37)	(0.39)	—	—	—
February 1, 2010 to September 30, 2010(e)	$10.55	0.06	0.62	0.68	(0.05)	—	(0.05)
Sterling Capital Special Opportunities Fund
Six Months Ended March 31, 2012 (Unaudited)	$15.54	(0.02)	3.80	3.78	—	(0.31)	(0.31)
Year Ended September 30, 2011	$16.26	(0.11)	(0.51)	(0.62)	—	(0.10)	(0.10)
February 1, 2010 to September 30, 2010(e)	$15.32	(0.03)	0.97	0.94	—	—	—
Sterling Capital Equity Income Fund
Six Months Ended March 31, 2012 (Unaudited)	$13.19	0.10	2.42	2.52	(0.08)	—	(0.08)
Year Ended September 30, 2011	$13.03	0.24	0.13	0.37	(0.21)	—	(0.21)
February 1, 2010 to September 30, 2010(e)	$11.94	0.23	1.04	1.27	(0.18)	—	(0.18)
Sterling Capital Total Return Bond Fund
Six Months Ended March 31, 2012 (Unaudited)	$11.02	0.14	0.16	0.30	(0.19)	(0.27)	(0.46)
Year Ended September 30, 2011	$11.32	0.37	(0.03)	0.34	(0.43)	(0.21)	(0.64)
February 1, 2010 to September 30, 2010(e)	$10.87	0.25	0.50	0.75	(0.30)	—	(0.30)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net Assets are below $1,000.

(e)	Period from commencement of operations.

(f)	Includes proceeds received from a settlement of litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 6.08%.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge)(b)		Net Assets, End of Period (000)		Ratio of net expenses to average net assets(c)	Ratio of net investment income to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$14.43	27.73%		$—	(d)	1.48%	0.70%	1.48%	4.96%
$11.36	(5.71)%		$—	(d)	1.44%	0.36%	1.56%	38.30%
$12.12	9.47%		$—	(d)	1.44%	0.42%	1.68%	45.02%

$12.70	28.15%		$—	(d)	1.56%	0.65%	1.59%	19.62%
$10.79	(3.49)%		$—	(d)	1.57%	(0.12)%	1.58%	63.02%
$11.18	6.46	%(f)	$—	(d)	1.65%	0.82%	3.44%	95.89%

$19.01	24.59%		$360		1.54%	(0.26)%	1.54%	10.02%
$15.54	(3.95)%		$289		1.54%	(0.62)%	1.54%	31.51%
$16.26	6.20%		$—	(d)	1.54%	(0.29)%	1.57%	25.65%

$15.63	19.05%		$899		1.43%	1.35%	1.43%	10.06%
$13.19	2.74%		$604		1.43%	1.72%	1.43%	16.64%
$13.03	10.76%		$—	(d)	1.45%	2.86%	1.49%	21.63%

$10.86	2.76%		$6		1.16%	2.62%	1.24%	43.09%
$11.02	3.24%		$6		1.20%	3.32%	1.33%	131.87%
$11.32	7.03%		$42		1.21%	3.45%	1.37%	122.94%

Sterling Capital Funds
Notes to Financial Statements (Unaudited)
March 31, 2012

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As the date of these financial statements, Trust offers shares of Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital National Tax-Free Money Market Fund, Sterling Capital Prime Money Market Fund, Sterling Capital U.S. Treasury Money Market Fund, Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund (referred to individually as a “Fund” and collectively as the “Funds”). This report includes all Funds in the Trust, except for Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Equity Index Fund which are shown in separate reports. Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland IntermediateTax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital National Tax-Free Money Market Fund, Sterling Capital Prime Money Market Fund and Sterling Capital U.S.Treasury Money Market Fund are referred to as the “Money Market Funds.” Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund and Sterling Capital Strategic Allocation Equity Fund are referred to as the “Funds of Funds.” The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds and exchange traded funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies (including exchange traded funds), each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate of other similar securities. In addition, underlying investment companies may invest in derivatives.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2012, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Total Return Bond Fund offer Class R Shares. Class B Shares of Sterling Capital Short-Term Bond Fund is not being offered. Class B Shares of Sterling Capital National Tax-Free Money Market Fund and the Tax-Free Funds are not being offered. Class B Shares automatically convert to Class A Shares after eight years. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding Sterling Capital Short-Term Bond Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. Class A Shares of Sterling Capital Short-Term Bond Fund and theTax-Free Funds have a maximum sales charge of 2.50%, as a percentage of the original purchase price. Prior to March 1, 2011 for Sterling Capital Short-Term Bond Fund and prior to February 1, 2012 for the Tax-Free Funds, the maximum sales charge on Class A Shares was 3.00%. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase for all Funds except Tax-Free Funds, Intermediate U.S. Government Fund and Short-Term Bond Fund. With respect toTax-Free Funds, Intermediate U.S. Government Fund and Short-Term Bond Fund, sales over $500,000 are not subject to a sales load but will be subject to a CDSC of 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of the Trust, Sterling

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

Capital Management LLC and its affiliates, and (ii) shareholders who purchased shares online at www.sterlingcapitalfunds.com. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in securities held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2012, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2012 is as follows:

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Select Equity Fund.	$221,532,490(a)	$—	$—	$221,532,490
Sterling Capital Mid Value Fund	375,998,488(a)	—	—	375,998,488
Sterling Capital Small Value Fund	89,197,956(a)	—	—	89,197,956
Sterling Capital Special Opportunities Fund	741,295,966(a)	—	—	741,295,966
Sterling Capital Equity Income Fund	1,018,160,060(a)	—	—	1,018,160,060
Sterling Capital Short-Term Bond Fund	911,595(b)	54,500,974(a)	—	55,412,569
Sterling Capital Intermediate U.S. Government Fund	705,319(b)	167,452,886(a)	—	168,158,205
Sterling Capital Total Return Bond Fund	26,988,003(b)	508,638,016(a)	—	535,626,019
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,728,635(b)	23,710,460(a)	—	25,439,095
Sterling Capital Maryland Intermediate Tax-Free Fund	4,021,543(b)	37,896,764(a)	—	41,918,307
Sterling Capital North Carolina Intermediate Tax-Free Fund	10,518,101(b)	235,718,357(a)	—	246,236,458
Sterling Capital South Carolina Intermediate Tax-Free Fund	5,472,822(b)	63,493,803(a)	—	68,966,625
Sterling Capital Virginia Intermediate Tax-Free Fund.	4,264,111(b)	127,632,842(a)	—	131,896,953
Sterling Capital West Virginia Intermediate Tax-Free Fund	4,207,902(b)	106,291,215(a)	—	110,499,117
Sterling Capital National Tax-Free Money Market Fund	1,325,651(b)	156,778,897(a)	—	158,104,548
Sterling Capital Prime Money Market Fund	938(b)	463,452,810(a)	—	463,453,748
Sterling Capital U.S. Treasury Money Market Fund	—	248,857,493(a)	—	248,857,493
Sterling Capital Strategic Allocation Conservative Fund	18,791,709(a)	—	—	18,791,709
Sterling Capital Strategic Allocation Balanced Fund	35,795,212(a)	—	—	35,795,212
Sterling Capital Strategic Allocation Growth Fund	26,033,616(a)	—	—	26,033,616
Sterling Capital Strategic Allocation Equity Fund.	8,085,241(a)	—	—	8,085,241
Liabilities:
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	$1,112,000	$—	$—	$1,112,000
Sterling Capital Equity Income Fund (c)	268,800	—	—	268,800

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies.
(c)	Other financial instruments are written options shown at value.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. In addition, ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. Finally, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

Options Contracts — Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund write (sell) “covered” call options and purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities and Sterling Capital Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2012 are as follows:

	Sterling Capital Special Opportunities Fund		Sterling Capital Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	19,392	$2,286,751	2,200	$231,859
Options written	9,200	1,637,616	10,150	988,212
Options closed.	(4,950)	(629,062)	(2,550)	(191,450)
Options expired	(16,842)	(2,123,735)	(4,700)	(303,904)
Options exercised	(1,350)	(199,115)	(2,550)	(244,240)

Balance at end of period	5,450	$972,455	2,550	$480,477

The following is a summary of written call options outstanding as of March 31, 2012:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Akamai Technologies Inc., $32.00, 5/19/12	300	$(162,000)
Akamai Technologies Inc., $33.00, 5/19/12	400	(184,000)
Akamai Technologies Inc., $34.00, 5/19/12	300	(127,500)
EOG Resources Inc., $125.00, 4/21/12	500	(7,000)
FedEx Corp., $95.00, 04/21/12	500	(35,500)
FedEx Corp., $95.00, 07/21/12	350	(119,000)
Gilead Sciences Inc., $60.00, 5/19/12	1,000	(15,000)
Yamana Gold Inc., $60.00, 5/19/12	1,500	(30,000)
Yum! Brands, Inc., $65.00, 7/21/12	600	(432,000)

	5,450	$(1,112,000)

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

	Number of Contracts	Value
Sterling Capital Equity Income Fund
Intel Corp., $27.00, 4/21/12	700	$(95,900)
Intel Corp., $28.00, 4/21/12	600	(41,400.00)
McDonald’s Corp., $100.00, 6/16/12	750	(112,500)
McDonald’s Corp., $105.00, 6/16/12	500	(19,000)

	2,550	$(268,800)

Derivative Instruments Categorized by Risk Exposure — The Fund’s derivative contracts held at March 31, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in Note 2 Options Contracts. The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2012:

   Fair Values of Derivative Instruments

	Statements of Assets and Liabilities Location	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Liabilities
Equity contracts	Call options written	$1,112,000	$268,800

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2012:

   Net Realized Gain (Loss)

	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Equity Contracts
Written options	$2,252,171	$171,866
Net Change in Unrealized Appreciation (Depreciation)
Equity Contracts
Written options	$(1,966,350)	$151,318

For the period ended March 31, 2012, the average quarterly balance of derivative financial instruments was as follows:

	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund
Options Written (Equity Risk)
Average number of contracts	8,746	5,825
Average premium	$1,240,012	$680,855

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

When-Issued and Forward Commitments — The Funds, with the exception of Sterling Capital U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital National Tax-Free Money Market Fund, and Sterling Capital Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that the advisor or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

In April 2011, the FASB issued ASU No. 2011-03: Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the Sterling Capital Variable Insurance Funds are allocated across the Funds and Sterling Capital Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Short-Term Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Select Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Small Value Fund,

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and the Funds of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of net operating losses, disposition of market discount and market premium bonds, paydown gains and losses, mortgage dollar roll gains and losses, investments in real estate investment trusts (REITs), regulated investment companies (RICs) and the character of distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2012 were as follows:

	Purchases	Sales
Sterling Capital Select Equity Fund	$75,684,470	$89,983,591
Sterling Capital Mid Value Fund	17,009,916	52,339,204
Sterling Capital Small Value Fund	15,719,283	20,349,672
Sterling Capital Special Opportunities Fund	64,731,175	118,691,744
Sterling Capital Equity Income Fund	141,315,178	74,034,875
Sterling Capital Short-Term Bond Fund	21,777,943	27,356,194
Sterling Capital Intermediate U.S. Government Fund	8,972,007	11,138,875
Sterling Capital Total Return Bond Fund	127,636,401	101,219,596
Sterling Capital Kentucky Intermediate Tax-Free Fund	5,080,526	2,341,670
Sterling Capital Maryland Intermediate Tax-Free Fund	8,562,049	4,549,055
Sterling Capital North Carolina Intermediate Tax-Free Fund	45,972,551	26,293,698
Sterling Capital South Carolina Intermediate Tax-Free Fund	19,334,191	11,463,120
Sterling Capital Virginia Intermediate Tax-Free Fund	28,825,005	17,407,836
Sterling Capital West Virginia Intermediate Tax-Free Fund	18,456,363	13,360,335
Sterling Capital Strategic Allocation Conservative Fund	2,202,029	1,052,130
Sterling Capital Strategic Allocation Balanced Fund	5,401,279	5,023,241
Sterling Capital Strategic Allocation Growth Fund	4,586,720	4,231,302
Sterling Capital Strategic Allocation Equity Fund	2,099,510	2,903,585

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2012 were as follows:

	Purchases	Sales
Sterling Capital Short-Term Bond Fund	$3,198,929	$4,544,855
Sterling Capital Intermediate U.S. Government Fund	44,906,308	51,836,558
Sterling Capital Total Return Bond Fund	170,235,343	96,715,162

4.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2012 is set forth below:

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Dividend Income October 1, 2011- March 31, 2012	Distributions and Net Realized Gain (Loss) October 1, 2011- March 31, 2012
Sterling Capital Strategic Allocation Conservative Fund
Sterling Capital Equity Income Fund, Institutional Class	34,998	566	2,794	32,770	$515,479	$—	$1,061
Sterling Capital International Fund, Institutional Class	142,553	9,091	151,644	—	—	3,761	17,831
Sterling Capital Mid Value Fund, Institutional Class	55,954	—	4,415	51,539	750,928	7,487	3,101
Sterling Capital Select Equity Fund, Institutional Class	128,131	1,798	11,605	118,324	1,476,678	9,702	(15,365)
Sterling Capital Small Value Fund, Institutional Class	14,991	1,245	1,264	14,972	190,596	3,974	14,149
Sterling Capital Special Opportunities Fund, Institutional Class	19,096	824	1,511	18,409	352,160	—	4,286
Sterling Capital Total Return Bond Fund, Institutional Class	794,738	132,279	—	927,017	10,104,490	188,621	246,101
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	942,110	61,502,548	61,931,199	513,459	513,459	25	—

Total Affiliates	2,132,571	61,648,351	62,104,432	1,676,490	$13,903,790	$213,570	$271,164

Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Equity Income Fund, Institutional Class	107,587	261	13,658	94,190	$1,481,608	$10,895	$19,020
Sterling Capital International Fund, Institutional Class	437,910	—	437,910	—	—	21,833	101,955
Sterling Capital Mid Value Fund, Institutional Class	171,952	—	30,362	141,590	2,062,970	11,397	97,906
Sterling Capital Select Equity Fund, Institutional Class	393,575	—	65,728	327,847	4,091,534	27,754	(124,672)
Sterling Capital Small Value Fund, Institutional Class	46,078	3,623	9,262	40,439	514,790	—	49,766
Sterling Capital Special Opportunities Fund, Institutional Class	58,731	992	9,192	50,531	966,665	—	24,540
Sterling Capital Total Return Bond Fund, Institutional Class	807,670	309,983	—	1,117,653	12,182,416	203,089	267,258
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2,485,500	205,571,738	207,285,511	771,727	771,727	84	—

Total Affiliates	4,509,003	205,886,597	207,851,623	2,543,977	$22,071,710	$275,052	$435,773

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Equity Income Fund, Institutional Class	95,459	—	10,508	84,951	$1,336,271	$9,704	$14,178

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

	Shares Held at September 30, 2011	Shares Purchased	Shares Sold	Shares Held at March 31, 2012	Value at March 31, 2012	Dividend Income October 1, 2011- March 31, 2012	Distributions and Net Realized Gain (Loss) October 1, 2011- March 31, 2012
Sterling Capital International Fund, Institutional Class	388,782	—	388,782	—	$—	$19,202	$28,542
Sterling Capital Mid Value Fund, Institutional Class	152,585	—	25,017	127,568	1,858,659	10,090	74,292
Sterling Capital Select Equity Fund, Institutional Class	349,341	—	54,090	295,251	3,684,727	24,630	(76,959)
Sterling Capital Small Value Fund, Institutional Class	40,928	3,190	7,501	36,617	466,135	—	43,305
Sterling Capital Special Opportunities Fund, Institutional Class	52,132	873	7,764	45,241	865,470	—	22,474
Sterling Capital Total Return Bond Fund, Institutional Class	239,725	200,411	—	440,136	4,797,482	69,847	92,524
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2,258,108	148,903,411	150,440,909	720,610	720,610	63	—

Total Affiliates	3,577,060	149,107,885	150,934,571	1,750,374	$13,729,354	$133,536	$198,356

Sterling Capital Strategic Allocation Equity Fund
Sterling Capital Equity Income Fund, Institutional Class	36,527	—	8,050	28,477	$447,943	$3,578	$14,653
Sterling Capital International Fund, Institutional Class	148,467	29,663	178,130	—	—	9,155	37,527
Sterling Capital Mid Value Fund, Institutional Class	58,325	—	15,877	42,448	618,466	3,877	50,470
Sterling Capital Select Equity Fund, Institutional Class	133,506	43,919	33,525	143,900	1,795,876	10,686	(49,539)
Sterling Capital Small Value Fund, Institutional Class	15,669	1,276	4,770	12,175	154,992	—	20,053
Sterling Capital Special Opportunities Fund, Institutional Class	19,903	33,163	2,622	50,444	964,989	—	6,722
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	432,478	17,181,966	17,509,108	105,336	105,336	8	—

Total Affiliates	844,875	17,289,987	17,752,082	382,780	$4,087,602	$27,304	$79,886

5.	Related Party Transactions:

Under the terms of the investment advisory agreement Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment, except as noted, and are included on the Statements of Operations as “Less expenses waived/reimbursed by the Investment Advisor.” Information regarding these transactions is as follows for the period ended March 31, 2012:

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

	Prior to February 1, 2012		Effective February 1, 2012
	Contractual Fee Rate	Fee Rate after Contractual Waivers	Contractual Fee Rate	Fee Rate after Contractual Waivers
Sterling Capital Select Equity Fund	0.74%	0.60%	0.70%	0.60%(1)
Sterling Capital Mid Value Fund	0.74%	0.70%	0.70%	0.70%
Sterling Capital Small Value Fund	0.90%	0.80%	0.80%	0.80%
Sterling Capital Special Opportunities Fund	0.80%	0.80%	0.80%	0.80%
Sterling Capital Equity Income Fund	0.70%	0.70%	0.70%	0.70%
Sterling Capital Short-Term Bond Fund	0.34%	0.30%	0.30%	0.30%
Sterling Capital Intermediate U.S. Government Fund	0.60%	0.48%	0.48%	0.48%
Sterling Capital Total Return Bond Fund	0.60%	0.48%	0.37%	0.37%
Sterling Capital Kentucky Intermediate Tax-Free Fund	0.45%	0.40%	0.45%	0.45%
Sterling Capital Maryland Intermediate Tax-Free Fund	0.45%	0.40%	0.45%	0.45%
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.45%	0.45%	0.45%	0.45%
Sterling Capital National Tax-Free Money Market Fund	0.25%	0.20%(2)(3)	0.25%	0.20%(2)(3)
Sterling Capital Prime Money Market Fund	0.40%	0.28%(2)(3)	0.40%	0.28%(2)(3)
Sterling Capital U.S. Treasury Money Market Fund	0.40%	0.26%(2)(3)	0.40%	0.26%(2)(3)
Sterling Capital Strategic Allocation Conservative Fund	0.25%	0.25%	0.25%	0.25%
Sterling Capital Strategic Allocation Balanced Fund	0.25%	0.25%	0.25%	0.25%
Sterling Capital Strategic Allocation Growth Fund	0.25%	0.25%	0.25%	0.25%
Sterling Capital Strategic Allocation Equity Fund	0.25%	0.25%	0.25%	0.25%

(1)	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund through January 31, 2013.
(2)

For all or a portion of the period, Sterling Capital voluntarily waived and/or reimbursed certain expenses of the Funds. Voluntary waivers and reimbursements of expenses may be discontinued at any time.

(3)

Sterling Capital has contractually agreed to limit the advisory fees paid by each Money Market Fund to 0.20% with regard to Sterling Capital National Tax-Free Money Market Fund, 0.28% with regard to Sterling Capital Prime Money Market Fund, and 0.26% with regard to Sterling Capital U.S. Treasury Money Market Fund (each, an “Advisory Fee Limit”) for the period from March 1, 2010 through January 31, 2013, Sterling Capital may recoup from each Money Market Fund all or a portion of the advisory fees that it voluntarily waives with respect to such Fund beyond the Advisory Fee Limit during the period from February 1, 2010 through January 31, 2013 (the “Recoupment Amount”), subject to certain limitations. Sterling Capital may not recoup any amount from a Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Contractual Fee Rate noted in the table above.

As of March 31, 2012, the amount of waived fees that are subject to possible recoupment through January 31, 2013 are as follows:

Amount
Sterling Capital National Tax-Free Money Market Fund	$353,661
Sterling Capital Prime Money Market Fund	2,843,161
Sterling Capital U.S. Treasury Money Market Fund	2,550,201

Pursuant to a sub-advisory agreement with Sterling Capital, BlackRock Advisors, LLC (BlackRock Advisors) serves as the sub-advisor to Sterling Capital Prime Money Market Fund and Sterling Capital National Tax-Free Money Market Fund, subject to the general supervision of the Board and Sterling Capital. Pursuant to a sub-advisory agreement with Sterling Capital, Scott & Stringfellow LLC (Scott & Stringfellow), a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund, subject to the general supervision of the Board and Sterling Capital. For their services, BlackRock Advisors and Scott & Stringfellow are entitled to a fee, payable by Sterling Capital.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds (except the Funds of Funds, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, the latter two of which are described in a separate report) pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds and Sterling Capital Variable Insurance Funds, excluding the assets of the Funds of Funds, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund and Sterling Capital Strategic Allocation Equity VIF, at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds (except Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund which are described in a separate report) for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

For the period ended March 31, 2012, the Funds paid $62,060 in brokerage fees to Scott & Stringfellow on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940Act. Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) (“the Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively, with the exception of Money Market Funds which make payments of up to 0.50% of the average daily net assets for Class A. The Distributor has contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Money Market Funds to 0.25% through January 31, 2013, and may voluntarily waive additional fees at any time. Prior to February 1, 2012 the Plan provided for payments to the Distributor of up to 0.50%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively, with the exception of Sterling Capital Mid Value Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund which made payments of up to 0.25% of the average daily net assets for Class A. The Distributor had contractually agreed to limit the distribution and service (12b-1) fees for Class A Shares of the Funds to 0.25% except for Sterling Capital Mid Value Fund, Sterling Capital West Virginia Intermediate Tax-Free Fund, Sterling Capital Prime Money Market Fund and Sterling Capital U.S. Treasury Money Market Fund through January 31, 2012, and could voluntarily waive additional fees at any time. The total contractual and voluntary waiver of distribution fees was $1,361,640 for the period ended March 31, 2012. Distribution fee waivers are included in the Statements of Operations as “Less expenses waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods. The Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2012, the Distributor received $642,592 from commissions earned on sales of shares of the Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2012 were $282,882. The fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

Sterling Capital and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $40,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Trust and the Sterling Capital Variable Insurance Funds based upon relative net assets.

6.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

7.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate commitment amount of $50,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than one percent (1%) per annum. The Agreement expires on March 31, 2013. During the period ended March 31, 2012 the following Fund utilized the line of credit:

	Average Interest Rate	Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Small Value Fund	1.25%	$24,000	1	1	$24,000

8.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “Income tax expense” in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2011, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity Fund	$110,011,194	2017
Sterling Capital Select Equity Fund	10,325,708	2018
Sterling Capital Mid Value Fund	22,741,167	2017
Sterling Capital Mid Value Fund	17,450,982	2018
Sterling Capital Small Value Fund	4,456,431	2016
Sterling Capital Small Value Fund	2,655,981	2017
Sterling Capital Equity Income Fund	33,082,724	2018
Sterling Capital Short-Term Bond Fund	48,188	2012
Sterling Capital Short-Term Bond Fund	2,094,190	2013
Sterling Capital Short-Term Bond Fund	1,246,269	2014
Sterling Capital Short-Term Bond Fund	3,940,976	2015
Sterling Capital Short-Term Bond Fund	160,380	2016
Sterling Capital Short-Term Bond Fund	359,956	2019
Sterling Capital Intermediate U.S. Government Fund	2,827,748	2014
Sterling Capital Intermediate U.S. Government Fund	10,119,332	2016
Sterling Capital Intermediate U.S. Government Fund	37,464	2019
Sterling Capital Prime Money Market Fund	19,807	2019
Sterling Capital Strategic Allocation Conservative Fund	14,165	2017
Sterling Capital Strategic Allocation Conservative Fund	8,974,540	2018

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

	Amount	Expires
Sterling Capital Strategic Allocation Balanced Fund	$508,094	2017
Sterling Capital Strategic Allocation Balanced Fund	9,432,218	2018
Sterling Capital Strategic Allocation Balanced Fund	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	1,235,282	2017
Sterling Capital Strategic Allocation Growth Fund	8,914,876	2018
Sterling Capital Strategic Allocation Growth Fund	4,640,596	2019
Sterling Capital Strategic Allocation Equity Fund	958,260	2017
Sterling Capital Strategic Allocation Equity Fund	8,277,491	2018
Sterling Capital Strategic Allocation Equity Fund	1,129,373	2019

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2011 were as follows:

	Distributions paid from		Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
	Ordinary Income	Net Long-Term Gains
Sterling Capital Select Equity Fund	$2,529,854	$—	$2,529,854	$—	$2,529,854
Sterling Capital Mid Value Fund	2,148,818	—	2,148,818	—	2,148,818
Sterling Capital Small Value Fund	302	—	302	—	302
Sterling Capital Special Opportunities Fund	—	3,480,253	3,480,253	—	3,480,253
Sterling Capital Equity Income Fund	9,549,811	—	9,549,811	—	9,549,811
Sterling Capital Short-Term Bond Fund	2,103,545	—	2,103,545	—	2,103,545
Sterling Capital Intermediate U.S. Government Fund	5,886,940	—	5,886,940	—	5,886,940
Sterling Capital Total Return Bond Fund	23,938,737	2,394,789	26,333,526	—	26,333,526
Sterling Capital Kentucky Intermediate Tax-Free Fund	1,812	109,347	111,159	666,600	777,759
Sterling Capital Maryland Intermediate Tax-Free Fund	34,364	98,229	132,593	976,969	1,109,562
Sterling Capital North Carolina Intermediate Tax-Free Fund	297,482	759,154	1,056,636	5,771,102	6,827,738
Sterling Capital South Carolina Intermediate Tax-Free Fund	126,393	8,619	135,012	1,304,839	1,439,851
Sterling Capital Virginia Intermediate Tax-Free Fund	33,720	333,279	366,999	3,199,948	3,566,947
Sterling Capital West Virginia Intermediate Tax-Free Fund	2,308	99,488	101,796	3,432,048	3,533,844
Sterling Capital National Tax-Free Money Market Fund	—	166	166	24,613	24,779
Sterling Capital Prime Money Market Fund	72,227	—	72,227	—	72,227
Sterling Capital U.S. Treasury Money Market Fund	30,093	—	30,093	—	30,093
Sterling Capital Strategic Allocation Conservative Fund	455,323	—	455,323	—	455,323
Sterling Capital Strategic Allocation Balanced Fund	698,584	—	698,584	—	698,584
Sterling Capital Strategic Allocation Growth Fund	341,188	—	341,188	—	341,188
Sterling Capital Strategic Allocation Equity Fund	56,764	—	56,764	—	56,764

*	Total Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2012:

Post- October Capital Losses
Sterling Capital Short-Term Bond Fund	$172,717
Sterling Capital Intermediate U.S. Government Fund	304,516
Sterling Capital Strategic Allocation Growth Fund	245,875
Sterling Capital Strategic Allocation Equity Fund	26,760

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued)
March 31, 2012

At March 31, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Select Equity Fund	$179,338,028	$45,049,771	$(2,855,309)	$42,194,462
Sterling Capital Mid Value Fund	304,446,459	87,158,738	(15,606,709)	71,552,029
Sterling Capital Small Value Fund	83,900,571	11,559,265	(6,261,880)	5,297,385
Sterling Capital Special Opportunities Fund	599,084,165	145,059,104	(2,847,303)	142,211,801
Sterling Capital Equity Income Fund	852,768,268	168,905,438	(3,513,646)	165,391,792
Sterling Capital Short-Term Bond Fund	54,828,996	684,639	(101,066)	583,573
Sterling Capital Intermediate U.S. Government Fund	160,616,878	7,597,316	(55,989)	7,541,327
Sterling Capital Total Return Bond Fund	520,868,102	16,636,760	(1,878,843)	14,757,917
Sterling Capital Kentucky Intermediate Tax-Free Fund	23,876,216	1,573,825	(10,946)	1,562,879
Sterling Capital Maryland Intermediate Tax-Free Fund	39,718,861	2,220,616	(21,170)	2,199,446
Sterling Capital North Carolina Intermediate Tax-Free Fund	232,779,716	13,846,127	(389,385)	13,456,742
Sterling Capital South Carolina Intermediate Tax-Free Fund	66,061,408	3,026,313	(121,096)	2,905,217
Sterling Capital Virginia Intermediate Tax-Free Fund	123,607,964	8,362,448	(73,459)	8,288,989
Sterling Capital West Virginia Intermediate Tax-Free Fund	104,783,442	5,776,419	(60,744)	5,715,675
Sterling Capital National Tax-Free Money Market Fund	158,104,548	—	—	—
Sterling Capital Prime Money Market Fund	380,940,748	—	—	—
Sterling Capital U.S. Treasury Money Market Fund	248,857,493	—	—	—
Sterling Capital Strategic Allocation Conservative Fund	16,761,672	2,409,616	(379,579)	2,030,037
Sterling Capital Strategic Allocation Balanced Fund	31,254,686	5,423,013	(882,487)	4,540,526
Sterling Capital Strategic Allocation Growth Fund	22,336,179	4,410,320	(712,883)	3,697,437
Sterling Capital Strategic Allocation Equity Fund	7,118,327	1,277,112	(310,198)	966,914

9.	Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted the following item:

On May 18, 2012, the Board approved an amendment to the administration agreement with Sterling Capital pursuant to which, effective July 1, 2012, the fee rate to be paid to Sterling Capital will be 0.1075% of the first $3.5 billion of average net assets; 0.075% of the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion.

Sterling Capital Funds

March 31, 2012

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is filed with the Commission within 60 days of the end of the quarter to which it relates, and is available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISOR

Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

STERLING
CAPITAL FUNDS

SCF2100
04/12

©2012 Sterling Capital Funds

Semi-Annual Report

Sterling Capital Corporate Fund

Sterling Capital Securitized Opportunities Fund

Class S Shares

March 31, 2012

Notice of Privacy Policy & Practices

Sterling Capital Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the Sterling Capital Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the Sterling Capital Funds or service providers to the Sterling Capital Funds.

Disclosure of Customer Information

We may disclose all of the consumer information outlined above to third parties who are not affiliated with the Sterling Capital Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the Sterling Capital Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

Security of Customer Information

We require service providers to the Sterling Capital Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the Sterling Capital Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the Sterling Capital Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Sterling Capital Funds.

1 For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the Sterling Capital Funds and individuals who provide nonpublic personal information to the Sterling Capital Funds, but do not invest in Sterling Capital Funds shares.

Sterling Capital Funds

Table of Contents
Letter from the President and the Investment Advisor	1

Summary of Portfolio Holdings	2

Expense Example	3

Schedules of Portfolio Investments

Sterling Capital Corporate Fund	4

Sterling Capital Securitized Opportunities Fund	7

Financial Statements	9

Notes to Financial Statements	13

Other Information	18

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this Sterling Capital Funds semiannual report covering the six months between October 1, 2011 and March 31, 2012. Market perceptions of the recovering economy led to significant gains in equities for the period, as strong corporate-sector fundamentals and efforts to alleviate the eurozone debt crisis bolstered investor confidence. Fixed-income securities meanwhile experienced modest returns.

The economy continued to modestly expand during the six months under review, and some U.S. economic data, including key measures of manufacturing and consumer spending, beat expectations. Corporate balance sheets remained strong and the job market continued to expand, though relatively high unemployment remained a drag on the economy.

Real income declined and the consumer savings rate remained low during the period. Meanwhile, rising gasoline prices threatened to damage consumer confidence, though a warmer than usual winter reduced heating costs and left consumers with more cash. This was one factor that contributed to strong retail sales in early 2012. Consumer confidence climbed moderately, but remained low by historical standards. Business confidence continued to improve throughout the period, and manufacturing activity appeared robust. Housing starts and sales of existing homes increased, but pending foreclosures and a large invisible inventory of homes indicated continuing weakness in the housing market.

Despite these improving economic conditions, however, the severity of the recession and slow pace of job creation has left the trajectory of the economic recovery shallower than past recoveries. As a result, we believe the recovery remains susceptible to another shock. Moreover, much of the recent better-than-expected economic data are not considered leading indicators. While they reflect recent improving economic conditions, they don’t necessarily offer insight into future trends or preclude the possibility of an impending recession.

The U.S. gross domestic product increased at an annualized rate of 3% during the first half of this semiannual period. According to preliminary figures, GDP grew at an annualized 2.2% rate during the second half of the period. The Federal Reserve maintained its aggressive stance toward monetary policy, keeping its target short-term interest rate at a range between zero and 0.25%, a historic low, throughout the period.

The Fed’s announcement that it would maintain its accommodative monetary policy until at least 2014 helped fuel a rally in equities during the period. Measures taken by the European Central Bank to increase liquidity within the most troubled European economies provided some respite from the eurozone crisis, further contributing to the equity rally. Even so, Europe remained a central cause of concern for investors, and fiscal austerity and structural issues continue to indicate a strong likelihood of a European recession. Due in part to these pressures, U.S. stocks outperformed international equities during the period.

The S&P 500® Index[1] climbed steadily throughout the period, gaining 25.9% during the six months under review. Small-cap stocks slightly outperformed larger shares, with the Russell 2000 index of small-cap stocks gaining 29.8%. Likewise, the U.S. fixed-income market was supported by a more promising economic outlook, improving corporate balance sheets, pressure to reduce government debt and spending, and consumer and corporate deleveraging.

We will continue to monitor the evolving economic and market climate, and will manage the Sterling Capital Funds accordingly. Thank you for your confidence in Sterling Capital Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

E.G. Purcell, III

President

Sterling Capital Funds

Jeffrey J. Schappe, CFA

Managing Director-Chief Market Strategist

Sterling Capital Management LLC

[1]    “S&P 500®” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Sterling Capital Funds. The S&P 500® Index is generally considered to be representative of the performance of the stock market as a whole. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. A Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

Past performance does not guarantee future results.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. Sterling Capital Management LLC (“Sterling Capital”) serves as investment advisor to the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”) and is paid a fee for its services. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by Sterling Capital Distributors, LLC. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. Sterling Capital does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or as offering individual or personalized investment advice.

1

Sterling Capital Funds

   Summary of Portfolio Holdings (Unaudited)

   March 31, 2012

Each Sterling Capital Fund’s portfolio composition was as follows at March 31, 2012:

Sterling Capital Corporate Fund	Percentage of net assets
Corporate Bonds	95.9%
Preferred Stocks	2.6%
Cash Equivalents	1.9%

100.4%

Sterling Capital Securitized Opportunities Fund	Percentage of net assets
Asset Backed Securities	4.6%
Collateralized Mortgage Obligations	12.2%
Commercial Mortgage-Backed Securities	22.6%
Mortgage-Backed Securities	66.3%
Cash Equivalents	0.6%

106.3%

2

Sterling Capital Funds
Expense Example (Unaudited) March 31, 2012

As a shareholder of the Sterling Capital Funds (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 - 3/31/12*	Expense Ratio During Period 10/1/11 - 3/31/12
Sterling Capital Corporate Fund	$1,000.00	$1,042.50	$1.63	0.32%
Sterling Capital Securitized Opportunities Fund	1,000.00	1,026.00	1.77	0.35%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Sterling Capital Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period 10/1/11 - 3/31/12*	Expense Ratio During Period 10/1/11 - 3/31/12
Sterling Capital Corporate Fund	$1,000.00	$1,023.40	$1.62	0.32%
Sterling Capital Securitized Opportunities Fund	1,000.00	1,023.25	1.77	0.35%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183 days divided by 366 (to reflect the six month period).

3

Sterling Capital Corporate Fund
Schedule of Portfolio Investments March 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (95.9%)
	Consumer Discretionary (7.7%)
$190,000	CBS Corp., 8.875%, 5/15/19	$249,628
510,000	Comcast Corp., 6.500%, 1/15/17	610,204
480,000	DIRECTV Holdings LLC, 6.000%, 8/15/40	512,577
440,000	Home Depot, Inc. (The), 5.875%, 12/16/36	527,176
345,000	Macy’s Retail Holdings, Inc., 5.750%, 7/15/14	378,168
310,000	McDonald’s Corp., MTN, 5.350%, 3/1/18	370,993
455,000	NBCUniversal Media LLC, 5.950%, 4/1/41	523,640
515,000	Time Warner Cable, Inc., 5.000%, 2/1/20	568,641
350,000	Time Warner, Inc., 6.100%, 7/15/40	391,705
235,000	Viacom, Inc., 6.125%, 10/5/17	280,649
185,000	Walt Disney Co. (The), 1.350%, 8/16/16	185,610
325,000	Walt Disney Co. (The), MTN, Series B, 6.200%, 6/20/14	365,466
570,000	Wyndham Worldwide Corp., 2.950%, 3/1/17	565,052

		5,529,509

	Consumer Staples (7.8%)
340,000	Altria Group, Inc., 9.950%, 11/10/38	517,156
275,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	297,983
214,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	283,757
465,000	Cargill, Inc., 4.307%, 5/14/21(a)	493,373
620,000	Coca-Cola Co. (The), 3.150%, 11/15/20	647,715
330,000	CVS Caremark Corp., 6.125%, 9/15/39	385,480
355,000	Flowers Foods, Inc., 4.375%, 4/1/22	353,494
275,000	J.M. Smucker Co. (The), 3.500%, 10/15/21	278,609
200,000	Kellogg Co., Series B, 7.450%, 4/1/31	262,191
440,000	Kraft Foods, Inc., 5.375%, 2/10/20	508,659
495,000	Lorillard Tobacco Co., 6.875%, 5/1/20	581,605
375,000	SABMiller Holdings, Inc., 4.950%, 1/15/42(a)	388,510
345,000	Wal-Mart Stores, Inc., 2.800%, 4/15/16	366,907
205,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41	248,126

		5,613,565

	Energy (13.9%)
390,000	Apache Corp., 3.625%, 2/1/21	411,305
575,000	BP Capital Markets PLC, 3.200%, 3/11/16	609,233
710,000	Buckeye Partners LP, 4.875%, 2/1/21	738,724
210,000	Canadian Natural Resources, Ltd., 6.500%, 2/15/37	260,324
647,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(a)	651,763
604,000	Energy Transfer Partners LP, 9.000%, 4/15/19	749,042
555,000	Enterprise Products Operating LLC, 6.450%, 9/1/40	653,364
280,000	Halliburton Co., 4.500%, 11/15/41	283,498
216,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	213,853
283,000	Noble Energy, Inc., 4.150%, 12/15/21	289,258
650,000	Occidental Petroleum Corp., 1.750%, 2/15/17	657,224
774,000	Petrobras International Finance Co., 3.500%, 2/6/17	793,326
450,000	Petrohawk Energy Corp., 7.875%, 6/1/15	472,500
358,000	Phillips 66, 4.300%, 4/1/22(a)	364,157
595,000	Plains All American Pipeline LP, 5.000%, 2/1/21	653,320
226,000	Schlumberger Investment SA, 3.300%, 9/14/21(a)	228,970
480,000	Shell International Finance BV, 6.375%, 12/15/38	635,067
350,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	371,660

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Energy — (continued)
$260,000	Statoil ASA, 5.100%, 8/17/40	$290,997
610,000	Williams Partners LP, 7.250%, 2/1/17	734,067

		10,061,652

	Financials (38.0%)
205,000	Abbey National Treasury Services PLC, 4.000%, 4/27/16	203,387
395,000	Aflac, Inc., 8.500%, 5/15/19	515,554
352,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	344,570
670,000	American Express Co., 7.250%, 5/20/14	754,317
680,000	American International Group, Inc., 3.800%, 3/22/17	688,538
700,000	Bank of America Corp., 5.700%, 1/24/22	741,009
325,000	Bank of Nova Scotia, 4.375%, 1/13/21	352,241
250,000	Barclays Bank PLC, 3.900%, 4/7/15	259,743
390,000	Caterpillar Financial Services Corp., MTN, 7.150%, 2/15/19	503,772
375,000	CIT Group, Inc., 4.750%, 2/15/15(a)	378,310
690,000	Citigroup, Inc., 6.010%, 1/15/15	749,688
235,000	Citigroup, Inc., 6.875%, 3/5/38	271,331
570,000	Colonial Realty LP, 6.250%, 6/15/14	606,221
392,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	379,092
500,000	Countrywide Financial Corp., 6.250%, 5/15/16	521,034
395,000	Credit Suisse, 5.400%, 1/14/20	406,636
332,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	323,697
780,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15	852,040
1,215,000	General Electric Capital Corp., 4.375%, 9/21/15	1,325,332
755,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	932,380
660,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	654,722
510,000	HSBC Finance Corp., 6.676%, 1/15/21	544,391
625,000	ING Bank NV, 2.650%, 1/14/13(a)	626,063
470,000	Jefferies Group, Inc., 8.500%, 7/15/19	521,700
270,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16	273,211
760,000	JPMorgan Chase & Co., 2.600%, 1/15/16	768,968
985,000	JPMorgan Chase & Co., 4.350%, 8/15/21	1,006,408
490,000	KeyCorp, MTN, 3.750%, 8/13/15	517,938
375,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(a)	376,433
100,000	Merrill Lynch & Co., Inc., 6.750%, 6/1/28	103,043
400,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	444,680
435,000	MetLife, Inc., 6.750%, 6/1/16	516,807
750,000	Morgan Stanley, 5.300%, 3/1/13	771,406
760,000	Morgan Stanley, MTN, 6.625%, 4/1/18	800,291
754,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17	754,559
442,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	641,045
600,000	PNC Bank N.A., BKNT, 4.875%, 9/21/17	652,453
290,000	Prudential Financial, Inc., 8.875%, 6/15/38(b)	342,200
245,000	Prudential Financial, Inc., MTN, 5.625%, 5/12/41	255,129
535,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	556,169
460,000	Simon Property Group LP, REIT, 10.350%, 4/1/19	633,640

Continued

4

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued) March 31, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$450,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18	$458,019
400,000	SunTrust Banks, Inc., 3.500%, 1/20/17	408,000
375,000	Toronto-Dominion Bank (The), 2.375%, 10/19/16	384,659
575,000	U.S. Bank N.A., 3.778%, 4/29/20(b)	600,338
510,000	Ventas Realty LP, REIT, 4.750%, 6/1/21	514,572
500,000	Wachovia Corp., 5.625%, 10/15/16	557,293
505,000	Wachovia Corp., 5.500%, 8/1/35	514,105
495,000	WEA Finance LLC, 4.625%, 5/10/21(a)	500,739
577,000	WR Berkley Corp., 4.625%, 3/15/22	575,031

		27,382,904

	Health Care (6.3%)
320,000	Abbott Laboratories, 5.125%, 4/1/19	377,443
340,000	Cigna Corp., 5.375%, 2/15/42	348,729
485,000	DENTSPLY International, Inc., 2.750%, 8/15/16	487,536
611,000	Gilead Sciences, Inc., 3.050%, 12/1/16	639,337
275,000	Sanofi, 4.000%, 3/29/21	299,505
445,000	Stryker Corp., 2.000%, 9/30/16	456,146
575,000	Teva Pharmaceutical Finance II BV, 3.000%, 6/15/15	605,212
470,000	Thermo Fisher Scientific, Inc., 3.200%, 3/1/16	500,732
360,000	UnitedHealth Group, Inc., 4.625%, 11/15/41	360,096
470,000	WellPoint, Inc., 4.350%, 8/15/20	508,727

		4,583,463

	Industrials (4.6%)
870,000	Burlington Northern Santa Fe LLC, 4.700%, 10/1/19	973,030
595,000	Corrections Corp. of America, 7.750%, 6/1/17	648,550
350,000	Republic Services, Inc., 3.800%, 5/15/18	375,805
245,000	Textron, Inc., 4.625%, 9/21/16	258,661
350,000	URS Corp., 5.000%, 4/1/22(a)	345,972
445,000	Verisk Analytics, Inc., 5.800%, 5/1/21	475,114
245,000	Waste Management, Inc., 2.600%, 9/1/16	251,046

		3,328,178

	Information Technology (2.3%)
300,000	Hewlett-Packard Co., 2.600%, 9/15/17	299,815
329,000	Intel Corp., 4.800%, 10/1/41	350,452
645,000	International Business Machines Corp., 1.000%, 8/5/13	649,133
305,000	Oracle Corp., 5.375%, 7/15/40	352,662

		1,652,062

	Materials (5.5%)
280,000	Alcoa, Inc., 5.550%, 2/1/17	307,586
275,000	Barrick Gold Corp., 1.750%, 5/30/14	278,396
250,000	Bemis Co., Inc., 4.500%, 10/15/21	261,236
590,000	Dow Chemical Co. (The), 4.250%, 11/15/20	617,366
290,000	Ecolab, Inc., 5.500%, 12/8/41	314,507
335,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	321,740
547,000	Newmont Mining Corp., 4.875%, 3/15/42	508,937
365,000	Rio Tinto Finance USA, Ltd., 5.200%, 11/2/40	385,622
279,000	Rock-Tenn Co., 4.900%, 3/1/22(a)	278,591
420,000	Sealed Air Corp., 6.875%, 7/15/33(a)	401,100
265,000	Vale Overseas, Ltd., 6.875%, 11/21/36	307,357

		3,982,438

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Telecommunication Services (5.9%)
$565,000	America Movil SAB de CV, 5.625%, 11/15/17	$657,828
320,000	AT&T, Inc., 5.500%, 2/1/18	377,006
428,000	AT&T, Inc., 5.550%, 8/15/41	474,405
255,000	British Telecommunications PLC, 9.625%, 12/15/30	375,187
690,000	Crown Castle International Corp., 9.000%, 1/15/15	759,000
385,000	Telecom Italia Capital SA, 5.250%, 10/1/15	397,513
375,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	373,259
665,000	Verizon Communications, Inc., 6.350%, 4/1/19	809,810

		4,224,008

	Utilities (3.9%)
495,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	610,675
500,000	Georgia Power Co., Series 07-A, 5.650%, 3/1/37	586,162
266,000	Mississippi Power Co., 2.350%, 10/15/16	274,425
270,000	Ohio Power Co., Series D, 6.600%, 3/1/33	329,895
375,000	PSEG Power LLC, 5.500%, 12/1/15	420,984
125,000	PSEG Power LLC, 2.750%, 9/15/16	126,191
395,000	Virginia Electric & Power Co., 5.400%, 4/30/18	469,636

		2,817,968

	Total Corporate Bonds (Cost $68,198,566)	69,175,747

Shares
PREFERRED STOCKS (2.6%)
	Consumer Staples (0.5%)
3	HJ Heinz Finance Co., Series B, 8.000%(a)	324,750

	Financials (1.8%)
17,200	Citigroup Capital XIII, 7.875%	467,840
9,000	Citigroup Capital XIX, 7.250%	226,350
9,125	Fifth Third Capital Trust VI, 7.250%	230,497
14,325	US Bancorp, Series F, 6.500%	389,497

		1,314,184

	Telecommunication Services (0.3%)
8,000	Qwest Corp., 7.375%	208,320

	Total Preferred Stocks (Cost $1,827,876)	1,847,254

Continued

5

Sterling Capital Corporate Fund
Schedule of Portfolio Investments — (continued) March 31, 2012 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (1.9%)
1,392,952	Federated Treasury Obligations Fund, Institutional Shares	$1,392,952

	Total Investment Company (Cost $1,392,952)	1,392,952

Total Investments — 100.4% (Cost $71,419,394)		72,415,953
Net Other Assets (Liabilities) — (0.4)%		(318,932)

NET ASSETS — 100.0%		$72,097,021

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

RE — Reinsurance

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

6

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments March 31, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.6%)
$325,000	American Express Credit Account Master Trust, Series 2009-2, Class A, 1.492%, 3/15/17(a)(b)	$334,132
285,000	Bank of America Credit Card Trust, Series 2008-A7, Class A7, 0.942%, 12/15/14(a)(b)	285,561
381,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.302%, 1/15/16(a)(b)	381,016
433,000	Chase Issuance Trust, Series 2008-A6, Class A6, 1.442%, 5/15/15(a)(b)	438,899
180,000	MBNA Credit Card Master Note Trust, Series 2006-A2, Class A2, 0.302%, 6/15/15(a)(b)	180,000

	Total Asset Backed Securities (Cost $1,621,444)	1,619,608

COLLATERALIZED MORTGAGE OBLIGATIONS (12.2%)
343,942	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	335,394
66,669	Banc of America Mortgage Securities, Inc., Series 2004-7, Class 5A10, 5.250%, 8/25/34	66,645
338,329	Chase Mortgage Finance Corp., Series 2004-S3, Class 2A5, 5.500%, 3/25/34	352,403
379,422	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	384,280
418,474	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	413,049
235,977	Countrywide Home Loans Mortgage Pass Through Trust, Series 2003-J7, Class 1A3, 5.250%, 8/25/33	242,732
110,602	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	114,734
372,125	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	391,023
372,576	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	381,657
539,404	Fannie Mae, Series 2011-111, Class MA, 4.000%, 7/25/38	566,415
409,718	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	399,269
87,406	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	88,384
333,246	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.000%, 5/25/35	328,392
250,114	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	248,203

	Total Collateralized Mortgage Obligations (Cost $4,218,385)	4,312,580

COMMERCIAL MORTGAGE-BACKED SECURITIES (22.6%)
300,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.171%, 11/10/42(a)(b)	329,934
350,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.194%, 11/10/42(a)	366,887

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$355,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)(b)	$398,476
119,095	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	121,758
300,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.405%, 12/11/40(a)	335,100
300,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41(b)	326,178
250,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4, 5.700%, 6/11/50(b)	285,257
390,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48(b)	439,890
167,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	179,699
358,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	368,429
350,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	386,017
180,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39(b)	198,076
385,500	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, 4.780%, 7/15/42	406,773
400,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43(a)(b)	451,594
300,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 5.871%, 4/15/45(a)(b)	341,168
345,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49(b)	382,326
300,000	LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A5, 5.150%, 4/15/30(a)(b)	329,968
350,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	368,065
300,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40(b)	336,317
240,000	Morgan Stanley Capital I, Series 2006-HQ10, Class A4, 5.328%, 11/12/41(b)	266,655
160,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.467%, 3/12/44(a)(b)	170,333
300,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class D, 5.072%, 2/15/35(a)	304,162
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class B, 5.109%, 12/15/35(a)	207,999
400,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)(b)	429,979

Continued

7

Sterling Capital Securitized Opportunities Fund
Schedule of Portfolio Investments — (continued) March 31, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$300,000	WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A3, 3.143%, 4/15/45	$304,315

	Total Commercial Mortgage-Backed Securities (Cost $7,877,888)	8,035,355

MORTGAGE-BACKED SECURITIES (66.3%)
	Fannie Mae(c) (36.0%)
394,270	3.841%, 9/1/20, Pool #FN0010	426,457
98,575	4.000%, 10/1/25, Pool #MA0535	104,503
473,882	3.500%, 2/1/26, Pool #AH6973	497,490
212,916	4.000%, 2/1/26, Pool #AH4828	226,186
292,681	4.000%, 3/1/26, Pool #AH6827	310,922
291,003	5.500%, 2/1/35, Pool #735230	319,296
220,393	5.500%, 12/1/35, Pool #AE0115	241,949
403,664	5.500%, 3/1/36, Pool #745353	441,839
551,212	5.500%, 8/1/37, Pool #995082	604,805
344,577	6.000%, 10/1/37, Pool #943635	379,996
522,118	6.000%, 12/1/37, Pool #960393	575,786
838,712	5.000%, 5/1/38, Pool #933806	906,667
385,298	5.500%, 5/1/38, Pool #889452	420,171
686,846	5.500%, 6/1/38, Pool #984277	749,012
491,159	6.000%, 6/1/38, Pool #889493	541,644
384,896	6.000%, 8/1/38, Pool #964874	424,459
338,459	6.000%, 9/1/38, Pool #190391	373,249
200,450	5.500%, 11/1/38, Pool #930175	218,592
437,886	4.500%, 6/1/39, Pool #AA7681	465,879
482,986	4.500%, 9/1/39, Pool #AC1830	513,861
440,621	5.000%, 12/1/39, Pool #AC8518	476,184
449,285	4.500%, 6/1/40, Pool #AD6432	478,568
437,525	4.500%, 7/1/40, Pool #AB1250	466,041
280,038	4.500%, 9/1/40, Pool #AE0411	300,127
379,788	4.000%, 1/1/41, Pool #AH4732	400,412
484,298	4.000%, 2/1/41, Pool #AH4874	508,327
84,231	4.000%, 2/1/41, Pool #AH6188	89,069
393,489	4.500%, 6/1/41, Pool #AC9298	419,873
300,391	4.000%, 12/1/41, Pool #AJ6091	315,296
532,000	4.500%, 4/15/42(d)	565,832

		12,762,492

	Freddie Mac(c) (22.1%)
156,076	6.000%, 2/1/37, Pool #G02681	172,568
445,770	5.500%, 10/1/37, Pool #G03609	485,191
400,162	6.000%, 11/1/37, Pool #G03940	441,820
425,961	5.000%, 10/1/38, Pool #G04832	459,193
413,927	5.000%, 2/1/39, Pool #G05253	446,154
368,245	5.500%, 10/1/39, Pool #A89387	401,040
468,931	5.000%, 4/1/40, Pool #A91812	509,617
345,887	5.500%, 4/1/40, Pool #C03467	376,475
426,834	5.500%, 6/1/40, Pool #A92764	464,447
481,765	5.000%, 8/1/40, Pool #C03491	518,974

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(c) — (continued)
$367,720	4.000%, 11/1/40, Pool #A95085	$385,029
518,669	4.000%, 12/1/40, Pool #A95447	547,298
446,819	4.500%, 2/1/41, Pool #G08435	474,056
555,696	5.000%, 4/1/41, Pool #A97944	605,127
458,685	4.500%, 6/1/41, Pool #Q01443	486,645
471,853	4.500%, 6/1/41, Pool #Q01637	500,616
521,072	5.000%, 6/1/41, Pool #Q01226	562,375

		7,836,625

	Ginnie Mae (8.2%)
45,265	5.500%, 11/15/38, Pool #411080	50,641
511,034	4.500%, 6/15/39, Pool #720075	559,966
55,319	4.000%, 12/20/40, Pool #755678	59,639
402,556	4.500%, 3/20/41, Pool #4978	439,277
474,664	4.500%, 5/15/41, Pool #738310	520,114
662,000	5.000%, 4/15/42(d)	731,096
494,000	5.500%, 4/15/42(d)	552,045

		2,912,778

	Total Mortgage-Backed Securities (Cost $23,123,164)	23,511,895

Shares
INVESTMENT COMPANY (0.6%)
218,222	Federated Treasury Obligations Fund, Institutional Shares	218,222

	Total Investment Company (Cost $218,222)	218,222

Total Investments — 106.3% (Cost $37,059,103)		37,697,660
Net Other Assets (Liabilities) — (6.3)%		(2,239,665)

NET ASSETS — 100.0%		$35,457,995

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2012. The maturity date reflected is the final maturity date.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)	Represents securities purchased on a when-issued basis. At March 31, 2012, total cost of investments purchased on a when-issued basis was $1,847,323.

See accompanying notes to the financial statements.

8

Sterling Capital Funds
Statements of Assets and Liabilities March 31, 2012 (Unaudited)

	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund
Assets:
Investments:
Total investments, at cost	$71,419,394	$37,059,103
Unrealized appreciation/depreciation	996,559	638,557

Investments, at fair value	72,415,953	37,697,660
Cash	—	2,541
Interest and dividends receivable	871,245	134,782
Receivable for investments sold	897,816	325,742
Receivable for capital shares issued	275,071	60,000
Prepaid expenses	1,079	674

Total Assets	74,461,164	38,221,399

Liabilities:
Distributions payable	32,808	—
Payable for investments purchased	2,063,403	2,667,858
Payable for capital shares redeemed	254,214	85,373
Accrued expenses and other payables:
Investment advisory fees	9,085	4,489
Administration fees	3,028	1,496
Compliance service fees	21	33
Trustee fees	34	—
Other fees	1,550	4,155

Total Liabilities	2,364,143	2,763,404

Net Assets:	$72,097,021	$35,457,995

Net Assets Consist of:
Capital	$71,008,912	$34,910,827
Accumulated distributions in excess of net investment income	(37)	(201,761)
Accumulated realized gain	91,587	110,372
Net unrealized appreciation/depreciation	996,559	638,557

Net Assets	$72,097,021	$35,457,995

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)	7,081,025	3,485,946

Net Asset Value — offering and redemption price per share	$10.18	$10.17

See accompanying notes to the financial statements.

9

Sterling Capital Funds
Statements of Operations For the Six Months Ended March 31, 2012 (Unaudited)

	Sterling Capital Corporate Fund	Sterling Capital Securitized Opportunities Fund
Investment Income:
Interest income	$1,107,004	$513,885
Dividend income	36,704	55

Total investment income	1,143,708	513,940

Expenses:
Investment advisory fees (See Note 4)	121,978	69,500
Administration fees (See Note 4)	15,231	8,666
Audit fees	3,424	1,842
Compliance service fees (See Note 4)	324	205
Custodian fees	1,222	969
Fund accounting fees (See Note 4)	3,049	1,737
Legal fees	3,635	2,204
Printing fees	4,731	2,788
Transfer agent fees (See Note 4)	10,468	7,974
Trustee fees	2,173	1,394
Other fees	8,147	7,443

Total expenses before waivers	174,382	104,722

Less expenses waived by the Investment Advisor (See Note 4)	(76,236)	(43,437)

Net expenses	98,146	61,285

Net investment income	1,045,562	452,655

Realized and Unrealized Gain:
Net realized gain from investment transactions	111,877	110,399
Change in unrealized appreciation/depreciation on investments	1,350,218	338,392

Net realized and unrealized gain	1,462,095	448,791

Change in net assets from operations	$2,507,657	$901,446

See accompanying notes to the financial statements.

10

Sterling Capital Funds
Statements of Changes in Net Assets

	Sterling Capital Corporate Fund		Sterling Capital Securitized Opportunities Fund

	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period June 30, 2011* to September 30, 2011	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period June 30, 2011* to September 30, 2011
From Investment Activities:
Operations:
Net investment income	$1,045,562	$219,571	$452,655	$188,510
Net realized gain	111,877	12,512	110,399	82,425
Change in unrealized appreciation/depreciation	1,350,218	(353,659)	338,392	300,165

Change in net assets from operations	2,507,657	(121,576)	901,446	571,100

Distributions to Shareholders:
Net investment income	(1,049,127)	(216,043)	(660,308)	(238,471)
Net realized gains from investment transactions	(32,802)	—	(26,599)	—

Change in net assets from shareholders distributions	(1,081,929)	(216,043)	(686,907)	(238,471)

Capital Transactions:
Proceeds from shares issued	32,849,867	48,932,269	4,789,047	35,993,815
Distributions reinvested	901,035	162,438	686,907	238,471
Value of shares redeemed	(9,408,011)	(2,428,686)	(4,137,402)	(2,660,011)

Change in net assets from capital transactions	24,342,891	46,666,021	1,338,552	33,572,275

Change in net assets	25,768,619	46,328,402	1,553,091	33,904,904
Net Assets:
Beginning of period	46,328,402	—	33,904,904	—

End of period	$72,097,021	$46,328,402	$35,457,995	$33,904,904

Accumulated undistributed (distributions in excess of) net investment income	$(37)	$3,528	$(201,761)	$5,892

Share Transactions:
Issued	3,265,762	4,885,779	472,951	3,592,923
Reinvested	88,905	16,297	67,664	23,581
Redeemed	(932,883)	(242,835)	(408,575)	(262,598)

Change in Shares	2,421,784	4,659,241	132,040	3,353,906

*	Commencement of operations.

See accompanying notes to the financial statements.

11

Sterling Capital Funds
Financial Highlights, Class S Shares

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Sterling Capital Corporate Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period June 30, 2011* to September 30, 2011
Net Asset Value, Beginning of Period	$9.94	$10.00

Investment Activities:
Net investment income(a)	0.17	0.08
Net realized and unrealized gains (losses) from investments	0.25	(0.07)

Total from Investment Activities	0.42	0.01

Distributions:
Net investment income	(0.17)	(0.07)
Net realized gains on investments	(0.01)	—

Total Distributions	(0.18)	(0.07)

Net Asset Value, End of Period	$10.18	$9.94

Total Return(b)	4.25%	0.12%
Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$72,097	$46,328
Ratio of net expenses to average net assets(c)	0.32%	0.30%
Ratio of net investment income to average net assets(c)	3.43%	3.27%
Ratio of expenses to average net assets(c)(d)	0.57%	0.58%
Portfolio turnover rate(b)	30%	7%

Sterling Capital Securitized Opportunities Fund
	For the Six Months Ended March 31, 2012 (Unaudited)	For the Period June 30, 2011* to September 30, 2011
Net Asset Value, Beginning of Period	$10.11	$10.00

Investment Activities:
Net investment income(a)	0.13	0.06
Net realized and unrealized gains from investments	0.13	0.12

Total from Investment Activities	0.26	0.18

Distributions:
Net investment income	(0.19)	(0.07)
Net realized gains on investments	(0.01)	—

Total Distributions	(0.20)	(0.07)

Net Asset Value, End of Period	$10.17	$10.11

Total Return(b)	2.60%	1.84%
Ratios/Supplementary Data:
Net Assets, End of Period (000’s)	$35,458	$33,905
Ratio of net expenses to average net assets(c)	0.35%	0.34%
Ratio of net investment income to average net assets(c)	2.61%	2.50%
Ratio of expenses to average net assets(c)(d)	0.60%	0.64%
Portfolio turnover rate(b)	51%	26%

*	Commencement of operations on June 30, 2011.
(a)	Per share net investment income has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

12

Sterling Capital Funds
Notes to Financial Statements (Unaudited) March 31, 2012

1.	Organization:

Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund (each a “Fund” and collectively the “Funds”) commenced operations on June 30, 2011. The Funds are separate series of the Sterling Capital Funds (the “Trust”), a Massachusetts business trust organized in 1992 and registered under the Investment Company Act of 1940 (“the 1940 Act”) as an open-end investment company. The Funds are authorized to issue an unlimited amount of shares. The Funds offer one class of Shares, Class S Shares. Class S Shares are available to customers of Sterling Capital Management LLC (“Sterling Capital”) or its affiliates. The funds are “diversified” funds, as defined in the 1940 Act.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience of the Trust, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities held by the Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of March 31, 2012.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended March 31, 2012, there were no significant changes to the valuation policies and procedures.

13

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued) March 31, 2012

The summary of inputs used to determine the fair value of each Fund’s investments as of March 31, 2012 is as follows:

Investments in Securities	Level 1– Quoted Prices(a)	Level 2– Other Significant Observable Inputs(b)	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Corporate Fund	$1,392,952	$71,023,001	$—	$72,415,953
Sterling Capital Securitized Opportunities Fund	218,222	37,479,438	—	37,697,660

(a)	Represents investment companies.
(b)	Industries or security types are disclosed in the Schedules of Portfolio Investments.

There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. In addition, ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. Finally, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — The Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

In April 2011, the FASB issued ASU No. 2011-03: Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

14

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued) March 31, 2012

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately across the Trust daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Trust and the Sterling Capital Variable Insurance Funds are allocated across the Trust and Sterling Capital Variable Insurance Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., tax treatment of mortgage dollar rolls and paydown gains and losses) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended March 31, 2012 were as follows:

	Purchases	Sales
Sterling Capital Corporate Fund	$40,163,734	$15,594,915
Sterling Capital Securitized Opportunities Fund	7,375,697	844,236

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2012 were as follows:

	Purchases	Sales
Sterling Capital Corporate Fund	$ 2,388,227	$ 2,393,725
Sterling Capital Securitized Opportunities Fund	16,283,456	17,765,467

4.	Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees for the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions for the period ended March 31, 2012 is as follows:

	Contractual Fee Rate	Fee Rate after Contractual Waivers(1)
Sterling Capital Corporate Fund	0.40%	0.15%
Sterling Capital Securitized Opportunities Fund	0.40%	0.15%

1	Sterling Capital contractually agreed to limit the advisory fees paid by the Fund from June 30, 2011 through January 31, 2013.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. Each Fund pays an annual asset-based fee of 0.05% of the Fund’s average daily net assets to Sterling Capital for providing administration services. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

15

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued) March 31, 2012

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $40,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Funds in the Trust and the Sterling Capital Variable Insurance Funds based upon relative net assets.

5.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate commitment amount of $50,000,000 has been made available for use by all funds of the Trust. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than one percent (1%) per annum. The Agreement expires on March 31, 2013. During the period ended March 31, 2012 the line of credit was not utilized by the Funds.

6.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “Income tax expense” in the Statements of Operations. During the period ended March 31, 2012, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions paid to shareholders during the period June 30, 2011 (commencement of operations) through September 30, 2011, were as follows:

Ordinary Income*
Sterling Capital Corporate Fund	$192,803
Sterling Capital Securitized Opportunities Fund	238,471

*	Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

16

Sterling Capital Funds
Notes to Financial Statements (Unaudited) — (continued) March 31, 2012

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At March 31, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Gross Unrealized Appreciation	Tax Gross Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Corporate Fund	$71,427,207	$1,228,359	$(239,613)	$988,746
Sterling Capital Securitized Opportunities Fund	37,059,103	649,466	(10,909)	638,557

7.	Subsequent Events:

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

17

Sterling Capital Funds
Other Information March 31, 2012

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Sterling Capital Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is filed with the Commission within 60 days of the end of the quarter to which it relates, and is available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

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INVESTMENT ADVISOR

Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

DISTRIBUTOR

Sterling Capital Distributors, LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

BND-SAR-0312

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ E.G. Purcell III

E.G. Purcell III, President
(principal executive officer)

Date	5/25/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell III

E.G. Purcell III, President
(principal executive officer)

Date	5/25/2012

By (Signature and Title)	/s/ James T. Gillespie

James T. Gillespie, Treasurer
(principal financial officer)

Date	5/25/2012